     As filed with the Securities and Exchange Commission on April 28, 2005.

                                          Registration Nos.  File No. 333-116426
                                                               File No. 811-8260

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
             FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 [X]

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 2

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 9 [X]

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                                2000 Heritage Way
                               Waverly, Iowa 50677
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (319) 352-4090

                             Steve Suleski, Esquire
                       CUNA Mutual Life Insurance Company
                             5910 Mineral Point Road
                                Madison, WI 53705
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
[X] on May 2, 2005 pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (b)(i) of Rule 485.
[ ] on May 2, 2005 pursuant to paragraph (b)(i) of Rule 485.

If appropriate, check the following box:

[x] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: Units of interest in a Variable Account under flexible Premium Defined Variable Annuity Contracts.

================================================================================

PROSPECTUS                                                           MAY 2, 2005

                          MEMBERS VARIABLE ANNUITY III

              A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                       CUNA MUTUAL LIFE INSURANCE COMPANY

Inside this Prospectus, you will find basic information about the Contract and the Variable Account that you should know before investing. Please read it carefully and keep it for future reference. The Company may sell the Contract to individuals, or in connection with retirement plans, including plans that qualify for special federal tax treatment under the Internal Revenue Code of 1986, as amended.

The investment performance of the mutual fund portfolios underlying the Subaccounts you select will affect the Contract Value to the Payout Date, except for amounts you invest in the Fixed Account and will affect the size of variable Income Payments after the Payout Date. You bear the entire investment risk on any amounts you allocate to the Variable Account.

The following mutual funds are available through the Subaccounts of the CUNA Mutual Life Variable Annuity Account:

ULTRA SERIES FUND

      -     Money Market Fund

      -     Bond Fund

      -     High Income Fund

      -     Balanced Fund

      -     Growth and Income Stock Fund

      -     Capital Appreciation Stock Fund

      -     Mid-Cap Stock Fund

      -     Multi-Cap Growth Stock Fund

      -     International Stock Fund

      -     Global Securities Fund

This Prospectus is accompanied by a current prospectus for the Ultra Series
Fund.

Purchase payments not allocated to the Subaccounts may be allocated to the Fixed Account.

The Statement of Additional Information ("SAI") contains additional information about the Contract and the Variable Account. You will find its table of contents on the last page of this Prospectus. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference. You may obtain a copy of the SAI dated May 2, 2005 free of charge by contacting the Company. Additionally, the SEC maintains a website at http://www.sec.gov that contains the SAI and other information.

Investment in a variable annuity contract is subject to risks, including the possible loss of money. Unlike credit union and bank accounts, money invested in the Variable Account is not insured. Money in the Variable Account is not deposited in or guaranteed by any credit union or bank and is not guaranteed by any government agency.

CUNA BROKERAGE SERVICES, INC. ("CUNA BROKERAGE") SERVES AS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE CONTRACT. MORE INFORMATION ABOUT CUNA BROKERAGE AND ITS REGISTERED PERSONS IS AVAILABLE AT http://www.nasd.com OR BY CALLING 1-800-289-9999. YOU CAN ALSO OBTAIN AN INVESTOR BROCHURE FROM NASD, INC. DESCRIBING ITS PUBLIC DISCLOSURE PROGRAM.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


DEFINITIONS .....................................................     1
EXPENSE TABLES ..................................................     3
SUMMARY .........................................................     5
  The Contract ..................................................     5
  Charges and Deductions ........................................     6
  Payout Provisions .............................................     7
  Federal Tax Status ............................................     7

CUNA MUTUAL LIFE INSURANCE
COMPANY, CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT, AND THE FUNDS     7
  CUNA Mutual Life Insurance Company ............................     7
  CUNA Mutual Life Variable Annuity Account .....................     7
  The Underlying Funds ..........................................     8
  The Ultra Series Fund .........................................     8
  Availability of Funds .........................................     8
  Servicing Fees ................................................     9
  Voting Rights .................................................     9
  Material Conflicts ............................................     9
  Substitution of Securities ....................................     9
  The Fixed Account .............................................    10
  Preservation Plus Program .....................................    10
  Fixed Contract Value ..........................................    10
  Fixed Periods .................................................    11
  Fixed Account Minimum Guaranteed Interest Rate.                    11
  Market Value Adjustment .......................................    11

DESCRIPTION OF THE CONTRACT .....................................    13
  Issuance of a Contract ........................................    13
  Right to Examine ..............................................    13
  Purchase Payments .............................................    13
  Allocation of Purchase Payments ...............................    13
  Contract Value ................................................    14
  Transfer Privileges ...........................................    14
  Surrenders (Redemption) and Partial Withdrawals ...............    17
  Contract Loans ................................................    18
  Death Benefit Before the Payout Date ..........................    18
  Proportional Adjustment for Partial Withdrawals ...............    19

MISCELLANEOUS MATTERS ...........................................    19
  Payments ......................................................    19
  Modification ..................................................    19
  Reports to Owners .............................................    20
  Inquiries .....................................................    20

INCOME PAYOUT OPTIONS ...........................................    20
  Payout Date and Proceeds ......................................    20
  Election of Income Payout Options .............................    20
  Fixed Income Payments .........................................    21
  Variable Income Payments ......................................    21

Description of Income Payout Options ............................    21

CHARGES AND DEDUCTIONS ..........................................    23
  Mortality and Expense Risk Charges ............................    23
  Administrative Charge .........................................    23
  Fund Expenses .................................................    23
  Surrender Charge (Contingent Deferred Sales Charge) ...........    23
  Annual Contract Fee ...........................................    24
  Transfer Processing Fee .......................................    25
  Lost Contract Request .........................................    25
  Premium Taxes .................................................    25
  Other Taxes ...................................................    25
  Loan Interest Charge ..........................................    25
  Enhanced Death Benefit Rider Charges ..........................    25
  Endorsement Charges ...........................................    25
  Additional Information ........................................    25

RIDERS AND ENDORSEMENTS .........................................    26
  Maximum Anniversary Value Death Benefit .......................    26
  3% Annual Guarantee Death Benefit .............................    26
  Earnings Enhanced Death Benefit Rider .........................    26
  Income Payment Increase Endorsement ...........................    27
  Loan Account Endorsement ......................................    27
  Change of Annuitant Endorsement ...............................    27

DISTRIBUTION OF THE CONTRACT ....................................    27

FEDERAL TAX MATTERS .............................................    28
  Introduction ..................................................    28
  Tax Status of the Contract ....................................    28
  Taxation of Annuities .........................................    29
  Separate Account Charges ......................................    30
  Transfers, Assignments, or Exchanges of a Contract ............    31
  Withholding ...................................................    31
  Multiple Contracts ............................................    31
  Taxation of Qualified Plans ...................................    31
  Possible Charge for the Company's Taxes .......................    32
  Other Tax Consequences ........................................    33

LEGAL PROCEEDINGS ...............................................    33

FINANCIAL STATEMENTS ............................................    33

APPENDIX A - FINANCIAL HIGHLIGHTS ...............................    34

STATEMENT OF ADDITIONAL
INFORMATION .....................................................    37

                                   DEFINITIONS

ACCUMULATION UNIT

A unit of measure used to calculate Variable Contract Value.

ANNUITANT

The person or persons named in the application and on whose life the first Income Payment is to be made. No more than two Annuitants may be named. Provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant.

BENEFICIARY

The person or persons to whom the proceeds payable on the death of an Annuitant will be paid.

CODE

The Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY

The same date in each Contract Year as the Contract Issue Date.

CONTRACT ISSUE DATE

The date shown on the data page of the Contract which is also used to determine Contract Years and Contract Anniversaries.

CONTRACT VALUE

The total amount invested under the Contract. It is the sum of the Variable Contract Value, the Fixed Contract Value and the value in the Loan Account.

CONTRACT YEAR

A twelve-month period beginning on a Contract Anniversary.

DUE PROOF OF DEATH

Proof of death satisfactory to the Company. Such proof may consist of the following if acceptable to the Company:

      (a) a certified copy of the death record;

      (b) a certified copy of a court decree reciting a finding of death;

      (c) any other proof satisfactory to the Company.

FIXED ACCOUNT

An account under the Contract funded by the General Account. It is not part of or dependent upon the investment performance of the Variable Account.

FIXED AMOUNT

Any portion of Fixed Contract Value allocated to a particular Fixed Period with a particular expiration date (including interest thereon) less any withdrawals (including any applicable market value adjustments and surrender charges) or transfers.

FIXED CONTRACT VALUE

The value of the Contract Value in the Fixed Account.

FIXED PERIOD

An investment option under the Fixed Account with a specific number of years for which the Company agrees to credit a particular effective annual interest rate.

FUND

An investment portfolio of the Ultra Series Fund or any other open-end management investment company or unit investment trust in which a Subaccount invests.

GENERAL ACCOUNT

The assets of the Company other than those allocated to the Variable Account or any other separate account of the Company.

HOME OFFICE

The Company's principal office at 2000 Heritage Way, Waverly, Iowa 50677. The telephone number is 1-800-798-5500.

INCOME PAYMENT

One of several periodic payments made by the Company to the Payee under an Income Payout Option.

INCOME PAYOUT OPTION

The form of Income Payments selected by the Owner under the Contract.

LOAN ACCOUNT

For any Contract, a portion of the Company's General Account to which Variable Contract Value or Fixed Contract Value is transferred to provide collateral for any loan taken under the Contract.

LOAN AMOUNT

The sum of your loan principal plus any accrued loan interest.

NET PURCHASE PAYMENT

A purchase payment less any deduction for applicable premium expense charges.

OWNER

The person(s) (or entity) ("you") who own(s) the Contract and who is (are) entitled to exercise all rights and privileges provided in the Contract. After the Payout Date, the Payee is the Owner.

PAYEE

The person (or entity) receiving Income Payments or any successor during the Payout Period. The Annuitant is the Payee unless the Owner specifies otherwise.

PAYOUT DATE

The date on which Payout Proceeds are applied to an Income Payout Option.

PAYOUT PROCEEDS

The Contract Value less any Loan Amount, less any premium taxes, less a pro-rated portion of the annual Contract fee, plus or minus any applicable market value adjustment, less any applicable rider charges and any applicable surrender charges as of the Payout Date. This is the amount applied to Income Payments under one of the Income Payout Options.

QUALIFIED CONTRACT

A contract that is issued in connection with retirement plans that qualify for special federal income tax treatment under Section(s) 401, 403(b), 408, 408A or 457 of the Code.

SUBACCOUNT

A subdivision of the Variable Account, the assets of which are invested in a corresponding Fund.

SUBACCOUNT VALUE

Before the Payout Date, that part of any Net Purchase Payment allocated to the Subaccount plus any Contract Value transferred to that Subaccount, adjusted by interest income, dividends, net capital gains or losses (realized or unrealized), and decreased by withdrawals (including any applicable surrender charges, administrative fee, any charge for riders or premium taxes) and any Contract value transferred out of that Subaccount.

SURRENDER VALUE

The Contract Value less any applicable surrender charges, market value adjustment, premium expense charges not previously deducted, annual Contract fee, any charge for riders and Loan Amount.

VALUATION DAY

For each Subaccount, each day that the New York Stock Exchange is open for business except days that the Subaccount's corresponding Fund does not value its shares.

VALUATION PERIOD

The period beginning at the close of regular trading on the New York Stock Exchange on any Valuation Day and ending at the close of regular trading on the next succeeding Valuation Day.

VARIABLE ACCOUNT

CUNA Mutual Life Variable Annuity Account.

VARIABLE CONTRACT VALUE

The sum of the Subaccount Values.

WRITTEN REQUEST

A request in writing and in a form satisfactory to the Company which is signed by the Owner and received at the Home Office. A Written Request includes a telephone or fax request made pursuant to the terms of an executed telephone or fax authorization, with original signature, on file at the Home Office.

                                 EXPENSE TABLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, make partial withdrawals from or fully surrender the Contract, or transfer Contract Value between the Subaccounts and/or the Fixed Account. This table also includes the charges that would be paid for exercising the benefits provided by the optional endorsements. State premium taxes may also be deducted.


OWNER TRANSACTION EXPENSES


Sales Load on purchase payments                                       None
-----------------------------------------------------------    -----------------
Maximum Surrender Charge (Contingent Deferred Sales            8%*
Charge) as a percentage of purchase payments surrendered or
withdrawn

Transfer Processing Fee                                        $10 per transfer**

Lost Contract Charge                                           $ 30

Loan Interest Spread                                           2.00%***

Charges for Optional Endorsements

Change of Annuitant Endorsement                                $150****

Income Payment Increase Endorsement                            $150*****


* The surrender charge declines to 0% after the Purchase Payment has been in the Contract for seven years. For Contracts issued in connection with plans qualified under Section 457(f) of the Code, the surrender charge will be based on the Contract Year and not on how long the Purchase Payment has been in the Contract.

** The Company currently does not impose this fee.


***The Loan Interest Spread is the difference between the amount of interest the Company charges you for a loan (at an effective annual rate of 6.50%) and the amount of interest the Company credits to the Loan Account (currently, an effective annual rate of 4.50%), guaranteed to be at least an effective annual rate of 3.00%.



**** There is no charge for the change of annuitant endorsement. However, if you exercise the right provided by this endorsement during the first two Contract Years, the Company reserves the right to charge up to $150 for expenses incurred. This fee will be deducted from Contract Value on a pro-rata basis.



*****There is currently no charge for the Income Payment Increase Endorsement; however, the Company reserves the right to charge up to $150 if the option provided by this endorsement is utilized.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES


Annual Contract Fee                                                                     $30 per Contract Year *
--------------------------------------------------------------------                    -----------------------
Variable Account Annual Expenses
   (as a percentage of average Variable Contract Value):

   Mortality and Expense Risk Charge                                                             1.15%
   Administrative Charge                                                                         0.15%
                                                                                                 ----
   Total Variable Account Annual Expenses                                                        1.30%
                                                                                                 ----
Annual Charges for Optional Riders and Endorsements :
   Maximum Anniversary Value Death Benefit (as a percentage of
average monthly Contract Value)                                                                  0.15%
   3% Annual Guarantee Death Benefit (as a percentage of average
monthly Contract Value)                                                                          0.20%
   Earnings Enhanced Death Benefit Rider (as a percentage of                                     0.30%
average monthly Contract Value)


* This fee is currently waived if the Contract Value is $50,000 or more.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for the Funds.

RANGE OF EXPENSES FOR THE FUNDS


                                                                           MINIMUM       MAXIMUM
                                                                           ---------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
that are deducted from Fund assets, including management fees,               0.45%   -   1.21%
and other expenses)


The expenses used to prepare this table were provided to the Company by the Funds. The expenses shown reflect the highest and lowest expenses incurred for the year ended December 31, 2004, rounded to the nearest one hundredth of one percent. Current or future expenses may be greater or less than those shown.




EXAMPLES OF MAXIMUM CHARGES

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples show the maximum costs of investing in the Contract, including surrender charges, the annual Contract fee (after being converted into a percentage), Variable Account annual expenses, the 3% Annual Guarantee Death Benefit, the Maximum Anniversary Value Death Benefit, the Earnings Enhanced Death Benefit, and the maximum Annual Fund Operating Expenses for the year ended December 31, 2004.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract (or you annuitize the Contract under Income Payout Option 1 or Option 2B), at the end of the applicable time period:


1 year      3 years      5 years       10 years
------      -------      -------       --------
$1,043       $1,526       $2,034         $3,503


(2) If you do not surrender your Contract (or you annuitize the Contract under Income Payout Option 2A (with fixed Income Payments) or Options 3-8) at the end of the applicable time period:


1 year       3 years    5 years    10 years
------       -------    -------    --------
$323         $986       $1,674     $3,503


THE EXAMPLES ARE ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.

The examples provided above assume that no transfer charges, premium taxes, or market value adjustments have been assessed.

For the purposes of the Fee Table and Examples, the Company assumes that the Contract is owned before the Payout Date. Different fees and charges apply after the Payout Date. See "Charges and Deductions."

Appendix A to this Prospectus provides certain financial information concerning the Subaccounts, including information about Accumulation Unit values.

                                     SUMMARY

The following section summarizes certain provisions that the Company describes in more detail later in the Prospectus.

                                  THE CONTRACT

Issuance of a Contract. The Company issues Contracts to individuals or to employers or other groups in connection with retirement plans.

Right to Examine Period. You have the right to return the Contract within 10 days after you receive it and the Company will return the Contract Value or the amount required by law. State or federal law may require additional return privileges. You bear the investment risk of investing in the Subaccounts during the Right to Examine Period. Depending on the investment performance of the Subaccounts you select, you may lose money.

Purchase Payments. Generally, you must make payments totaling $5,000 within the first 12 months of the Contract. Certain Qualified Contracts, Section 1035 Contracts, and Contracts sold to employees have lower minimum purchase amounts. Unless you pay the minimum purchase amount in full at the time of application, an automatic purchase payment plan must be established resulting in the minimum purchase amount being paid before the end of the first 12 months after the Contract Issue Date.

Allocation of Purchase Payments. You may allocate purchase payments to one or more of the Subaccounts of the Variable Account and/or to the Fixed Account. Each Subaccount invests solely in a corresponding underlying Fund. The investment performance of the Fund(s) will affect the Subaccount in which you invest your purchase payments and your Contract Value.

Transfers. On or before the Payout Date, you may transfer all or part of the Contract Value between Subaccount(s) or the Fixed Account, subject to certain restrictions.

No fee currently is charged for transfers, but the Company reserves the right to charge $10 for each transfer.

Partial Withdrawal. You may withdraw part of your Contract's Surrender Value by Written Request to the Company on or before the Payout Date, subject to certain limitations.

Surrender. You may surrender the Contract and receive its Surrender Value, by Written Request to the Company before the Payout Date.

Replacement of Existing Contract. It may not be in your best interest to surrender, lapse, change, or borrow from an existing life insurance policy or annuity contract in connection with the purchase of the Contract. Before doing so, you should compare both contracts carefully. Remember that if you exchange another contract for one described in this Prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and under this Contract there will be a new surrender charge period, other charges may be higher, and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

State Variations. Certain provisions of the Contract may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal restrictions in your state. Contact the Home Office or see your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Other Annuity Contracts. The Company offers other variable annuity contracts that have different contract features, death benefits, and optional programs. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about these other contracts, contact the Home Office or your sales representative.

Qualified Contracts. An advantage of the Contract is that it provides the ability to accumulate Contract Value on a tax-deferred basis. However, the purchase of a Qualified Contract to fund a tax-qualified retirement plan does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. Therefore, Qualified Contracts should be purchased for other features and benefits offered under the Contract, such as guaranteed death benefit or Income Payment Options.


The Contract is available for purchase by individual corporations and other groups. We may reduce or waive certain charges (Surrender Charge, Annual Contract Fee, or other charges) where the size or nature of such sales results in savings to us with respect to sales, administrative, or other costs. We also may reduce or waive charges on Contracts sold to officers, directors, and employees of CUNA Mutual Life Insurance Company or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.


Generally, we may reduce or waive charges based on a number of factors, including:

-     The number of Owners;

-     The size of the group of purchasers;

-     The total premium expected to be paid;

-     Total assets under management for the owner;

-     The purpose for which the Contracts are being purchased;

-     The expected persistency of individual Contracts; and

- Any other circumstances which are rationally related to the expected reduction in expenses.

Contact our service center or your agent for more information about charge reductions and waivers.

                             CHARGES AND DEDUCTIONS

The Contract contains the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). There are no sales charges deducted at the time purchase payments are made. However, a surrender charge is deducted when you surrender or partially withdraw purchase payment(s) within seven years of their being paid.

The surrender charge is 8% of the amount of the payment withdrawn or surrendered within one year of having been paid. The surrender charge decreases by 1% for each full year that has passed since the payment was made, until the seventh full year that has passed since the payment was made, at which point the surrender charge is 0%. Please note, however, that for Contracts issued in connection with plans qualified under Section 457(f) of the Code, the surrender charge is based on the Contract Year and not on the number of years the Purchase Payment has been in the Contract. The surrender charge is 8% of payment withdrawn within one year of the Contract Issue Date. The surrender charge decreases by 1% for each full year that passes from the issue date until the seventh full year has passed, at which point the surrender charge is zero.

Annual Contract Fee. The Contract has an annual Contract fee of $30. (This fee is currently waived if the Contract Value is $50,000 or more.)

Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The Company may use any profits from this charge to finance other expenses, including expenses incurred in the administration of the Contracts and distribution expenses related to the Contracts. The charge is deducted at an annual rate of 1.15% of average Variable Contract Value.

Administrative Charge. The Company deducts a daily administrative charge to compensate it for certain administrative expenses it incurs. The charge is deducted at an annual rate of .15% of average Variable Contract Value.

Premium Expense Charge. The Company deducts a charge for any state or local premium taxes applicable to a Contract. The Company reserves the right to deduct premium taxes at the time it pays such taxes. State premium taxes currently range from 0% to 3.5%.

Loan Interest Charge. The Company charges an annual interest rate of 6.50% on loans. The Company will credit at least 3.00% to amounts held in the loan account to secure a loan. Therefore, the loan interest spread (i.e., the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts in the Loan Account) is 3.50%.

Rider/Endorsement Charges. The Company deducts a charge on each Contract Anniversary for each of three optional death benefit riders. The charge for the Maximum Anniversary Death Benefit rider is 0.15% of the average monthly Contract Value. The charge for the 3% Annual Guarantee Death Benefit rider is 0.20% of the average monthly Contract Value for the prior Contract Year. The charge for the Earnings Enhanced Death Benefit Rider is 0.30% of the average monthly Contract Value for the Contract Year. The Company also reserves the right to charge an administrative fee, not to exceed $150, under the Income Payment Increase Endorsement and the Change of Annuitant Endorsement.

Transfer Processing Fee. Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 each requested transfer.

Lost Contract Request. You may request a summary of your Contract at no charge. The Company assesses a $30 charge for each duplicate Contract.

Fund Expenses. The underlying Funds also charge annual Fund expenses at the ranges shown in the expense table.

Other Information. The Company pays compensation to broker-dealers who sell the contracts.

                                PAYOUT PROVISIONS

You select the Payout Date, subject to certain limitations.

On the Payout Date, the Payout Proceeds will be applied to an Income Payout Option, unless you choose to receive the Surrender Value in a lump sum.

                               FEDERAL TAX STATUS

Generally, any distribution from your Contract may result in taxable income. A 10% federal penalty tax may also apply to distributions before age 59 1/2. For a further discussion of the federal income tax status of variable annuity contracts, see Federal Tax Matters.

          CUNA MUTUAL LIFE INSURANCE COMPANY, CUNA MUTUAL LIFE VARIABLE
                         ANNUITY ACCOUNT, AND THE FUNDS
                       CUNA MUTUAL LIFE INSURANCE COMPANY

CUNA Mutual Life Insurance Company is a mutual life insurance company originally organized under the laws of Iowa in 1879 and incorporated on June 21, 1882. The Home Office of the Company is located at 2000 Heritage Way, Waverly, Iowa 50677-9202. The telephone number is 1-800-798-5500.

As of December 31, 2004, the Company had more than $7 billion in assets and more than $13 billion of life insurance in force.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

The Variable Account was established by the Company as a separate account on December 14, 1993. The Variable Account invests in the Funds described below. The Variable Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the SEC. The Variable Account is also subject to the laws of the State of Iowa which regulate the operations of insurance companies domiciled in Iowa.

The Variable Account is divided into 10 Subaccounts. In the future, the number of Subaccounts may change. Each Subaccount invests exclusively in shares of a single corresponding Fund. The income, gains and losses, are credited to or charged against that Subaccount reflect only the Subaccount's investment experience and not the investment experience of the Company's other assets.

Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account that exceed the Company's liabilities under the Contracts may be transferred by the Company to the


General Account and used to pay its liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

                              THE UNDERLYING FUNDS

The Subaccounts invest in the Ultra Series Fund. The Ultra Series Fund, an affiliate of the Company, is a management investment company of the series type with one or more Funds and is an open-end, management investment company.

The investment objectives and policies of each Fund are summarized below. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES. More detailed information, including a description of risks and expenses, may be found in the Funds' prospectus which must accompany or precede this Prospectus. The Funds' prospectus should be read carefully and retained for future reference. Please contact your agent or call our Home Office to obtain a prospectus for the Ultra Series Fund.

THE ULTRA SERIES FUND

Currently, the Ultra Series Fund offers Funds as investment options under the Contracts.

Money Market Fund. This Fund seeks high current income from money market instruments consistent with preservation of capital and liquidity. AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

Bond Fund. This Fund seeks a high level of current income, consistent with the prudent limitation of investment risk.

High Income Fund. This Fund seeks high current income. The Fund also seeks capital appreciation, but only when consistent with its primary goal.

Balanced Fund. This Fund seeks a high total return through the combination of income and capital appreciation.

Growth and Income Stock Fund. This Fund seeks long-term capital growth with income as a secondary consideration.

Capital Appreciation Stock Fund. This Fund seeks long-term capital appreciation.

Mid-Cap Stock Fund. This Fund seeks long-term capital appreciation.

Multi-Cap Growth Stock Fund. This Fund seeks long-term capital appreciation.

International Stock Fund. This Fund seeks long-term growth of capital.

Global Securities Fund. This Fund seeks capital appreciation.

MEMBERS Capital Advisors, Inc. serves as investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the trustees of the Ultra Series Fund.

The Funds described above are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. The investment performance and results of the Funds may be lower, or higher, than the investment results of such other (publicly available) portfolios.

There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment advisor or manager and the same investment objectives and policies, and a very similar name.

During extended periods of low interest rates, the yields of the Money Market Fund may become extremely low and possibly negative.

                              AVAILABILITY OF FUNDS

The Variable Account purchases shares of the Ultra Series Fund in accordance with a participation agreement. If the participation agreement terminates, the Variable Account may not be able to purchase additional shares of the Fund(s) covered by the agreement. Likewise, in certain circumstances, it is possible that shares of a Fund may not be available to the Variable Account even if the participation agreement relating to that Fund has not been terminated. In either event, Owners will no longer be able to allocate purchase payments or transfer Contract Value to the Subaccount investing in the Fund.

                                 SERVICING FEES


The Company has entered into agreements with the investment adviser of the Funds pursuant to which the adviser pays the Company a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of the Company and its affiliates) in the Funds. These percentages are equal to 0.15% of each Fund's average daily net assets. The percentage amount is based on assets of the particular Fund attributable to the Contract issued administered by the Company (or an affiliate). These fees are for administrative services provided to the Funds by the Company and its affiliates. Payments of fees under these agreements by the investment adviser do not increase the fees or expenses paid by the Funds or their shareholders. The amounts the Company receives under these agreements may be significant.

                                  VOTING RIGHTS

Owners with Variable Contract Value are entitled to certain voting rights for the Funds underlying the Subaccounts in which they are invested. The Company will vote Fund shares attributable to Owners at special shareholder meetings based on instructions from such Owners. However, if the law changes and the Company is allowed to vote in its own right, it may elect to do so.

Owners with voting interests in a Fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give the Company voting instructions. The Company will vote shares for which no instructions are received in the same proportion as those that are received. Before the Payout Date, the number of shares which an Owner may vote is determined by dividing the Subaccount Value by the net asset value of that Fund.

On or after the Payout Date, an Owner's voting interest, if any, is determined by dividing the dollar value of the liability for future variable Income Payments to be paid from the Subaccount by the net asset value of the Fund underlying the Subaccount. The Company will designate a date for this determination not more than 90 days before the shareholder meeting.

                               MATERIAL CONFLICTS

The Funds are offered through other separate accounts of the Company and directly to employee benefit plans affiliated with the Company. The Company does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interest of the Variable Account and one or more of the other separate accounts in which these Funds participate. Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of owners of other types of contracts issued by the Company. Material conflicts could also arise between the interests of Owners (or owners of other types of contracts issued by the Company) and the interests of participants in employee benefit plans invested in the Funds. If a material conflict occurs, the Company will take steps to protect Owners and variable annuity Payees, including withdrawal of the Variable Account from participation in the Fund(s) involved in the conflict.

                           SUBSTITUTION OF SECURITIES

The Company may substitute shares of other mutual funds for shares already purchased or to be purchased in the future if either of the following occurs:

1)    shares of a current Fund are no longer available for investment; or

2)    further investment in a Fund is inappropriate.

The substituted funds may have higher fees and expenses. Funds may be added to the product, but their availability may be limited to certain classes of Owners. Funds may also be closed to allocations of purchase payments or Contract Value, or both, and to all or only certain classes of Owners. No substitution, elimination, or combination of shares may take place without the approval of the SEC and applicable state insurance departments.

                                THE FIXED ACCOUNT

The Fixed Account is an investment option that is funded by assets of the Company's General Account and pays interest at declared rates. The General Account contains all of the Company's assets other than those in other separate accounts. It is used to support the Company's annuity and insurance obligations and may contain compensation for mortality and expense risks. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this Prospectus relating to the Fixed Account. However, information relating to the Fixed Account is subject to federal securities laws relating to accuracy and completeness of Prospectus disclosure.

Purchase payments will be allocated to the Fixed Account by election of the Owner.

The Company intends to credit amounts in the Fixed Account with interest at current rates in excess of the minimum fixed rate but is not obligated to do so. The Company has no specific formula for determining current interest rates. The Fixed Period selected will determine the current guaranteed interest rate for that Fixed Amount. Once an interest rate is declared for a Fixed Amount, it is guaranteed for the duration of the Fixed Period. Fixed Contract Value will not share in the investment performance of the Company's General Account. Any interest credited on Fixed Amounts in excess of the minimum guaranteed effective rate will be determined in the sole discretion of the Company. The Owner therefore assumes the risk that interest credited may not exceed the minimum fixed rate.

We reserve the right to restrict Purchase Payments and transfers to the Fixed Account if the yield on investments does not support the statutory minimum interest rate or if your Fixed Account Value exceeds $1,000,000.

PRESERVATION PLUS PROGRAM

An Owner may elect to allocate the initial Net Purchase Payment between the Fixed Account and the Variable Account so that at the end of the Fixed Period the portion of the initial Net Purchase Payment allocated to the Fixed Account will equal the initial Net Purchase Payment. This would permit the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Fixed Period at least equal to the initial Net Purchase Payment. Upon request, the Company will calculate the portion of any Net Purchase Payment that must be allocated to a particular Fixed Period to achieve this result.

FIXED CONTRACT VALUE

The Fixed Contract Value reflects:

- Net Purchase Payments allocated to and Contract Value transferred to the Fixed Account,

-     interest credited to Contract Value in the Fixed Account,

-     transfers of Contract Value out of the Fixed Account,

- surrenders and partial withdrawals from the Fixed Account (including any applicable market value adjustments and surrender charges), and

-     charges assessed in connection with the Contract.

Fixed Amounts are withdrawn or surrendered on a first-in-first-out basis. The Fixed Account value is the sum of Fixed Amounts under the Contract. The Fixed Contract Value is guaranteed to accumulate at a minimum effective annual interest rate shown on your data pages.

The Fixed Account varies according to the state in which the Contract is issued. The Company offers Fixed Periods varying in duration from one year to 10 years and the Company may impose a market value adjustment on amounts withdrawn prior to the expiration of a Fixed Period, if allowed by state law. Not all Fixed Periods are available in all states and some states may not allow Fixed Periods or a Fixed Account. Contact the Company for information on the availability of the Fixed Account and Fixed Periods in your state.

An Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Fixed Account for selected periods of time from one to ten years.

The Company also intends to offer a special one year Fixed Period that requires minimum monthly transfers to other Subaccounts throughout the Fixed Period (the "DCA One Year Fixed Period"). Purchase Payments may be allocated to this DCA One Year Fixed Period, but transfers in are not allowed. Purchase Payment allocations to certain Fixed Periods may be limited to three years in some states.

FIXED PERIODS

From time to time the Company will offer to credit Fixed Contract Value with interest at specific guaranteed rates for specific periods of time. These periods of time are known as Fixed Periods. The Company may offer one or more Fixed Periods of one to ten years' duration at anytime. The Company will publish an effective annual interest rate applicable to each Fixed Period being offered at that time. Net Purchase Payments allocated or Contract Value transferred to a Fixed Period are guaranteed to earn that rate of interest for each year of the period (provided that such payments and Contract Value are not withdrawn during the Fixed Period or surrendered). The interest rates available at any time will vary with the number of years in the Fixed Period but will always meet or exceed the Fixed Account minimum guaranteed interest rate in effect at the time the interest rate is disclosed.

FIXED ACCOUNT MINIMUM GUARANTEED INTEREST RATE

The Fixed Account minimum guaranteed interest rate as of your Contract Issue Date is shown on the data pages. In certain states, the Fixed Account minimum guaranteed interest rate will be recalculated each calendar quarter (on each January 1, April 1, July 1, and October 1). The Fixed Account minimum guaranteed interest rate will apply to new Fixed Amounts from Net Purchase Payments and transfers, and will never be less than the lesser of:

            (a) 3.00%; or

            (b) the interest rate determined as follows:

      - the average of the three applicable monthly five-year Constant Maturity Treasury (CMT) rates reported by the Federal Reserve (described below), and rounded out to the nearest 0.05%; MINUS

      -     1.25%; AND

      -     subject to a minimum interest rate of 1.00%.

The three monthly five-year CMT rates used in the calculation above are as follows:

      - the prior September, October, and November monthly five-year CMT rates will be used to determine the first quarter interest rate that is effective each January 1;

      - the prior December, January, and February monthly five-year CMT rates will be used to determine the second quarter interest rate that is effective each April 1;

      - the prior March, April, and May monthly five- year CMT rates will be used to determine the third quarter interest rate that is effective each July 1; and

      - the prior June, July, and August monthly CMT rates will be used to determine the fourth quarter interest rate that is effective October 1.

In certain states, the minimum rate will be fixed for the life of the Contract at 1.50% or 3.00%. See your Contract for details or call the Home Office for further information on availability in your state.

Fixed Periods begin as of the date Net Purchase Payments or transfers of Contract Value are made to them and end when the number of year(s) in the Fixed Period have elapsed. The last day of the Fixed Period is the expiration date for the Fixed Period. Owners may not select Fixed Periods with expiration dates later than the Contract's current Payout Date.

During the 30-day period prior to the expiration of a Fixed Period, the Owner may transfer the Fixed Amount related to that Fixed Period to any new Fixed Period (except a DCA Fixed Period) or Subaccount available at that time. Such transfers may be made at any time from the DCA One Year Fixed Period. In addition, monthly transfers from the DCA One Year Fixed Period to the Subaccount(s) you designate are required. If no Subaccount is designated, transfers will be made to the Money Market Subaccount. The minimum transfer amount is the monthly sum required to fully amortize the Fixed Amount as of the expiration date of the DCA One Year Fixed Period.

If, at the expiration of a Fixed Period, less than one year remains until the Payout Date, the Company will credit interest to the Fixed Amount at the guaranteed rate the Company declares for that purpose. The declared rate is guaranteed not to be less than the Fixed Account minimum guaranteed rate the Company describes above. For Fixed Periods other than the DCA One Year Fixed Period, the Company will notify Owners of the available Fixed Periods and Subaccounts 30 days prior to the expiration of a Fixed Period.


If an Owner does not respond to the notice with instructions as to how to reinvest the Fixed Amount, then on the expiration date the Company will invest the Fixed Amount in another Fixed Period of the same duration as the expiring period. If no Fixed Period of equal duration is available at that time, the Company will reinvest the Fixed Amount in the next closest Fixed Period available. If the duration of that next closest Fixed Period will extend beyond the Payout Date, you will incur a market value adjustment on the Payout Date, if permitted by your state.


MARKET VALUE ADJUSTMENT

The Company will impose a market value adjustment on Fixed Amounts withdrawn or surrendered, loaned, or applied to an Income Payout Option from a Fixed Period of 3 years or greater before expiration of the period except when such a withdrawal, surrender, loan, or annuitization occurs during the last 30 days of the period. The market value adjustment is calculated by multiplying the amount surrendered, withdrawn, loaned, or annuitized by the following factor:

           0.70 x (I - J) x n/12

Where:

    I  =  the guaranteed interest rate then being offered for a new Fixed
          Period equal in duration and type to the period from which the Fixed Amount is being withdrawn. If a Fixed Period of such duration is not being offered, "I" equals the linear interpolation of the guaranteed interest rates for the Fixed Periods then available. If the Fixed Periods needed to perform the interpolation are not being offered, "I" equals the interest rate being paid on the Treasury Constant Maturity Series published by the Federal Reserve Board for Treasury securities with remaining maturities equal to the duration of the appropriate Fixed Period. If no published rates are available for maturities equal to the duration of the appropriate Fixed Period, linear interpolation of other published rates will be used. The interest rate being credited to a DCA Fixed Period will not be used as a factor in any market value adjustment calculation.

    J  =  the guaranteed interest rate then being credited to the Fixed
          Amount being withdrawn.

    n = the number of complete months remaining until the expiration of the Fixed Period.

At a time when I exceeds J, the market value adjustment will reduce the portion of any Fixed Amount available for withdrawal, surrender or application to an Income Payout Option. At a time when J exceeds I, the market value adjustment will increase the portion of any Fixed Amount available for withdrawal, surrender, borrowing, or application to an Income Payout Option. Moreover, in no event will:


      - the market value adjustment exceed an amount equal to the total interest earned (for all Fixed Amounts) that is in excess of the effective annual rates(s) based on the Fixed Account minimum guaranteed interest in effect for each Fixed Amount;



      - the application a market value adjustment cause the sum of any surrender charges and market value adjustment for a Fixed Amount be greater than 10% of the amount withdrawn; or


      - the market value adjustment reduce the amounts withdrawn or transferred below the amount required under the nonforfeiture laws of the state with jurisdiction over the Contract.

The total amount withdrawn or surrendered could be less than the total purchase payments because of the cumulative effect of the market value adjustment and surrender charge. The market value adjustment is calculated separately for each Fixed Amount and is applied before any surrender charge. Owners must instruct the Company as to which Fixed Periods should be withdrawn or surrendered. Within any Fixed Period, Fixed Amounts are treated separately for purposes of determining any market value adjustment. The market value adjustment does not apply to amounts allocated to a DCA Fixed Period or any Fixed Period less than 3 years. In addition, a market value adjustment does not apply to the calculation of a death benefit or to amounts deducted from Fixed Contract Value by the Company as fees or charges.

Any applicable market value adjustment(s) will be deducted from or added to the remaining Fixed Amount(s), if any, or from all remaining Fixed Amounts on a pro-rata basis. If, at the time a partial withdrawal is requested from a Fixed Amount, the Fixed Account value would be insufficient to permit the deduction of the market value adjustment from any remaining Fixed Amounts, then the Company will not permit the partial withdrawal.


The Company may waive the market value adjustment in certain circumstances. (See CHARGES AND DEDUCTIONS.) The imposition of a market value adjustment may have significant federal income tax consequences. (See FEDERAL TAX MATTERS.) In certain states, the market value adjustment provisions may not apply. See your Contract for more information.

                           DESCRIPTION OF THE CONTRACT

ISSUANCE OF A CONTRACT

In order to purchase a Contract, application must be made through a representative of CUNA Brokerage Services, Inc. ("CUNA Brokerage") or a representative of a broker-dealer that has a selling agreement with CUNA Brokerage. Applications and initial purchase payments submitted to such sales representatives cannot be processed until the Company receives them from such representatives at the Home Office. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. Neither the Owner nor the Annuitant may be older than age 85 on the Contract Issue Date.

The Company may also be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

RIGHT TO EXAMINE

Owners have a ten day period to examine the Contract. The Contract may be returned to the Home Office for any reason within ten days of receipt and the Company will refund the Contract Value or another amount required by law. The refunded Contract Value will reflect the deduction of any Contract charges, unless otherwise required by law. State and/or federal law may provide additional return privileges.

Liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to the Owner will be paid by the Company.

PURCHASE PAYMENTS

The minimum amount required to purchase a Contract depends upon several factors. The minimum purchase amount the Company must receive during the first 12 months of the Contract is:

$5,000       Except as described below.

$2,000 For Contracts that qualify for special federal income tax treatment under Sections 401, 403(b), 408, 408A, or 457 of the Code. This category includes qualified pension plans, tax-sheltered annuities, individual retirement accounts, and certain deferred compensation plans.

The Value    The value of a Contract exchanged pursuant to Section 1035 of the
of a         Code, if the Company approves the transaction prior to the
Contract     exchange.


$2,000      For a Contract sold to employees of the
            Company and its subsidiaries, to employees of CUNA Brokerage and its subsidiaries, and to registered representatives and other persons associated with CUNA Brokerage.
            This category includes both individual
            retirement accounts and non-individual
            retirement accounts.

Unless the minimum purchase amount is paid in full at the time of application, an automatic purchase payment plan must be established to schedule regular payments during the first 12 months of the Contract. Under the Company's automatic purchase payment plan, the Owner can select a monthly payment schedule pursuant to which purchase payments will be automatically deducted from a credit union account, bank account or other source.

The minimum size for an initial purchase payment and subsequent purchase payment is $100, unless the payment is made through an automatic purchase payment plan in which case the minimum size is $25. Purchase payments may be made at any time during the Annuitant's lifetime and before the Payout Date. Additional purchase payments after the initial purchase payment are not required (so long as the minimum purchase amount has been paid).

The Company reserves the right not to accept: (1) purchase payments received after the Contract Anniversary following the Annuitant's 85th birthday, (2) purchase payments of less than $100, (3) purchase payments in excess of $1 million, and (4) any additional purchase payments, if mandated under applicable law.

ALLOCATION OF PURCHASE PAYMENTS

The Company allocates purchase payments to Subaccounts and/or the Fixed Account as instructed by the Owner. An allocation to a Subaccount must be for at least 1% of a purchase payment and be in whole percentages. An allocation to the Fixed Account must be for at least $1,000. A requested allocation of less than $1,000 to the Fixed Account will be transferred to the Money Market Subaccount.

If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial Net Purchase Payment will be allocated to one or more of the Subaccounts or to the Fixed Account within two Valuation Days of receipt by the Company at the Home Office. If the application is not properly completed, the Company reserves the right to retain the purchase payment for up to five Valuation Days while it attempts to complete the application. If the application is not complete at the end of the 5-day period, the Company will inform the applicant of the reason for the delay and the initial purchase payment will be returned immediately, unless the applicant specifically consents to the Company retaining the purchase payment until the application is complete. Once the application is complete, the initial Net Purchase Payment will be allocated as designated by the Owner within two Valuation Days.

The Company will process additional purchase payments at the Accumulation Unit value next determined after the Company receives the purchase payments at the Home Office.

CONTRACT VALUE

The Contract Value is the sum of Variable Contract Value, Fixed Contract Value and the value in the Loan Account.

Determining the Variable Contract Value. The Variable Contract Value is determined at the end of each Valuation Period and reflects the investment experience of the selected Subaccounts, after applicable charges. The value will be the total of the values attributable to the Contract in each of the Subaccounts (i.e. Subaccount Value). The Subaccount Values are determined by multiplying that Subaccount's Accumulation Unit value by the number of Accumulation Units.

Determination of Number of Accumulation Units. Any Net Purchase Payment allocated to a Subaccount or Contract Value transferred to a Subaccount is converted into Accumulation Units of that Subaccount. The number of Accumulation Units is determined by dividing the dollar amount being allocated or transferred to a Subaccount by the Accumulation Unit value for that Subaccount. The number of Accumulation Units is increased by additional purchase payments or allocations. The number of Accumulation Units does not change as a result of investment experience.

Any Contract Value transferred, surrendered or deducted from a Subaccount is processed by canceling or liquidating Accumulation Units. The number of Accumulation Units canceled is determined by dividing the dollar amount being removed from a Subaccount by the Accumulation Unit value.

Determination of Accumulation Unit Value. The Accumulation Unit value for a Subaccount is calculated for each Valuation Period by subtracting (2) from (1) and dividing the result by (3), where:

      (1)   Is:

            (a) the net assets of the Subaccount as of the end of the Valuation Period;

            (b) plus or minus the net charge or credit with respect to any taxes paid or any amount set aside as a provision for taxes during the Valuation Period.

      (2) The daily charges for mortality and expense risks and administrative expenses and any applicable redemption fees multiplied by the number of days in the Valuation Period.

      (3) The number of Accumulation Units outstanding as of the end of the Valuation Period.

The value of an Accumulation Unit may increase or decrease as a result of investment experience.

TRANSFER PRIVILEGES

General. Before the Payout Date, the Owner may make transfers between the Subaccounts and the Fixed Account as described below.

- Transfers to the Fixed Account must be at least $1,000 (lesser amounts received are allocated to the Money Market Subaccount).

-     Transfers are not allowed to the DCA One Year Fixed Period.

- Except for the DCA One Year Fixed Period, transfers out of a Fixed Period are permitted only during the 30-day period before the expiration of that Fixed Period.

- Transfers from the DCA One Year Fixed Period may be made throughout its Fixed Period.

- A minimum monthly transfer to the designated Subaccounts is required from each DCA One Year Fixed Period. If no Subaccounts are designated, the minimum transfer amount will be transferred to the Money Market Subaccount. The minimum transfer amount is the monthly sum that will amortize the DCA One Year Fixed Period on its expiration date.

- You cannot transfer to a Fixed Period if that Fixed Period's duration would extend beyond the Payout Date.

Amounts transferred to a Subaccount will receive the Accumulation Unit value next determined after the transfer request is received. The Company must receive a transfer request by 4:00 p.m. Eastern Time on a Valuation Day to process your transfer request on that Valuation Day.

No fee is currently charged for transfers but the Company reserves the right to charge $10 for each transfer. Transfers from a DCA Fixed Period are not subject to any transfer fees that we may impose.

Subject to the above, there is currently no limit on the number of transfers that can be made among or between Subaccounts or to or from the Fixed Account.

Transfers may be made by Written Request, fax, Internet, or by telephone.

The Company will send a written confirmation of all transfers. The Company will use reasonable procedures to confirm that fax, Internet, or telephone instructions are genuine. These procedures may include requiring callers to identify themselves and the Owner or others (e.g., Beneficiary) by name, social security number, date of birth, or other identifying information. There are risks associated with fax, Internet, or telephone transactions that don't occur if a Written Request is submitted. Anyone authorizing or making fax, Internet, or telephone requests bears those risks. The Company will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized fax, Internet, or telephone requests that the Company believes are genuine. The Company may record telephone requests. The Company reserves the right to suspend telephone (and facsimile) instructions at any time for any class of Contracts for any reason.

Internet and telephone (and facsimile) service may not always be available. Any Internet or telephone (and facsimile), whether it is yours, your service provider's, your sales representative's, or the Company's, can experience outages or slowdowns for a variety of reasons. For example, telephone communications may not be available due to natural disasters (such as hurricanes or earthquakes), man-made disasters (such as acts of terrorism, computer failures, electrical blackouts, or certain fires), or simply because of a high number of calls (which is likely to occur during periods of high market turbulence). These outages or slowdowns may delay or prevent processing your request. Although the Company has taken precautions to help its systems handle heavy use, it cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Home Office.

The Company may modify, restrict, or terminate the transfer privileges at any time for any reason.


Additional Transfer Limitations. Frequent, large, or short-term transfers among Subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by Owners. In particular, such transfers may dilute the value of Fund shares, interfere with the efficient management of the Funds, and increase brokerage and administrative costs of the Funds. These costs are borne by all Owners invested in the Subaccounts, not just those making the transfers.


In order to try to protect Owners and the Funds from potentially harmful trading activity, the Company has certain market timing policies and procedures (the "Market Timing Procedures").


Detection. The Company employs various means in an attempt to detect, deter, and prevent frequent, large, or short-term transfer activity among the Subaccounts that may adversely affect other Owners or Fund shareholders. The Company may vary the Market Timing Procedures with respect to the monitoring of potential harmful trading activity from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. However, the Company will apply the Market Timing Procedures, including any variance in the Market Timing Procedures by Subaccount, uniformly to all Owners. The Company also coordinates with the Funds to identify potential market timers, and will investigate any patterns of trading behavior identified by Funds that may not have been captured through operation of the Market Timing Procedures.


Please note that despite its best efforts, the Company may not be able to detect nor stop all harmful trading.

Deterrence. Once an Owner has been identified as a "market timer" under the Market Timing Procedures, the Company notifies the Owner that from that date forward, for three months from the date the Company mailed the notification letter, the telephone transfer and withdrawal privilege will be revoked. He or she will only be permitted to make transfers or withdrawals by written request with an original signature conveyed through the U.S. mail or overnight delivery service.

In its sole discretion, the Company may revise the Market Timing Procedures at any time without prior notice as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or (iii) impose additional or alternate restrictions on market timers (such as dollars or percentage limits on transfers). The Company also reserves the right, to the extent permitted by applicable law, to implement and administer redemption fees imposed by one or more of the Funds in the future. If required by applicable law, the Company may deduct redemption fees imposed by the Funds. Further, to the extent permitted by law, the Company also reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds.

The Company currently does not impose redemption fees on transfers, or expressly allow a certain number of transfers in a given period, or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than the Company's in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

The Company's ability to detect and deter such transfer activity is limited by its operational and technological systems, as well as by its ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite the Company's best efforts, it cannot guarantee that the Market Timing Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. The Company applies the Market Timing Procedures consistently to all Owners without waiver or exception.

Fund Frequent Trading Policies. The Funds have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the polices and procedures the Company has adopted to discourage market timing and other programmed, large, frequent, or short-term transfers.

Omnibus Orders. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund's ability to apply its respective frequent trading policies and procedures. In addition, if a Fund believes that an omnibus order the Company submits may reflect one or more transfer requests from Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Fund may reject the entire omnibus order and thereby delay or prevent the Company from implementing your request.

Dollar Cost Averaging. Dollar Cost Averaging is a long-term transfer program that allows you to make regular (monthly, quarterly, semi-annual, or annual) level investments over time. The level investments will purchase more Accumulation Units when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases had been made at the highest value and greater than if all purchases had been made at the lowest value. If continued over an extended period of time, the dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not guarantee a profit or protect against a loss.

Dollar Cost Averaging (DCA) Transfers. An Owner may choose to systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) a specified dollar amount from the Money Market Subaccount to one or more Subaccounts. A minimum monthly amount must be systematically transferred from the DCA One Year Fixed Period to one or more Subaccounts. The minimum monthly transfer amount is the monthly sum that will amortize the DCA One Year Fixed Period on its expiration date. The Company reserves the right to stop DCA transfers from the Subaccount that invests in the Money Market Fund.

Portfolio Rebalancing. An Owner may instruct the Company to automatically transfer (on a quarterly, semi-annual, or annual basis) Variable Contract Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Contract Value among the Subaccounts. Owners may start and stop automatic Variable Contract Value rebalancing at any time and may specify any percentage allocation of Contract Value between or among as many Subaccounts as are available at the time the rebalancing is elected. (If an Owner elects automatic Variable Contract Value rebalancing without specifying such percentage allocation(s), the Company will allocate Variable Contract Value in accordance with the Owner's currently effective purchase payment allocation schedule. This is not applicable if the purchase payment allocations include an allocation to the Fixed Account.) If the Owner does not specify a frequency for rebalancing, the Company will rebalance quarterly. The Company has the right to stop the portfolio rebalancing programs.

Other Types of Automatic Transfers. An Owner may also choose to systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) Variable Contract Value from one Subaccount to another. Such automatic transfers may be: (1) a specified dollar amount, (2) a specified number of Accumulation Units, (3) a specified percent of Variable Contract Value in a particular Subaccount, or (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount. Owners may also automatically transfer the interest from a Fixed Period of the Fixed Account to one or more of the Subaccounts. The minimum DCA or automatic transfer amount is the equivalent of $100 per month. If less than $100 remains in the Subaccount or DCA One Year Fixed Period from which transfers are being made, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. Once elected, automatic transfers remain in effect until the earliest of: (1) the Variable Contract

Value in the Subaccount or DCA One Year Fixed Period from which transfers are being made is depleted to zero; (2) the Owner cancels the election; or (3) for three successive months, the Variable Contract Value in the Subaccount from which transfers are being made has been insufficient to implement the automatic transfer instructions. The Company will notify the Owner when automatic transfer instructions are no longer in effect. There is no additional charge for using automatic transfers. The Company reserves the right to stop the automatic transfer programs.

SURRENDERS (REDEMPTION) AND PARTIAL WITHDRAWALS

Surrenders. At any time on or before the Payout Date, the Owner may surrender the Contract and receive its Surrender Value by Written Request to the Company. The Company will process the surrender at the Accumulation Unit value next determined after the Written Request is received at the Home Office. The Company must receive your surrender request by 4:00 p.m. Eastern Time on a Valuation Day to process the request on that Valuation Day. The Surrender Value will be paid in a lump sum unless the Owner requests payment under an Income Payout Option. The Company may apply a market value adjustment and surrender charge upon surrender.

Partial Withdrawals. At any time on or before the Payout Date, an Owner may make withdrawals of the Surrender Value. There is no minimum amount which may be withdrawn but the maximum amount is that which would leave the remaining Surrender Value equal to $2,000. A partial withdrawal request that would reduce the Surrender Value to less than $2,000 is treated as a request for a full surrender of the Contract. The Company will process the withdrawal at the Accumulation Unit value next determined after the request is received at the Home Office. The Company must receive your partial surrender request by 4:00 p.m. Eastern Time on a Valuation Day to process the request on that Valuation Day. The Company may apply a market value adjustment and surrender charge upon partial withdrawal, which will be deducted from the remaining Contract Value.

The Owner may specify the amount of the partial withdrawal to be made from Subaccounts or the Fixed Account. If the Owner does not so specify, or if the amount in the designated Subaccounts or the Fixed Account is not enough to comply with the request, the partial withdrawal (and any applicable market value adjustment and surrender charge) will be made proportionately from the accounts.

A contingent deferred sales charge may apply to surrenders and partial withdrawals.


Systematic Withdrawals. An Owner may elect to receive periodic partial withdrawals under the Company's systematic withdrawal plan. Such withdrawals will be assessed surrender charges. Under the plan, the Company will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis) from designated Subaccounts. Such withdrawals must be at least $100 each. Generally, Systematic Withdrawals may only be made from Variable Contract Value. Systematic Withdrawals can be made from the Fixed Account to satisfy Required Minimum Distributions. Systematic Withdrawals of interest from Fixed Periods of the Fixed Account are also allowed. Please note that withdrawals from the Fixed Account may be subject to a market value adjustment. The $100 minimum withdrawal requirement may be waived if the withdrawal is necessary to meet the required minimum distribution under the Code; however, any applicable surrender charge and market value adjustment will continue to apply. Generally, Owners must be at least age 59-1/2 to participate in the systematic withdrawal plan unless they elect to receive substantially equal periodic payments.


The withdrawals may be: (1) a specified dollar amount, (2) a specified whole number of Accumulation Units, (3) a specified percent of Variable Contract Value in a particular Subaccount, (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount, and (5) in an amount equal to an Owner's required minimum distribution under the Code.

Participation in the systematic withdrawal plan will terminate on the earliest of the following events: (1) the Variable Contract Value in a Subaccount from which partial withdrawals are being made becomes zero, (2) a termination date specified by the Owner is reached, (3) the Owner requests that his or her participation in the plan cease, or (4) a surrender charge would be applicable to amounts being withdrawn (i.e., partial withdrawals under the systematic withdrawal plan may not include amounts subject to the surrender charge). With regard to (4), an Owner may, by Written Request, request that systematic withdrawals continue even though a surrender charge is deducted in connection with such withdrawals. Also with regard to (4), if necessary to meet the required minimum distribution under the Code or if necessary to make substantially equal payments as required under the Code, the Company will continue systematic withdrawals even though a surrender charge is deducted.

Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988;
(ii) earnings on those contributions; and

(iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59-1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

There are federal income tax consequences to surrenders and partial withdrawals. Owners should consult with their tax adviser. The Company reserves the right to stop offering the systematic withdrawal plan at any time.

CONTRACT LOANS

Owners of Contracts issued in connection with retirement programs meeting the requirements of Section 403(b) of the Code (other than those programs subject to Title 1 of the Employee Retirement Income Security Act of 1974) may borrow from the Company using their Contracts as collateral. Loans are subject to the terms of the Contract, the retirement program and the Code. Loans are described in more detail in the SAI.

DEATH BENEFIT BEFORE THE PAYOUT DATE

Naming different persons as Owner(s), Annuitant(s), and Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it. Carefully consider the potential consequences under various scenarios when naming Owners, Annuitants, and Beneficiaries, and consult your sales representative or financial advisor.

Death of an Owner. If any Owner dies before the Payout Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. In the latter event, the surviving Annuitant becomes the Owner.

The following options are available to a sole surviving Owner or a new Owner:

      (1) If the Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

      (2) If the Owner is not the spouse of the deceased Owner he or she may elect, within 60 days of the date the Company receives Due Proof of
            Death:

            (a) to receive the Surrender Value in a single sum within 5 years of the deceased Owner's death; or

            (b) to apply the Surrender Value within 1 year of the deceased Owner's death to one of the Income Payout Options provided that payments under the option are payable over the new Owner's life or over a period not greater than the new Owner's life expectancy.

If he or she does not elect one of the above options, the Company will pay the Surrender Value five years from the date of the deceased Owner's death.

Under any of these options, sole surviving Owners or new Owners may exercise all Ownership rights and privileges from the date of the deceased Owner's death until the date that the Surrender Value is paid.

Death of the Annuitant. If the Annuitant dies before the Payout Date, the Company will pay the death benefit described below to the Beneficiary named by the Owner in a lump sum. (Owners and Beneficiaries also may name successor Beneficiaries.) If there is no surviving Beneficiary, the Company will pay the death benefit to the Owner or the Owner's estate. In lieu of a lump sum payment, the Beneficiary may elect, within 60 days of the date the Company receives Due Proof of Death of the Annuitant, to apply the death benefit to an Income Payout Option. If the Annuitant who is also an Owner dies, the Beneficiary may only apply the death benefit payment to an Income Payout Option if:

      (1) payments under the option begin within 1 year of the Annuitant's death; and

      (2) payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

In lieu of a lump sum payment, if the Beneficiary is the deceased Annuitant's spouse, then he or she may elect to continue the Contract.

Basic Death Benefit. The basic death benefit is an amount equal to the greater of:

      (1) aggregate Net Purchase Payments made under the Contract less a proportional adjustment for partial withdrawals as of the Valuation Date the Company receives Due Proof of Death; or

      (2) Contract Value as of the Valuation Date the Company receives Due Proof of Death;

The death benefit will be reduced by any outstanding Loan Amount and any applicable premium expense charges not previously deducted. The Contract also offers additional guaranteed death benefit choices as riders to the Contract. These additional choices enhance the death benefit and are available at an additional charge. Please see the Riders section for more details.

PROPORTIONAL ADJUSTMENT FOR PARTIAL WITHDRAWALS

When calculating the death benefit amount, as described above, an adjustment is made to aggregate Net Purchase Payments for partial withdrawals taken from the Contract. The proportional adjustment for partial withdrawals is calculated by dividing (1) by (2) and multiplying the result by (3) where:

(1)   Is the partial withdrawal amount;

(2)   Is the Contract Value immediately prior to the partial withdrawal; and

(3) Is the sum of Net Purchase Payments immediately prior to the partial withdrawal less any adjustment for prior partial withdrawals (including any applicable market value adjustments and surrender charges).

                              MISCELLANEOUS MATTERS

PAYMENTS

Any surrender, partial withdrawal, Contract loan, or death benefit usually will be paid within seven days of receipt of a Written Request, any information or documentation reasonably necessary to process the request, and (in the case of a death benefit) receipt and filing of Due Proof of Death. However, payments may be postponed if:

      (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

      (2)   the SEC permits the postponement for the protection of Owners; or

      (3) the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, the Company has the right to delay payment until it has assured itself that the check or draft has been honored.

The Company has the right to defer payment of any surrender, partial withdrawal, or transfer from the Fixed Account for up to six months from the date of receipt of Written Request for such a surrender or transfer. In addition, the Company may defer payment from the Fixed Account for up to two months from the date we receive due proof of death. Interest will be added to the amount paid, if required by a particular jurisdiction. Interest will be calculated at the rate required and for a time period required by law or regulation.

If mandated under applicable law, the Company may be required to reject a purchase payment. The Company may also be required to provide additional information about your account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

MODIFICATION

Upon notice to the Owner and as permitted by applicable law, the Company may modify the Contract:

(1) to permit the Contract or the Variable Account to comply with any applicable law or regulation issued by a government agency;

(2) to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(3)   to reflect a change in the operation of the Variable Account;


(4) to combine the Variable Account with any of our other separate accounts and/or create new separate accounts;


(5) to transfer the assets of any Subaccount to any other Subaccount, and to add new Subaccounts and make such Subaccounts available to any class of contracts as we deem appropriate;

(6)   to transfer assets from the Variable Account to another separate account;

(7) to deregister the Variable Account under the 1940 Act if such registration is no longer required;





(8) to operate the Variable Account as a management investment company under the 1940 Act (including managing the Variable Account under the direction of a committee) or in any other form permitted by law;



(9) to restrict or eliminate any voting rights of Owners or other persons having such rights as to the Variable Account;



(10)  to add new funds or remove existing funds;



(11) to eliminate or combine any subaccounts and transfer the assets of any subaccount to any other subaccount; or



(12) to make any other changes to the Variable Account or its operations as may be required by the 1940 Act or other applicable law or regulation.


In the event of most such modifications, the Company will make appropriate endorsement to the Contract.

REPORTS TO OWNERS

At least annually, the Company will mail to each owner, at such owner's last known address of record, a report setting forth the Contract Value (including the Contract Value in each Subaccount and each Fixed Amount) of the Contract, purchase payments paid and charges deducted since the last report, partial withdrawals made since the last report and any further information required by any applicable law or regulation.

INQUIRIES

Inquiries regarding a Contract may be made in writing to the Company at its Home Office.

                              INCOME PAYOUT OPTIONS

PAYOUT DATE AND PROCEEDS

The Owner selects the Payout Date. For Non-Qualified Contracts, the Payout Date may not be after the later of the Contract Anniversary following the Annuitant's 85th birthday or 10 years after the Contract Issue Date. For Qualified Contracts, the Payout Date must be no later than the Annuitant's age 70-1/2 or any other date meeting the requirements of the Code.

The Owner may change the Payout Date subject to the following limitations: (1) the Owner's Written Request must be received at the Home Office at least 30 days before the current Payout Date, and (2) the requested Payout Date must be a date that is at least 30 days after receipt of the Written Request.

On the Payout Date, the Payout Proceeds will be applied under the Single Life Income Option with ten years guaranteed, unless the Owner elects to have the proceeds paid under another payment option or to receive the Surrender Value in a lump sum. Unless the Owner instructs the Company otherwise, amounts in the Fixed Account will be used to provide a Fixed Income Payout Option and amounts in the Variable Account will be used to provide a variable Income Payout Option.

The Payout Proceeds equal the Contract Value:

      (1)   plus or minus any applicable market value adjustment;

      (2) minus any applicable surrender charge if Income Payout Option 1 or Option 2 (with variable Income Payments) are selected;

      (3) minus the pro-rated portion of the annual Contract fee or rider charges (unless the Payout Date falls on the Contract Anniversary);

      (4)   minus any applicable Loan Amount; and

      (5)   minus any applicable premium expense charge not yet deducted.

ELECTION OF INCOME PAYOUT OPTIONS


On the Payout Date, the Payout Proceeds will be applied under an available Income Payout Option, unless the Owner elects to receive the Surrender Value in a single sum. If an election of an Income Payout Option is not on file at the Home Office on the Payout Date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. An Income Payout Option may be elected, revoked, or changed by the Owner at any time before the Payout Date while the Annuitant is living. The election of an option and any revocation or change must be made by Written Request. The Owner may elect to apply any portion of the Payout Proceeds to provide either variable Income Payments or fixed Income Payments or a combination of both.


The Company reserves the right to refuse the election of an Income Payout Option other than paying the Payout Proceeds in a lump sum if the total amount applied to an

Income Payout Options would be less than $2,500, or each Income Payment would be less than $20.00.

FIXED INCOME PAYMENTS

Fixed Income Payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. The amount of each payment depends only on the form and duration of the Income Payout Option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount applied to purchase the Income Payments and the applicable income purchase rates in the Contract. Except for Options 1 and 2A, the income purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.5%. For Options 1 and 2A, the income purchase rates are based on an effective annual interest rate of 2.0%. The Company may, in its sole discretion, make Income Payments in an amount based on a higher interest rate.

VARIABLE INCOME PAYMENTS

The dollar amount of the first variable Income Payment is determined in the same manner as that of a fixed Income Payment. Variable Income Payments after the first payment are similar to fixed Income Payments except that the amount of each payment varies to reflect the net investment performance of the Subaccount(s) selected by the Owner or Payee.

The net investment performance of a Subaccount is translated into a variation in the amount of variable Income Payments through the use of Income Units. The amount of the first variable Income Payment associated with each Subaccount is applied to purchase Income Units at the Income Unit value for the Subaccount as of the Payout Date. The number of Income Units of each Subaccount attributable to a Contract then remains fixed unless an exchange of Income Units is made as described below. Each Subaccount has a separate Income Unit value that changes with each Valuation Period in substantially the same manner as do Accumulation Units of the Subaccount.

The dollar value of each variable Income Payment after the first is equal to the sum of the amounts determined by multiplying the number of Income Units by the Income Unit value for the Subaccount for the Valuation Period which ends immediately preceding the date of each such payment. If the net investment return of the Subaccount for a payment period is equal to the pro-rated portion of the 3.5% annual assumed investment rate, the variable Income Payment for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.5% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.5%, the payment for that period will be less than the payment for the prior period.

After the Payout Date, a Payee may change the selected Subaccount(s) by Written Request up to four times per Contract Year. Such a change will be made by exchanging Income Units of one Subaccount for another on an equivalent dollar value basis. See the Statement of Additional Information for examples of Income Unit value calculations and variable Income Payment calculations.

DESCRIPTION OF INCOME PAYOUT OPTIONS

Unless otherwise noted, once an option is selected and income payments begin, the value of any remaining payments can not be surrendered or withdrawn and paid in a single sum.

Option 1 - Interest Option. (Fixed Income Payments Only) The proceeds are left with the Company to earn interest at a compound annual rate to be determined by the Company but not less than 2%. Interest will be paid every month or every 12 months as the Payee selects. Under this option, the Payee may withdraw part or all of the proceeds at any time. This option may not be available in all states.

Option 2A - Installment Option - Fixed Payments. The Company makes Fixed monthly Income Payments for a number of years between 5 and 30 selected by the owner. In the event of the Payee's death, a successor Payee may receive the payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.


Option 2B - Installment Option - Variable Payments. The Company makes monthly Income Payments for a number of years between 5 and 30 selected by the Owner. In the event of the Payee's death, a successor Payee may receive the payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or it the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee. The Payee may elect at anytime by Written Request to surrender the income option and receive the commuted value of the remaining payments. The Payee also may elect at any time by Written Request to withdraw a portion of commuted value of the remaining payments (i.e. the future value of your remaining payments will be reduced proportionally by the withdraw). The commuted value of the payments will be calculated as described in the Contract.

Option 3A - Single Life Income Guaranteed Period Certain. The Company makes monthly Income Payments during the Annuitant's lifetime with the guarantee that payments will be made for a period of five, ten, fifteen, or twenty years as selected by the Owner. In the event of the Annuitant's death before the expiration of the specified number of years, the Payee or a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3B - Single Life Income. The same as Option 3A except that payments are not guaranteed for a specific number of years but only for the lifetime of the Annuitant. UNDER THIS OPTION, A PAYEE COULD RECEIVE ONLY ONE PAYMENT IF THE ANNUITANT DIES AFTER THE FIRST PAYMENT, TWO PAYMENTS IF THE ANNUITANT DIES AFTER THE SECOND PAYMENT, ETC.

Option 4A - Joint and Survivor Life Income - Guaranteed Period Certain. The Company makes monthly Income Payments for as long as either of two joint Annuitants remain alive, with the guarantee that payments will be made for a period of five, ten, fifteen, or twenty years as selected by the Owner. If after the second Annuitant dies, payments have been made for fewer than the selected number of years, payments will be made to the Payee or any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

The minimum amount of each fixed payment and the initial payment amount for variable Income Payout Options will be determined from the tables in the Contract that apply to the particular option using the Annuitant's age (and if applicable, gender). Age will be determined from the last birthday at the due date of the first payment.


Option 4B - Joint and Survivor Life Income. The Company makes monthly Income Payments for as long as either of two joint annuitants remain alive. The same as Option 4A except that payments are not guaranteed for a specific number of years. UNDER THIS OPTION, A PAYEE COULD RECEIVE ONLY ONE PAYMENT IF BOTH ANNUITANTS DIE AFTER THE FIRST PAYMENT, TWO PAYMENTS IF BOTH ANNUITANTS DIE AFTER THE SECOND PAYMENT, ETC.


Option 5A - Single Life Income - Payments Adjusted For Inflation - Guaranteed Period Certain (Fixed Income Payments Only). The Company makes monthly Income Payments adjusted for inflation as described below during the Annuitant's lifetime with the guarantee that payments will be made for a period of ten years or twenty years as selected by the Owner. In the event of the Annuitant's death before the expiration of the specified number of years, the Payee or a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 5B - Single Life Income - Payments Adjusted For Inflation (Fixed Income Payments Only). The Company makes monthly Income Payments adjusted for inflation as described below for as long as the annuitant lives. The same as Option 5A except that payments are not guaranteed for a specific number of years. UNDER THIS OPTION, A PAYEE COULD RECEIVE ONLY ONE PAYMENT IF THE ANNUITANT DIES AFTER THE FIRST PAYMENT, TWO PAYMENTS IF THE ANNUITANT DIES AFTER THE SECOND PAYMENT, ETC.


Option 6A - Joint and Survivor Life Income - Payments Adjusted For Inflation - Guaranteed Period Certain (Fixed Income Payments Only). The Company makes monthly Income Payments adjusted for inflation as described below for as long as either of two joint Annuitants remain alive, with the guarantee that payments will be made for a period of five, ten, fifteen, or twenty years as selected by the Owner. If after the second Annuitant dies, payments have been made for fewer than the selected number of years, payments will be made to the Payee or any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.


Option 6B - Joint and Survivor Life Income - Payments Adjusted For Inflation (Fixed Income Payments Only). The Company makes monthly Income Payments adjusted for inflation as described below for as long as two joint annuitants remain alive. The same as Option 6A except that payments are not guaranteed for a specific number of years. UNDER THIS OPTION, A PAYEE COULD RECEIVE ONLY ONE PAYMENT IF BOTH ANNUITANTS DIE AFTER THE FIRST PAYMENT, TWO PAYMENTS IF BOTH ANNUITANTS DIE AFTER THE SECOND PAYMENT, ETC.

Option 7 - Single Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund (Fixed Income Payments Only). The Company will make monthly Income Payments adjusted for inflation as described below for as long as the Annuitant lives. The total amount paid under this option will be at least equal to the Contract Value applied. If the Annuitant dies and the total of all Income Payments paid is less than the Contract Value applied to this option, the difference will be payable to the Payee or a successor Payee in a lump sum. If there is no successor Payee, it will be payable to the Payee's estate.

Option 8 - Joint and Survivor Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund (Fixed Income Payments Only). The Company will make monthly Income Payments adjusted for inflation as described below for as long as either of two joint Annuitants remain alive. The total amount paid under this option will be at least equal to the Contract Value applied. If at the death of the second Annuitant, the total of all Income Payments paid is less than the Contract Value applied to this option, the difference will be payable to the Payee or a successor Payee in a lump sum. If there is no successor Payee, it will be payable to the last surviving Payee's estate.

Adjustments for Inflation. For Options 5A, 5B, 6A, 6B, 7, and 8, Income Payments will be adjusted for inflation at the beginning of each calendar year. The adjustment is based on the percentage increase in the Consumer Price Index - Urban Wage Earners and Clerical Workers (Current Series) for the 12-month period ended September 30 of the prior calendar year. If the change in the index is negative, no adjustment will be made. If the CPI-W is discontinued, a substitute index will be used. Such substitute index may be subject to approval by your state insurance department. The Company reserves the right to discontinue offering settlement options 5A, 5B, 6A, 6B, 7, and 8 if the U.S. Treasury Department no longer issues new Treasury Inflation Protection Securities.

Alternate Payment Option. In lieu of one of the above options, the Payout Proceeds or death benefit, as applicable, may be applied to any other payment option made available by the Company or requested and agreed to by the Company.

DEATH BENEFIT AFTER THE PAYOUT DATE

If an Owner dies after the Payout Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Payee receiving Income Payments becomes the new Owner. Such Owners will have the rights of Owners after the Payout Date, including the right to name successor Payees if the deceased Owner had not previously done so. The death of an Annuitant after the Payout Date will have the effect stated in the Income Payout Option pursuant to which Income Payments are being made.

                             CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGES

The Company deducts a mortality and expense risk charge from the Variable Account. The charges are computed and deducted on a daily basis, and are equal to an annual rate of 1.15% of the average daily net assets of the Variable Account.

The mortality risk the Company assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the Income Payments received. The mortality risk that the Company assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Payout Date. The expense risk that the Company assumes is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses.

The Company may use any profits from this charge to finance other expenses, including expenses incurred in the administration of the Contracts and distribution expenses related to the Contracts, or for any other purpose.

ADMINISTRATIVE CHARGE

The Company deducts a daily administrative charge to compensate it for administrative expenses it incurs. The charge is deducted at an annual rate of 0.15% of the average daily net assets of the Variable Account.

FUND EXPENSES


Because the Variable Account purchases shares of the Funds, the net assets of the Variable Account will reflect the investment management fees and other operating expenses incurred by such Funds. A more detailed description of these fees and expenses may be found in the Funds' prospectus, which follows this Prospectus. Please note that the Funds and their investment adviser are affiliated with the Company. In addition, as discussed under "Servicing Fees" above, the Funds pay the Company for providing certain administrative services.


SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

Charge for Partial Withdrawal or Surrender. No sales charge deduction is made from purchase payments when amounts are deposited into the Contracts. However, if any amount is withdrawn or surrendered within seven years of being received by the Company, the Company will withdraw the amount requested and deduct a surrender charge from the remaining Contract Value. The Company deducts a surrender charge to compensate it for the distribution costs when Owners surrender or withdraw before distribution costs have been recovered.

The surrender charge is calculated by multiplying the applicable charge percentage (as shown below) by the amount of purchase payments surrendered. This means that you would pay the same charge at the time of withdrawal or surrender regardless of whether your Contract Value has increased or decreased. There is no surrender charge for withdrawal of Contract Value in excess of aggregate purchase payments (less withdrawals of such payments). The surrender charge is calculated using the assumption that all Contract Value in excess of aggregate purchase payments (less withdrawals of such payments) is surrendered before any purchase payments and that purchase payments are surrendered on a first-in-first-out basis.

Number of Full                    Charge as a
Years Between Date of             Percentage
Purchase Payment and Date         of Purchase
Of Surrender                      Payment
-------------------------         -----------
           0                          8%
           1                          7%
           2                          6%
           3                          5%
           4                          4%
           5                          3%
           6                          2%
           7+                         0%

For Contracts issued in conjunction with plans that qualify under Section 457(f) of the Code, the schedule of percentages shown above will apply from the Contract Issue Date to the date of surrender, rather than from the number of years since the Purchase Payment was made.

In no event will the surrender charges imposed, when added to any surrender charges previously paid on the Contract exceed 8% of aggregate Purchase Payments made to date for that Contract.

Amounts Not Subject to Surrender Charge. In each Contract Year, up to 10% of an amount equal to the aggregate Purchase Payments still subject to a surrender charge (computed at the time of the withdrawal or surrender) may be withdrawn or surrendered during that year without a surrender charge. Any amounts surrendered or withdrawn in excess of this 10% will be assessed a surrender charge. This right is not cumulative from Contract Year to Contract Year. For Contracts issued in conjunction with Section 457(f) Plans, in each Contract Year, up to 10% of an amount equal to the aggregate Purchase Payments (computed at the time of withdrawal or surrender) may be withdrawn or surrendered during that year without a surrender charge.

Waiver of Market Value Adjustment and Surrender Charge. In most states, the Contract Provides that, upon Written Request from the Owner before the Payout Date, the surrender change and any applicable market value adjustment will be waived on any partial withdrawal or surrender if the Annuitant is:

      (1) confined to nursing home or hospital after the Contract is issued (as described in the Contract); or



      (2) becomes terminally ill after the Contract is issued (as described in the Contract); or




      (3) becomes unemployed at least one year after the Contract is issued, has received unemployment compensation for at least 30 days and is receiving it at the time of the withdrawal or surrender (as described in the Contract); or



      (4) the Annuitant's primary residence is located in an area that is declared a presidential disaster area and $50,000 of damage is sustained to the residence as a result of the disaster and after the Contract is issued (as described in the Contract).


The waiver is not available in some states, and, therefore, is not described in Contracts issued in those states. The terms under which the surrender charge and any applicable market value adjustment will be waived may vary in some states and are described in Contracts issued in those states.

ANNUAL CONTRACT FEE

On each Contract Anniversary before the Payout Date, the Company deducts an annual Contract fee of $30 to pay for administrative expenses. The fee is deducted from each Subaccount and from the Fixed Account based on a proportional basis. The annual Contract fee also is deducted upon surrender of a Contract on a date other than a Contract Anniversary. A pro-rated portion of the fee is deducted upon application to an Income Payout Option. After the Payout Date, the annual Contract fee is deducted from variable Income Payments. The Company does not deduct the annual Contract fee on Contracts with a Contract Value of $50,000 or more on the Contract Anniversary. The Contract fee will not be charged after the Payout Date when a Contract with a Contract Value of $50,000 or more has been applied to an Income Payout Option.

TRANSFER PROCESSING FEE

Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for each transfer to compensate it for transfer processing costs. The transfer charge is not applicable to transfers from the DCA One Year Fixed Period. Each Written Request is considered to be one transfer, regardless of the number of Subaccounts or Fixed Amounts affected by the transfer. The transfer fee is deducted from the account from which the transfer is made. If a transfer is made from more than one account at the same time, the transfer fee is deducted pro-rata from the accounts.

LOST CONTRACT REQUEST

You can obtain a summary of your Contract at no charge. There will be a $30 charge for a duplicate Contract.

PREMIUM TAXES


Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range from 0% to 3.5%. This range is subject to change based on current state law. If premium taxes are applicable to a Contract, the jurisdiction may require payment
(a) from purchase payments as they are received, (b) from Contract Value upon withdrawal or surrender, (c) from Payout Proceeds upon application to an Income Payout Option, or (d) upon payment of a death benefit. The Company will forward payment to the taxing jurisdiction when required by law. Although the Company reserves the right to deduct premium taxes at the time such taxes are paid to the taxing authority, currently the Company does not deduct premium tax unless the Contract is annuitized.


OTHER TAXES

Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from Surrender Value, death benefit proceeds, amounts applied to Income Payout Options, or Income Payments, as appropriate.

LOAN INTEREST CHARGE

While a loan is outstanding, loan interest is payable at the end of each Contract Year or, if earlier, on the date of loan repayment, surrender, termination, or death of the Annuitant. Loan interest is charged in arrears on the amount of an outstanding loan. Loan interest that is unpaid when due will be added to the amount of the loan at the end of each Contract Year and will bear interest at the same rate.

The Company charges an annual interest rate of 6.5% on loans. After offsetting the 3.00% interest the Company guarantees it will credit to the Loan Account, the maximum guaranteed net cost of loans is 3.50% (annually).

ENHANCED DEATH BENEFIT RIDER CHARGES

The 3.0% Annual Guarantee Death Benefit rider carries an annual charge of 0.20% of average monthly Contract Value for the prior year. The Maximum Anniversary Value Death Benefit carries an annual charge of 0.15% of average monthly Contract value for the prior year; while the Earnings Enhanced Death Benefit Rider carries an annual charge of .30% of average monthly Contract Value for the prior year. These charges, which are intended to compensate the Company for the costs and risks assumed by the Company in providing the riders, will be assessed on each Contract Anniversary. Each charge will be based on the average monthly Contract Value for the previous 12 months. The charge will be deducted from the Subaccounts and Fixed Amounts on a pro-rata basis. A pro-rata portion of this charge will be deducted upon surrender payment of death proceeds, or selection of an Income Payout Option, if the surrender payment of death proceeds or selection of an Income Payout Option does not occur on a Contract Anniversary.

ENDORSEMENT CHARGES


Currently there is no charge for the Income Payment Increase Endorsement; however, the Company reserves the right to charge up to $150 for the endorsement. If a charge is assessed, it will be deducted from the additional amount received before it is added to the Contract Value applied to the Income Payment Option.



Generally, there is no charge for this endorsement, however, if the Owner exercises the rights under this endorsement during the first two Contract Years, the Company reserves the right to charge up to $150 to offset the Company's expenses incurred in connection with the endorsement. If a fee is imposed, this fee will be deducted from the Contract Value at the time of the surrender or partial withdrawal. The Change of Annuitant Endorsement is subject to a number of conditions.


ADDITIONAL INFORMATION

The Company sells the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. The Company pays commissions to the broker-dealers for selling the Contracts. You do not directly pay these commission, the Company does. The Company intends to recover commissions, marketing, administrative and other expenses and the cost of Contract benefits through the fees and charges imposed under the Contracts. See "Distribution of the Contracts" for more information.

                             RIDERS AND ENDORSEMENTS

If the Owner elects one of the following enhanced death benefit riders or endorsements, the death benefit will be paid as described above under the heading "Death Benefit Before the Payout Date," and will be calculated as set for below. The Company assesses a charge for each of the optional death benefit riders.

                    MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

This rider provides a minimum death benefit prior to the Payout Date equal to the Maximum Anniversary Value (as described below) less any Loan Amounts and premium taxes not previously deducted. On the issue date, the Maximum Anniversary Value is equal to the initial Net Purchase Payment. After the issue date, the Maximum Anniversary Value will be calculated on three different dates:

(1)   the date an additional purchase payment is received by the Company,

(2)   the date of payment of a partial withdrawal, and

(3)   on each Contract Anniversary.

When a purchase payment is received, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the Net Purchase Payment. When a partial withdrawal is paid, the Maximum Anniversary Value is equal to the most recently calculated maximum anniversary value less an adjustment for the partial withdrawal. The adjustment for each partial withdrawal is (1) divided by (2) with the result multiplied by (3) where:

(1)   is the partial withdrawal amount;

(2)   is the Contract Value immediately prior to the partial withdrawal; and

(3) is the most recently calculated Maximum Anniversary Value less any adjustments for prior partial withdrawals (including any applicable market value adjustments and surrender charges).

This rider is available for Annuitants age 75 or less on the issue date. This rider may not be available in all states.

3% ANNUAL GUARANTEE DEATH BENEFIT

This rider provides a minimum death benefit prior to the Payout Date equal to the 3% Annual Guarantee Death Benefit less any Loan Amounts and premium taxes not previously deducted. On the issue date the 3% Annual Guarantee Value is equal to the initial Net Purchase Payment. Thereafter, the 3% Annual Guarantee Value on each Contract Anniversary is the lesser of:

(1) the sum of all Net Purchase Payments received minus an adjustment for partial withdrawals plus interest compounded at a 3% annual effective rate; or

(2)   200% of all Net Purchase Payments received.

The adjustment for each partial withdrawal is equal to (1) divided by (2) with the result multiplied by (3) where:

(1)   is the partial withdrawal amount;

(2)   is the Contract Value immediately prior to the withdrawal; and

(3) is the 3% Annual Guarantee Death Benefit immediately prior to the withdrawal, less any adjustments for earlier withdrawals (including any applicable market value adjustments and surrender charges).

This rider is available for Annuitants age 75 or less on the issue date. This rider may not be available in all states.

EARNINGS ENHANCED DEATH BENEFIT RIDER

This rider provides a minimum death benefit prior to the Payout Date equal to the greater of:

(1)   the death benefit proceeds provided by the Contract;

(2) the death benefit proceeds provided by any other rider attached to the Contract; or

(3) the Earnings Enhanced Death Benefit Proceeds, as such term is defined below, as of the date Due Proof of Death is received.

The death benefit proceeds described above will be reduced by any Loan Amount and any applicable premium taxes not previously deducted.

The Earnings Enhanced Death Benefit Proceeds are equal to Contract Value plus an additional amount, not to exceed 100% of all remaining purchase payments, calculated by multiplying earnings by:

            - 0.40% if the Annuitant was age 70 or younger on the contract issue date; or

            - 0.25% if the Annuitant was age 71 or older on the contract issue date

For this purpose: (1) "earnings" means Contract Value minus any applicable rider charges accrued since the prior Contract Anniversary plus any remaining purchase payments, and (2) "remaining purchase payments" means the sum of all Net Purchase Payments received less the amount by which each partial withdrawal exceeds the earnings in the Contract immediately prior to the withdrawal. Earnings can never be less than zero.

Also for this purpose, Partial Withdrawals are deemed to be taken from Contract Value representing earnings, and when no such earnings remain, from Contract Value representing Net Purchase Payments on a first-in, first-out basis.

The Earnings Enhanced Death Benefit Rider is only available if you elect the Maximum Anniversary Value Death Benefit or the 3% Annual Guarantee Death Benefit. This rider will terminate automatically if neither of the other optional death benefit riders are in force.

                                      * * *

In addition to the enhanced death benefit riders, the Company offers the following benefits by endorsement.

INCOME PAYMENT INCREASE ENDORSEMENT

Under this endorsement and subject to the conditions described therein, you may increase the Income Payment under any Income Payout Option (other than Income Payout Option 1) by sending the Company an additional payment of up to $1 million with your Written Request electing an Income Payout Option. The Company deducts the Premium Expense Charge from the additional payment and the additional amount is added to the Contract Value applied to the Income Payout Option. Currently there is no charge for this endorsement, but the Company reserves the right to charge up to $150 for the endorsement.

LOAN ACCOUNT ENDORSEMENT

A loan account endorsement is available for Contracts meeting the requirements of Section 403(b) of the Code. The endorsement permits Owners to borrow money from the Company using the Contract Value as collateral and provides for the establishment of a Loan Account under the Contract that is part of the Fixed Account. To facilitate a loan, Variable Contract Value and/or Fixed Contract Value in the amount of the loan is transferred to the Loan Account and held as collateral. The Company charges You interest on the Loan Amount at an effective annual rate of 6.5% and credits interest on the collateral in the Loan Account at an effective annual rate of 3.0%. Please see the Endorsement for more information.

CHANGE OF ANNUITANT ENDORSEMENT

This endorsement permits an Owner that is a business or trust to change the Annuitant at any time when the current Annuitant is alive provided that both the current Annuitant and new Annuitant are selected managers or highly compensated employees of the Owner. Generally, there is no charge for this endorsement, however, if the Owner exercises the rights under this endorsement during the first two Contract Years, the Company reserves the right to charge up to $150 to offset the Company's expenses incurred in connection with the endorsement. The Change of Annuitant Endorsement is subject to a number of conditions. Please see the Endorsement for more information.

                          DISTRIBUTION OF THE CONTRACT

The Company has entered into a distribution agreement with its affiliate, CUNA Brokerage Services, Inc. ("CUNA Brokerage"), for the distribution and sale of the Contract. CUNA Brokerage offers the Contract through its sales representatives. CUNA Brokerage may also enter into selling agreements with other broker-dealers ("selling firms") for the sale of the Contract. Sales representatives of selling firms who may or may not be associated persons of CUNA Brokerage. The Company pays commissions to CUNA Brokerage for sales of The Contract by its sales representatives as well as selling firms. The investment adviser and other service providers for, or affiliates of, the Funds may, from time to time make payments for services to CUNA Brokerage.

The maximum concession payable for Contract sales by CUNA Brokerage's sales representatives is 7.25% of purchase payments. The Company and/or one or more of its affiliates may also pay for CUNA Brokerage's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for CUNA Brokerage's management team; advertising expenses; and all other expenses of distributing the Contract. CUNA Brokerage pays its sales representatives a portion of the compensation received for their sales of Contract. Sales representatives and their managers may also be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that the Company and/or one or more of its affiliates may provide. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, CUNA Brokerage's sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contract may help sales representatives and/or their managers qualify for such benefits. CUNA Brokerage's sales representatives and managers may receive other payments from the Company for services that do not directly involve the sale of the Contract, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

The maximum compensation payable for Contract sales by selling firms is 7.25% of Purchase Payments. Some selling firms and/or their sales representatives may elect to receive less compensation when a purchase payment is made along with an annual/quarterly payment based on Contract value for so long as the Contract remains in effect. Certain selling firms may receive additional amounts for: (1) sales promotions relating to the Contract; (2) costs associated with sales conferences and educational seminars for their sales representatives; and; (3) other sales expenses incurred by them. Bonus payments may be paid to certain selling firms based on aggregate sales of the Company's variable insurance contracts (including the Contract) or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

A portion of the compensation paid to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

Compensation and other incentives or payments described above are not charged directly to Owners or the Variable Account. The Company intends to recoup compensation and other sales expenses through fees and charges deducted under the Contract.

                               FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about specific tax implications should consult a competent tax adviser before making a transaction. This discussion is based upon the Company's understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified Contract is designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or Income Payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although the Company does not have direct control over the Funds in which the Variable Account invests, the Company believes that each Fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.


Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of the Contract, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While the Company believes that the Contract does not give Owners investment control over separate account assets, the Company reserves the right to modify the Contract as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.



Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Owner dies on or after the Payout Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Payout Date, the entire interest in the contract will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Annuitant or over a period not extending beyond the life expectancy of that Annuitant, provided that such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary" is the person designated by such Owner as an Annuitant and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the Owner's "Designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.


The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and surrenders) or as Income Payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Any annuity Owner who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Surrenders. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which were not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

In the case of a partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract, under Section 72(e), any amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. The Contract Value immediately before a partial withdrawal may have to be increased by any positive market value adjustment which results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of market value adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of a market value adjustment.

In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Special rules and procedures apply to Section 1035 transactions. Prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Income Payments. Tax consequences may vary depending on the payment option elected under an annuity contract. Generally, under Code Section 72(b), (prior to recovery of the investment in the Contract) taxable income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable Income Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments; however, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each Income Payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract or (ii) if distributed under a payment option, they are taxed in the same way as Income Payments.

Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

      (1)   made on or after the taxpayer reaches age 59 1/2;

      (2) made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

      (3)   attributable to the taxpayer's becoming disabled;

      (4) as part of a series of substantially equal periodic payments not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the designated Beneficiary;

      (5) made under certain annuities issued in connection with structured settlement agreements; and

      (6) made under an annuity contract that is purchased with a single purchase payment when the Payout Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made not less frequently than annually during the Income Payment period.

Other tax penalties may apply to certain distributions under a Qualified
Contract.

Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

The Company has the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive.

SEPARATE ACCOUNT CHARGES

It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although the Company does not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such actions should contact a competent tax adviser with respect to the potential tax effects.

WITHHOLDING

Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.

"Taxable eligible rollover distributions" from section 401(a) plans, section 403(b) tax-sheltered annuities, and Section 457(f) governmental plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan to an employee (or employee's spouse or former spouse a beneficiary or alternate payee), except certain distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, IRA, 403(b) tax-sheltered annuity, or to a governmental Section 457(f) plan that agrees to separately account for rollover contributions.

MULTIPLE CONTRACTS

All non-qualified deferred annuity Contracts that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includable in gross income under Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of such plans.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent Owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRA contributions are limited each year to the lesser of a limit specified in the Code or 100% of the compensation includible in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain other types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit. Earnings in an IRA are not taxed while held in the IRA. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are also subject to a 10% penalty tax. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualifications requirements.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA up to the lesser of a limit specified in the Code or 100% of compensation includible in the Owner's gross income for the year. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Simplified Employee Pension (SEP) IRAs. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (Social Security) taxes. Owners of certain Section 403(b) annuities may receive Contract loans. Contract loans that satisfy certain requirements with respect to Loan Amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under Section 403(b) may be adversely affected. Owners should seek competent advice before requesting a Contract loan. The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Certain Deferred Compensation Plans. Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Under a non-governmental plan, all investments, however, are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

At the present time, the Company makes no charge to the Subaccounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change.


Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary.


Federal estate and state and local estate, inheritance and of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.


Generation-skipping Transfer Tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



Annuity Purchases by Residents of Puerto Rico. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.



Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


                               LEGAL PROCEEDINGS

The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, the Company, or the principal underwriter of the Contract.

                              FINANCIAL STATEMENTS

The Company's financial statements are contained in the Statement of Additional Information ("SAI"). Because the Subaccounts which are available under the Contract did not begin operation before the date of this prospectus, we did not include financial information for the Subaccounts in this Prospectus or in the SAI. The Company's financial statements should be distinguished from the Variable Account's financial statements and you should consider the Company's financial statements only as bearing upon its ability to meet its obligations under the Policies. For a free copy of the Company's financial statements and/or the SAI, please contact the Company at the Home Office.

                        APPENDIX A - FINANCIAL HIGHLIGHTS


The following information is derived from the financial statements of the Variable Account III. The financial statements are included in the Statement of Additional Information. The table below gives per unit information about the financial history of each Subaccount for the fiscal year ended December 31, 2004. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Funds and the assessment of various charges.






MONEY MARKET SUBACCOUNT                                2004
                                                   -----------
Unit fair value:

Beginning of period                                $        10

End of period                                      $     10.00

Percentage increase in unit value during period           0.00%**

Number of units outstanding at end of period            41,939



BOND SUBACCOUNT                                        2004
                                                   -----------
Unit fair value:

Beginning of period                                $        10

End of period                                      $      9.98

Percentage increase in unit value during period          (0.20%)**

Number of units outstanding at end of period           191,144



HIGH INCOME SUBACCOUNT                                 2004
                                                   -----------
 Unit fair value:

Beginning of period                                $        10

End of period                                            10.25

Percentage increase in unit value during period           2.50%**

Number of units outstanding at end of period            68,835



BALANCED SUBACCOUNT                                    2004
                                                     -------
 Unit fair value:

Beginning of period                                  $    10

End of period                                          10.62

Percentage increase in unit value during period         2.50%**

Number of units outstanding at end of period         119,533


                  GROWTH AND INCOME STOCK SUBACCOUNT                         2004
                                                                             ----
Unit fair value:
Beginning of period                                                         $    10
End of period                                                                 10.99
Percentage increase in unit value during period                                9.90%**
Number of units outstanding at end of period                                144,835



                CAPITAL APPRECIATION STOCK SUBACCOUNT                        2004
                                                                             ----
Unit fair value:
Beginning of period                                                         $    10
End of period                                                                 10.61
Percentage increase in unit value during period                                6.10%**
Number of units outstanding at end of period                                253,559



MID-CAP STOCK SUBACCOUNT                                                       2004
                                                                               ----
Unit fair value:
Beginning of period                                                         $    10
End of period                                                                 10.78
Percentage increase in unit value during period                                7.80%**
Number of units outstanding at end of period                                 87,095



                MULTI-CAP GROWTH STOCK (FORMERLY KNOWN                       2004
                                                                             ----
  AS EMERGING GROWTH) SUBACCOUNT
Unit fair value:
Beginning of period                                                         $    10
End of period                                                                 11.14
Percentage increase in unit value during period                               11.40%**
Number of units outstanding at end of period                                 53,327



  GLOBAL SECURITIES SUBACCOUNT                                               2004
                                                                             ----
Unit fair value:
Beginning of period                                                         $    10
End of period                                                                 10.85
Percentage increase in unit value during period                                8.50%**
Number of units outstanding at end of period                                 18,621

  INTERNATIONAL STOCK SUBACCOUNT                                             2004
                                                                             ----
Unit fair value:
Beginning of period                                                         $    10
End of period                                                                 11.22
Percentage increase in unit value during period                               12.20%
Number of units outstanding at end of period                                 28,569



* The Contract inception date was October 11, 2004, with all Subaccounts starting with a $10.00 unit price.






**    Not annualized.

                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS

     The Contract
     Incontestability
     Misstatement of Age or Gender
     Participation
     Section 403(b) Contract Loans
     Loan Amounts
     Loan Processing
     Loan Interest

PRINCIPAL UNDERWRITER

VARIABLE INCOME PAYMENTS

     Assumed Investment Rate

     Amount of Variable Income Payments

     Income Unit Value

OTHER INFORMATION

EXPERTS

FINANCIAL STATEMENTS

You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling the Company at the Home Office.

                          MEMBERS VARIABLE ANNUITY III

                       STATEMENT OF ADDITIONAL INFORMATION

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                                2000 Heritage Way
                              Waverly, Iowa 50677
                                 (800) 798-5500

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

         Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information ("SAI") contains additional information to that already provided in the Prospectus for the individual flexible premium deferred variable annuity contract (the "Contract") offered by CUNA Mutual Life Insurance Company (the "Company").

This SAI is not a Prospectus, and it should be read only in conjunction with the Prospectus for the following

      MEMBERS Variable Annuity III Contract, dated May 2, 2005.

The Prospectus for the Contract is dated the same as this SAI. You may obtain a copy of the Prospectuses by writing or calling us at our address or phone number shown above.

                                   May 2, 2005

                                TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS..................   1

   The Contract.................................   1

   Incontestability.............................   1

   Misstatement of Age or Gender................   1

   Participation................................   1

   Section 403(b) Contract Loans................   1

   Loan Amounts.................................   1

   Loan Processing..............................   1

   Loan Interest................................   1

PRINCIPAL UNDERWRITER...........................   2

VARIABLE INCOME PAYMENTS........................   3

   Assumed Investment Rate......................   3

   Amount of Variable Income Payments...........   3

   Income Unit Value............................   3

OTHER INFORMATION...............................   4

EXPERTS.........................................   4

FINANCIAL STATEMENTS............................   4

ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. The Company will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

The Company will not contest the Contract.

MISSTATEMENT OF AGE OR GENDER

If the age or gender (if applicable) of the Annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and gender (if applicable).

PARTICIPATION

The Contract may participate in the Company's divisible surpluses but no dividends are expected to be paid. Any dividends paid after the Annuity Date would be paid with each income payment.

SECTION 403(b) CONTRACT LOANS

LOAN AMOUNTS


Generally, Owners of Contracts issued in connection with Code Section 403(b) retirement programs may borrow up to the lesser of (1) the maximum loan permitted under the Code, or (2) 100% of the Surrender Value of their Contract unless a lower minimum is required by law. Loans in excess of the maximum amount permitted under the Code may be treated as a taxable distribution rather than a loan and could cause disqualification of a Section 403(b) contract. The Owner should consult a tax adviser to determine the maximum 403(b) loan permitted under the Contract. The Owner is responsible for ensuring that the loan is taken and repaid in compliance with the applicable requirements of the Code. The Company will only make Contract loans after approving a written request by the Owner. The written consent of all irrevocable beneficiaries must be obtained before a loan will be given. Loans are not permitted in connection with 403(b) retirement programs that are subject to the provisions of Title I of the Employee Retirement Income Security Act of 1974.


LOAN PROCESSING

When a loan is made, the Company transfers an amount equal to the amount borrowed from the Variable Contract Value or Fixed Contract Value to the Loan Account. The Loan Account is part of the Company's General Account and Contract Value in the Loan Account does not participate in the investment experience of any Subaccount or Fixed Account Option. The Owner must indicate in the loan application from which Subaccount or Fixed Account Option, and in what amounts, Contract Value is to be transferred to the Loan Account. Loans may be repaid by the Owner at any time before the Payout Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Fixed Period(s) as requested by the Owner. Any transfer to a Fixed Period must be at least $1,000. A request to transfer less will be transferred to the Money Market Subaccount. Loan repayments are not allowed to the DCA One Year Fixed Period. Amounts transferred from the Fixed Amount to the Loan Account may be subject to a market value adjustment.

LOAN INTEREST


The Company charges interest on Contract loans at an effective annual rate of 6.5%. The Company pays interest on the Contract Value in the Loan Account at rates it determines from time to time but never less than an effective annual rate of 3.0%. This rate may change at the Company's discretion and Owners should request current interest rate information from the Company. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value to the Loan Account This transfer will therefore increase the loan amount.

ADDITIONAL LOAN TERMS AND LOAN DEFAULT



If at any time the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, the Company will send a written notice of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 60 days, from the day the notice is mailed, to pay the stated amount. If the Company does not receive the required loan payment within 60 days, it will terminate the Contract without value. Principal and interest must be repaid in substantially level payments made no less frequently than quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70-1/2). The Owner is allowed a 60-day grace period from the end of quarter installment due date. If the amount due by the end of the quarter is not received within the grace period, a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code section 403(b).



EFFECT OF DEATH ON LOAN



Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account does not apply to the portion of the Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.


PRINCIPAL UNDERWRITER

The Contract is offered to the public on a continuous basis. The Company anticipates continuing to offer the Contract, but reserves the right to discontinue the offering.

CUNA Brokerage Services, Inc., ("CUNA Brokerage"), the Company, serves as principal underwriter for the Contract. CUNA Brokerage is a Iowa corporation and its home office is located at 2000 Heritage Way, Waverly, Iowa 50677. CUNA Brokerage is an indirect, wholly owned subsidiary of the Company, and is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. CUNA Brokerage offers the Contract through its sales representatives. CUNA Brokerage also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as the Company's insurance agents.


CUNA Brokerage received sales compensation with respect to the Contract in the following amounts during the periods indicated:



              Aggregate Amount of Commissions Paid     Aggregate Amount of Commissions Retained by CUNA Brokerage
Fiscal Year           to CUNA Brokerage*               After Payments to its Registered Persons and Selling Firms
-----------   ------------------------------------     ----------------------------------------------------------
   2004                    $ 1,104,072                                        $ 33,122.16


CUNA Brokerage passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contract. However, under the distribution agreement with CUNA Brokerage, the Company may pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contract. The Company also pays for CUNA Brokerage's operating and other expenses.


The Company may pay certain selling firms additional amounts for: (1) sales promotions relating to the Contract; (2) costs associated with sales conferences and educational seminars for their sales representatives; and (3) other sales expenses incurred by them. The Company and/or CUNA Brokerage may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. During the last fiscal year, in conjunction with CUNA Brokerage, the Company paid the one selling firm the amount shown below in addition to sales commissions.



 Name of Selling Firm and
Principal Business Address         Agreegate Amount Paid During Last Fiscal Year                    For
-----------------------------      ---------------------------------------------      ----------------------------------
XCU Capital Corporation
5962 LaPlace Court, Suite 210
Carlsbad, CA 92008                                $ 12,500                            Attendance at Annual Sales Meeting

VARIABLE INCOME PAYMENTS

ASSUMED INVESTMENT RATE

The discussion concerning the amount of variable income payments which follows this section is based on an assumed investment rate of 3.5% per year. The assumed investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE VARIABLE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE INCOME PAYMENTS

The amount of the first variable income payment to a Payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable income payment as of the Payout Date, the Income Payout Option selected, and the age and gender (if, applicable) of the Annuitant. The Contracts contain tables indicating the dollar amount of the first income payment under each Income Payout Option for each $1,000 applied at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an assumed investment rate of 3.5% per year.

The portion of the first monthly variable income payment derived from a Subaccount is divided by the Income Unit value for that Subaccount (calculated as of the date of the first monthly payment). The number of such units will remain fixed during the annuity period, assuming the Payee makes no exchanges of Income Units for Income Units of another Subaccount.

In any subsequent month, for any Contract, the dollar amount of the variable income payment derived from each Subaccount is determined by multiplying the number of Income Units of that Subaccount attributable to that Contract by the value of such Income Unit at the end of the Valuation Period immediately preceding the date of such payment.

The Income Unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Subaccount or Subaccounts supporting the variable income payments, less an adjustment to neutralize the 3.5% assumed investment rate referred to above. Therefore, the dollar amount of income payments after the first will vary with the amount by which the net investment return of the appropriate Subaccounts is greater or less than 3.5% per year. For example, for a Contract using only one Subaccount to generate variable income payments, if that Subaccount has a cumulative net investment return of 5% over a one year period, the first income payment in the next year will be approximately 1-1/2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first income payment in the next year will be approximately 2-1/2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Income Payments" in the Prospectus.)

INCOME UNIT VALUE

The value of an Income Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The Income Unit value for each Subaccount's first Valuation Period was set at $100. The Income Unit value for a Subaccount is calculated for each subsequent Valuation Period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

      (1)   is the Accumulation Unit value for the current Valuation Period;

      (2) is the Accumulation Unit value for the immediately preceding Valuation Period;

      (3) is the Income Unit value for the immediately preceding Valuation Period; and

      (4) is a special factor designed to compensate for the assumed investment rate of 3.5% built into the table used to compute the first variable income payment.

The following illustrations show, by use of hypothetical examples, the method of determining the Income Unit value and the amount of several variable income payments based on one Subaccount.



ILLUSTRATION OF CALCULATION OF INCOME UNIT VALUE
------------------------------------------------
1. Accumulation Unit value for current Valuation Period                              12.56
2. Accumulation Unit value for immediately preceding Valuation Period                12.55
3. Income Unit value for immediately preceding Valuation Period                     103.41
4. Factor to compensate for the assumed investment rate of 3.5%                 0.99990575
5. Income Unit value of current Valuation Period ((1)/(2)) x (3) x (4)              103.48

ILLUSTRATION OF VARIABLE INCOME PAYMENTS
----------------------------------------
 1. Number of Accumulation Units at Annuity Date                                   1,000.00
 2. Accumulation Unit value                                                     $     18.00
 3. Adjusted Contract Value (1) x (2)                                           $ 18,000.00
 4. First monthly income payment per $1,000 of adjusted Contract Value          $      5.63
 5. First monthly income payment (3) x (4) / 1,000                              $    101.34
 6. Income Unit value                                                           $     98.00
 7. Number of Income Units (5) / (6)                                                  1.034
 8. Assume Income Unit value for second month equal to                          $     99.70
 9. Second monthly income payment (7) x (8)                                     $    103.09
10. Assume Income Unit value for third month equal to                           $     95.30
11. Third monthly income payment (7) x (10)                                     $     98.54

OTHER INFORMATION

A registration statement ("Registration Statement") has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this SAI. Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

EXPERTS


The financial statements of the subaccounts comprising the CUNA Mutual Life Variable Annuity Account as of December 31, 2004 and for the year then ended and the financial statements of the Company as of December 31, 2004 and for the year then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accountants and independent auditors, respectively, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 180 North Stetson Avenue, Chicago IL, 60601.



The (i) the consolidated balance sheet of the Company as of December 31, 2003 and the consolidated statements of income, comprehensive income, changes in policyholders' surplus and cash flows for each of the two years in the period then ended, included herein and elsewhere in the Registration Statement have been included in reliance upon the reports of PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, independent accountants, and upon the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The Company's financial statements and the financial statements of the Variable Account are contained in this Statement of Information ("SAI"). The Company's financial statements should be distinguished from the Variable Account's financial statements and you should consider the Company's financial statements only as bearing upon its ability to meet its obligations under the Policies.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          MEMBERS VARIABLE ANNUITY III
           STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31,2004

                                                             MONEY                          HIGH                        GROWTH AND
                                                             MARKET          BOND          INCOME        BALANCED      INCOME STOCK
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND (NOTE 2):
    Money Market Fund, 419,812 shares at net asset value
    of $1.00 per share (cost $419,812) ..................  $  419,812     $       --     $       --     $       --     $         --

    Bond Fund, 184,557 shares at net asset value of
    $10.34 per share (cost $1,974,779) ..................          --      1,908,241             --             --               --

    High Income Fund, 67,921 shares at net asset value of
    $10.40 per share (cost $741,911) ....................          --             --        706,286             --               --

    Balanced Fund, 66,500 shares at net asset value of
    $19.11 per share (cost $1,275,639) ..................          --             --             --      1,270,611               --

    Growth and Income Stock Fund, 52,269 shares at net
    asset value of $30.47 per share (cost $1,579,224) ...          --             --             --             --        1,592,713
                                                           ----------     ----------     ----------     ----------     ------------
       Total assets .....................................     419,812      1,908,241        706,286      1,270,611        1,592,713
                                                           ----------     ----------     ----------     ----------     ------------

LIABILITIES:
    Accrued adverse mortality and expense charges .......         292          1,278            514            891            1,024
    Other accrued expenses ..............................          38            167             67            116              134
                                                           ----------     ----------     ----------     ----------     ------------
    Total liabilities ...................................         330          1,445            581          1,007            1,158
                                                           ----------     ----------     ----------     ----------     ------------
                                                           $  419,482     $1,906,796     $  705,705     $1,269,604     $  1,591,555
                                                           ==========     ==========     ==========     ==========     ============

CONTRACT OWNERS'EQUITY:
Contracts in accumulation period ........................  $  419,482     $1,906,796     $  705,705     $1,269,604     $  1,591,555
Contracts in annuitization period .......................          --             --             --             --               --
                                                           ----------     ----------     ----------     ----------     ------------
    Total contract owners'equity ........................  $  419,482     $1,906,796     $  705,705     $1,269,604     $  1,591,555
                                                           ==========     ==========     ==========     ==========     ============

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          MEMBERS VARIABLE ANNUITY III
     STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31,2004 (CONTINUED)

                                                                     CAPITAL                  MULTI-CAP
                                                                   APPRECIATION    MID-CAP     GROWTH      GLOBAL    INTERNATIONAL
                                                                      STOCK         STOCK      STOCK     SECURITIES      STOCK
                                                                    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND (NOTE 2):
    Capital Appreciation Stock Fund, 136,751 shares at net
    asset value of $19.68 per share (cost $2,688,846) .........    $  2,691,551  $       --  $       --  $       --  $          --

    Mid-Cap Stock Fund, 56,636 shares at net asset value
    of $16.58 per share (cost $936,347) .......................              --     939,217          --          --             --

    Multi-Cap Growth Stock Fund, 87,380 shares at net
    asset value of $6.80 per share (cost $589,137) ............              --          --     594,559          --             --

    Global Securities Fund, 17,595 shares at net asset value of
    $11.49 per share (cost $196,606) ..........................              --          --          --     202,204             --

    International Stock Portfolio, 28,252 shares at net asset
    value of $11.36 per share (cost $313,827) .................              --          --          --          --        320,829
                                                                   ------------  ----------  ----------  ----------  -------------
       Total assets ...........................................       2,691,551     939,217     594,559     202,204        320,829
                                                                   ------------  ----------  ----------  ----------  -------------

LIABILITIES:
    Accrued adverse mortality and expense charges .............           1,020         615         402         133            211
    Other accrued expenses ....................................             133          80          53          17             28
                                                                   ------------  ----------  ----------  ----------  -------------
    Total liabilities .........................................           1,153         695         455         150            239
                                                                   ------------  ----------  ----------  ----------  -------------
                                                                   $  2,690,398  $  938,522  $  594,104  $  202,054  $     320,590
                                                                   ============  ==========  ==========  ==========  =============

CONTRACT OWNERS'EQUITY:
Contracts in accumulation period ..............................    $  2,690,398  $  938,522  $  594,104  $  202,054  $     320,590
Contracts in annuitization period .............................              --          --          --          --             --
                                                                   ------------  ----------  ----------  ----------  -------------
    Total contract owners'equity ..............................    $  2,690,398  $  938,522  $  594,104  $  202,054  $     320,590
                                                                   ============  ==========  ==========  ==========  =============

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          MEMBERS VARIABLE ANNUITY III
   STATEMENTS OF OPERATIONS FOR THE PERIOD OCTOBER 11,2004 TO DECEMBER 31,2004

                                                               MONEY                        HIGH                      GROWTH AND
                                                               MARKET         BOND         INCOME       BALANCED     INCOME STOCK
                                                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
     Dividend income .....................................   $      450    $   70,097    $   40,971    $   27,701    $     21,985
     Mortality and expense charges (note 3) ..............         (314)       (1,404)         (587)       (1,031)         (1,137)
     Administrative charges (note 3) .....................          (41)         (183)          (77)         (135)           (148)
                                                             ----------    ----------    ----------    ----------    ------------
     Net investment income (loss) ........................           95        68,510        40,307        26,535          20,700
                                                             ----------    ----------    ----------    ----------    ------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized gain (loss) on sale of fund shares .........           --            --            --             2              --
     Realized gain distributions .........................           --            --            --            --              --
                                                             ----------    ----------    ----------    ----------    ------------
     Net realized gain (loss) on investments .............           --            --            --             2              --
                                                             ----------    ----------    ----------    ----------    ------------

NET CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
 ON INVESTMENTS ..........................................           --       (66,537)      (35,624)       (5,029)         13,489
                                                             ----------    ----------    ----------    ----------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS ..............................................   $       95    $    1,973    $    4,683    $   21,508    $     34,189
                                                             ==========    ==========    ==========    ==========    ============

                                                               CAPITAL                     MULTI-CAP
                                                            APPRECIATION     MID-CAP        GROWTH        GLOBAL      INTERNATIONAL
                                                               STOCK          STOCK         STOCK       SECURITIES        STOCK
                                                             SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
     Dividend income ....................................   $     17,774    $    8,179    $      181    $      404    $       3,764
     Mortality and expense charges (note 3) .............         (1,047)         (656)         (437)         (135)            (225)
     Administrative charges (note 3) ....................           (136)          (86)          (57)          (17)             (29)
                                                            ------------    ----------    ----------    ----------    -------------
     Net investment income (loss) .......................         16,591         7,437          (313)          252            3,510
                                                            ------------    ----------    ----------    ----------    -------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized gain (loss) on sale of fund shares ........             --            --            --            --               --
     Realized gain distributions ........................             --        13,212         6,717            --               --
                                                            ------------    ----------    ----------    ----------    -------------
     Net realized gain (loss) on investments ............             --        13,212         6,717            --               --
                                                            ------------    ----------    ----------    ----------    -------------

NET CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
 ON INVESTMENTS .........................................          2,705         2,871         5,422         5,598            7,002
                                                            ------------    ----------    ----------    ----------    -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS .............................................   $     19,296    $   23,520    $   11,826    $    5,850    $      10,512
                                                            ============    ==========    ==========    ==========    =============

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          MEMBERS VARIABLE ANNUITY III
      STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD OCTOBER 11,2004 TO
                                DECEMBER 31,2004

                                                                        MONEY MARKET           BOND
                                                                         SUBACCOUNT         SUBACCOUNT
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ......................................   $         95        $    68,510
  Net realized gain (loss) on investments ...........................             --                 --
  Net change in unrealized appreciation or
   (depreciation) on investments ....................................             --            (66,537)
                                                                        ------------        -----------
    Net increase (decrease) in net assets from operations ...........             95              1,973
                                                                        ------------        -----------
CONTRACT TRANSACTIONS:
  Payments received from contract owners ............................        428,199          1,940,026
  Transfers between subaccounts (including fixed accounts), net .....          4,269            (35,203)
  Transfers for contract benefits and terminations ..................        (13,081)                --
  Contract charges and fees .........................................             --                 --
                                                                        ------------        -----------
    Net increase (decrease) in net assets from contract transactions         419,387          1,904,823
                                                                        ------------        -----------
  Total increase (decrease) in net assets ...........................        419,482          1,906,796

NET ASSETS:
  Beginning of period ...............................................             --                 --
                                                                        ------------        -----------
  End of period .....................................................   $    419,482        $ 1,906,796
                                                                        ============        ===========

                                                                                     HIGH INCOME         BALANCED
                                                                                      SUBACCOUNT        SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...............................................        $    40,307       $      26,535
  Net realized gain (loss) on investments ...................................                 --                   2
  Net change in unrealized appreciation or
    (depreciation) on investments ...........................................            (35,624)             (5,029)
                                                                                     -----------       -------------
    Net increase (decrease) in net assets from operations ...................              4,683              21,508
                                                                                     -----------       -------------

CONTRACT TRANSACTIONS:
  Payments received from contract owners ....................................            700,936           1,240,877
  Transfers between subaccounts (including fixed accounts), net .                             86               7,219
  Transfers for contract benefits and terminations...........................                 --                  --
  Contract charges and fees .................................................                 --                  --
                                                                                     -----------       -------------
     Net increase (decrease) in net assets from contract transactions                    701,022           1,248,096
                                                                                     -----------       -------------
  Total increase (decrease) in net assets ...................................            705,705           1,269,604

NET ASSETS:
  Beginning of period........................................................                 --                  --
                                                                                     -----------       -------------
  End of period .............................................................        $   705,705       $   1,269,604
                                                                                     ===========       =============

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          MEMBERS VARIABLE ANNUITY III
     STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD OCTOBER 11,2004 TO
                          DECEMBER 31,2004 (CONTINUED)

                                                                                        GROWTH AND             CAPITAL
                                                                                       INCOME STOCK           APPRECIATION
                                                                                        SUBACCOUNT          STOCK SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) .................................................      $        20,700       $         16,591
  Net realized gain (loss) on investments ......................................                   --                     --
  Net change in unrealized appreciation or (depreciation)
   on investments ..............................................................               13,489                  2,705
                                                                                      ---------------       ----------------
     Net increase (decrease) in net assets from operations .....................               34,189                 19,296
                                                                                      ---------------       ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners .......................................            1,531,486              2,665,290
  Transfers between subaccounts (including fixed accounts), net ................               25,880                  5,812
  Transfers for contract benefits and terminations .............................                   --                     --
  Contract charges and fees ....................................................                   --                     --
                                                                                      ---------------       ----------------
     Net increase (decrease) in net assets from contract transactions                       1,557,366              2,671,102
                                                                                      ---------------       ----------------
  Total increase (decrease) in net assets ......................................            1,591,555              2,690,398

NET ASSETS:
  Beginning of period ..........................................................                   --                     --
                                                                                      ---------------       ----------------
  End of period ................................................................      $     1,591,555       $      2,690,398
                                                                                      ===============       ================

                                                                                       MID-CAP STOCK        MULTI-CAP GROWTH
                                                                                        SUBACCOUNT          STOCK SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) .................................................      $         7,437       $           (313)
  Net realized gain (loss) on security transactions.............................               13,212                  6,717
  Net change in unrealized appreciation or (depreciation)
    on investments .............................................................                2,871                  5,422
                                                                                      ---------------       ----------------
     Net increase (decrease) in net assets from operations .....................               23,520                 11,826
                                                                                      ---------------       ----------------

CONTRACT TRANSACTIONS:
  Payments received from contract owners .......................................              903,834                579,611
  Transfers between subaccounts (including fixed accounts), net ................               11,168                  2,667
  Transfers for contract benefits and terminations .............................                   --                     --
  Contract charges and fees ....................................................                   --                     --
    Net increase (decrease) in net assets from contract transactions                          915,002                582,278
                                                                                      ---------------       ----------------
Total increase (decrease) in net assets ........................................              938,522                594,104

NET ASSETS:
  Beginning of period ..........................................................                   --                     --
                                                                                      ---------------       ----------------
  End of period ................................................................      $       938,522       $        594,104
                                                                                      ===============       ================

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          MEMBERS VARIABLE ANNUITY III
     STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD OCTOBER 11,2004 TO
                          DECEMBER 31,2004 (CONTINUED)

                                                                                      GLOBAL SECURITIES      INTERNATIONAL
                                                                                         SUBACCOUNT         STOCK SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) .................................................      $             252     $          3,510
  Net realized gain (loss) on investments ......................................                     --                   --
  Net change in unrealized appreciation or (depreciation)
    on investments .............................................................                  5,598                7,002
                                                                                      -----------------     ----------------
     Net increase (decrease) in net assets from operations .....................                  5,850               10,512
                                                                                      -----------------     ----------------

CONTRACT TRANSACTIONS:
  Payments received from contract owners .......................................                196,204              308,946
  Transfers between subaccounts (including fixed accounts), net ................                     --                1,132
  Transfers for contract benefits and terminations .............................                     --                   --
  Contract charges and fees ....................................................                     --                   --
                                                                                      -----------------     ----------------
    Net increase (decrease) in net assets from contract transactions                            196,204              310,078
                                                                                      -----------------     ----------------
  Total increase (decrease) in net assets ......................................                202,054              320,590

NET ASSETS:
  Beginning of period ..........................................................                     --                   --
                                                                                      -----------------     ----------------
  End of period ................................................................      $         202,054     $        320,590
                                                                                      =================     ================

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          MEMBERS VARIABLE ANNUITY III
                          NOTES TO FINANCIAL STATEMENTS

(1)   ORGANIZATION

      The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

      Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

      The Variable Account currently sells four variable annuity products. These financial statements include the MEMBERS Variable Annuity III product. This product became available for sale on October 11, 2004.

      The accompanying financial statements include only the Contract owner deposits applicable to the variable portions of the Contracts and exclude deposits for fixed dollar benefits, which are included in the general account of the Company.

      Investments

      The Variable Account currently is divided into ten subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares), or any other open-end management investment company or unit investment trust in which a subaccount invests). The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

      The Variable Account invests in shares of certain funds within the Ultra Series Fund, a management investment company of the series type with one or more funds. The Ultra Series Fund is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

      Ultra Series Fund currently has ten funds available as investment options under the Contracts. This fund company may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. All of the funds became available for investment on October 11, 2004. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

      MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society (CMIS). CMIS is joined in an agreement of permanent affiliation with the Company, and the companies have a common management team and board of directors.

(2)   SIGNIFICANT ACCOUNTING POLICIES

      Investment Valuation

      The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Transactions are recorded on a trade date basis. Realized gains and losses from security transactions are reported on an average cost basis. Income from dividends and gains from realized gain distributions from each fund are recorded on the ex-dividend date and are reinvested in that fund.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          MEMBERS VARIABLE ANNUITY III
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

      Federal Income Taxes

      The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Variable Account to the extent the earnings are credited under the contracts. Accordingly, no charge for income tax is currently recorded to the Variable Account. If such taxes are incurred by the Company in the future, a charge to the Variable Account may be assessed.

      Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)   FEES AND CHARGES

      Contract Charges

      SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

      For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

      Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

      ANNUAL CONTRACT FEE. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

      DEATH BENEFIT RIDER CHARGES. Optional death benefit riders are available on the contract. The Maximum Anniversary Value Death Benefit, 3% Annual Guarantee Death Benefit and Earnings Enhanced Death Benefit riders are available for issue ages 0 to 75. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts rider fees from the contract value. The annual charge for each of these riders ranges from 0.15% to 0.35% of average assets during the prior contract year.

      TRANSFER FEE. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

      PREMIUM TAXES. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal, (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

      Variable Account Charges

      MORTALITY AND EXPENSE CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.15%.

      ADMINISTRATIVE CHARGE. The Company deducts a daily administrative charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          MEMBERS VARIABLE ANNUITY III
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(4)   PURCHASE AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                          Purchases              Sales
                                         -----------          -----------
Money Market Fund......................  $   432,876          $    13,064
Bond Fund..............................    1,974,779                   --
High Income Fund.......................      741,915                    5
Balanced Fund..........................    1,275,730                   92
Growth and Income Stock Fund...........    1,579,224                   --
Capital Appreciation Stock Fund........    2,688,846                   --
Mid-Cap Stock Fund.....................      936,347                   --
Multi-Cap Growth Stock Fund............      589,138                   --
Global Securities Fund.................      196,608                   --
International Stock Portfolio..........      313,827                   --
                                         -----------          -----------
                                         $10,729,290          $    13,161
                                         ===========          ===========

(5)   CHANGES IN UNITS OUTSTANDING

      The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:

                                             MONEY                        HIGH                  GROWTH AND
                                             MARKET        BOND          INCOME     BALANCED   INCOME STOCK
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                           ----------    ----------    ----------  ----------   ----------
Units outstanding at December 31, 2003            0             0             0            0            0
Units issued                                 43,247       202,199        68,835      119,533      144,835
Units redeemed                               (1,308)      (11,055)            0            0            0
                                             ------       -------        ------      -------      -------
Units outstanding at December 31, 2004       41,939       191,144        68,835      119,533      144,835
                                             ======       =======        ======      =======      =======

                                            CAPITAL
                                          APPRECIATION     MID-CAP      MULTI-CAP       GLOBAL    INTERNATIONAL
                                             STOCK          STOCK      GROWTH STOCK   SECURITIES      STOCK
                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           ----------     ----------    ----------    ----------    ----------
Units outstanding at December 31, 2003             0             0             0             0             0
Units issued                                 253,559        87,095        53,327        18,621        28,569
Units redeemed                                     0             0             0             0             0
                                             -------        ------        ------        ------        ------
Units outstanding at December 31, 2004       253,559        87,095        53,327        18,621        28,569
                                             =======        ======        ======        ======        ======

(6)   FINANCIAL HIGHLIGHTS

      The Variable Account sells four variable annuity products. The following table displays the financial information for each subaccount offered by the MEMBERS Variable Annuity III product.

                                        At December 31,        For the Year Ended December 31,
                                -----------------------------  -------------------------------
                                Units    Unit      Net Assets  Investment(1)  Expense    Total
                                (000s) Fair Value    (000s)    Income Ratio   Ratio(2) Return(3)
                                -----  ----------    ------    -------------  -------- ---------
MONEY MARKET SUBACCOUNT:
2004*                              42    $10.00     $   419        0.19%       1.30%     0.00%

BOND SUBACCOUNT:
2004*                             191    $ 9.98     $ 1,907        9.91%       1.30%    (0.20%)

HIGH INCOME SUBACCOUNT:
2004*                              69    $10.25     $   706       14.72%       1.30%     2.50%

BALANCED SUBACCOUNT:
2004*                             120    $10.62     $ 1,270        5.67%       1.30%     6.20%

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          MEMBERS VARIABLE ANNUITY III
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 At December 31,        For the Year Ended December 31,
                                        ------------------------------  -------------------------------
                                         Units     Unit     Net Assets  Investment(1) Expense     Total
                                        (000s)  Fair Value    (000s)    Income Ratio  Ratio(2)  Return(3)
                                        ------  ----------  ----------  ------------  -------  ---------
GROWTH AND INCOME STOCK SUBACCOUNT:
2004*                                      145  $    10.99  $    1,592      4.08%      1.30%     9.90%

CAPITAL APPRECIATION STOCK SUBACCOUNT:
2004*                                      254  $    10.61  $    2,690      3.21%      1.30%     6.10%

MID-CAP STOCK SUBACCOUNT:
2004*                                       87  $    10.78  $      939      2.36%      1.30%     7.80%

MULTI-CAP GROWTH STOCK SUBACCOUNT:
2004*                                       53  $    11.14  $      594      0.09%      1.30%    11.40%

GLOBAL SECURITIES SUBACCOUNT:
2004*                                       19  $    10.85  $      202      0.53%      1.30%     8.50%

INTERNATIONAL STOCK SUBACCOUNT:
2004*                                       29  $    11.22  $      321      3.43%      1.30%    12.20%

(1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation, if any, indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

*For the period of October 11, 2004 through December 31, 2004; all subaccounts were started with a $10.00 unit fair value.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          MEMBERS VARIABLE ANNUITY III
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account MEMBERS Variable Annuity III Product

We have audited the accompanying statements of assets and liabilities of the Money Market, Bond, High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, Global Securities, and International Stock Subaccounts (the Subaccounts) comprising CUNA Mutual Life Variable Annuity Account (the Variable Account) of CUNA Mutual Life Insurance Company as of December 31, 2004, the related statements of operations and the statements of changes in net assets for the period October 11, 2004 (date of product introduction) to December 31, 2004, These financial statements are the responsibility of the Variable Accountis management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts of the CUNA Mutual Life Variable Annuity Account of CUNA Mutual Life Insurance Company as of December 31, 2004, the results of their operations and the changes in their net assets for the period October 11, 2004 (date of product introduction) to December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Chicago, Illinois

March 4, 2005

CUNA MUTUAL LIFE INSURANCE
COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS
AS OF (DECEMBER 31, 2004 AND 2003) AND FOR THE THREE YEARS ENDED DECEMBER 31, 2004 AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
CUNA Mutual Life Insurance Company:

We have audited the accompanying consolidated balance sheet of CUNA Mutual Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2004, and the related consolidated statements of operations comprehensive income, changes in policyholders' surplus, comprehensive income, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such 2004 consolidated financial statements present fairly, in all material respects, the financial position of the CUNA Mutual Life Insurance Company and their subsidiaries at December 31, 2004, and the results of their operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Chicago, Illinois

April 20, 2005

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2004 and 2003
(000s omitted)

                                                                                   2004          2003
                                                                                -----------   -----------
ASSETS
Debt securities available for sale at fair value                                $ 2,856,986   $ 2,682,834
Equity securities available for sale at fair value                                  199,317       125,124
Equity in unconsolidated affiliate                                                   20,065        15,171
Mortgage loans                                                                      211,278       242,029
Real estate, at cost, less accumulated depreciation (2004 - $30,697;
  2003 - $27,890)                                                                    39,559        41,336
Policy loans                                                                         94,574        97,269
Short-term investments                                                              190,557       228,114
Other invested assets                                                                42,085        19,875
Cash and cash equivalents                                                            14,325        73,061
                                                                                -----------   -----------

Total cash and investments                                                        3,668,746     3,524,813

Accrued investment income                                                            34,261        36,759
Reinsurance recoverable, net                                                        751,131       700,910
Deferred policy acquisition costs                                                   256,771       234,429
Office properties, equipment and computer software, at cost, less
  accumulated depreciation (2004 - $40,113; 2003 - $38,258)                          11,346        13,941
Other assets and receivables                                                         20,912        19,916
Separate account assets                                                           4,001,641     3,472,382
                                                                                -----------   -----------

Total assets                                                                    $ 8,744,808   $ 8,003,150
                                                                                ===========   ===========

LIABILITIES AND POLICYHOLDERS' SURPLUS
Policyholder account balances                                                   $ 3,085,608   $ 2,943,568
Insurance reserves - life and health                                                822,430       764,828
Unearned premiums                                                                    30,077        29,630
Dividends payable to policyholders                                                   12,159        14,362
Income taxes payable                                                                 11,062         2,135
Deferred income tax liability                                                        36,570        27,586
Accrued postretirement benefit liability                                             29,199        28,386
Accrued pension liability                                                             4,820         4,662
Notes payable                                                                         5,921        15,977
Accounts payable and other liabilities                                              242,049       276,665
Separate account liabilities                                                      4,001,641     3,472,382
                                                                                -----------   -----------

Total liabilities                                                                 8,281,536     7,580,181
                                                                                -----------   -----------

Accumulated other comprehensive income                                               58,997        59,068
Retained earnings                                                                   404,275       363,901
                                                                                -----------   -----------

Total policyholders' surplus                                                        463,272       422,969
                                                                                -----------   -----------
Total liabilities and policyholders' surplus                                    $ 8,744,808   $ 8,003,150
                                                                                ===========   ===========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Operations
Years Ended December 31, 2004, 2003 and 2002
(000s omitted)

                                                                      2004               2003               2002
                                                               -----------------    ---------------    --------------
Revenues:
  Life and health premiums                                     $         183,618    $       159,857    $      139,381
  Net investment income                                                  157,434            156,816           145,337
  Net realized investment gains (losses)                                  18,266             15,577           (29,545)
  Contract charges                                                        76,099             71,791            73,926
  Other income                                                            11,588              9,728             8,292
                                                               -----------------    ---------------    --------------

Total revenues                                                           447,005            413,769           337,391
                                                               -----------------    ---------------    --------------

Benefits and expenses:
  Life and health insurance claims and benefits                          152,181            139,578           113,424
  Interest credited to policyholder account balances                      93,044             84,621            79,026
  Policyholder dividends                                                  25,369             28,009            26,820
  Operating and other expenses                                           125,262            131,458           143,991
                                                               -----------------    ---------------    --------------

Total benefits and expenses                                              395,856            383,666           363,261
                                                               -----------------    ---------------    --------------

Income (loss) before income taxes and equity in net income
  of unconsolidated affiliate                                             51,149             30,103           (25,870)

Income tax expense (benefit)                                              13,973              9,446           (20,454)
                                                               -----------------    ---------------    --------------

Income (loss) before equity in net income of unconsolidated
  affiliate                                                               37,176             20,657            (5,416)

Equity in net income of unconsolidated affiliate,                          3,198              1,781               822
  net of tax
                                                               -----------------    ---------------    --------------

Net income (loss)                                              $          40,374    $        22,438    $       (4,594)
                                                               =================    ===============    ==============

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income
Years Ended December 31, 2004, 2003 and 2002
(000s omitted)

                                                                     2004                2003               2002
                                                               -----------------    ---------------    --------------
Net income (loss)                                              $          40,374    $        22,438    $       (4,594)
                                                               -----------------    ---------------    --------------
Other comprehensive income (loss), net of tax:
 Unrealized net gains (losses) on investment
  securities:
  Unrealized net holding gains arising during
   period                                                                 15,726             28,840            22,645
  Applicable income tax expense on above                                  (5,504)           (10,094)           (7,926)
  Reclassification adjustment for net (gains)
   losses included in net income                                         (15,836)           (10,909)           28,794
  Applicable income tax expense (benefit) on
   above                                                                   5,543              3,818           (10,078)
                                                               -----------------    ---------------    --------------

Other comprehensive income (loss)                                            (71)            11,655            33,435
                                                               -----------------    ---------------    --------------

Comprehensive income                                           $          40,303    $        34,093    $       28,841
                                                               =================    ===============    ==============

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Changes in Policyholders' Surplus
Years Ended December 31, 2004, 2003 and 2002
(000s omitted)

                                                                     2004                2003               2002
                                                               -----------------    ---------------    --------------
Retained earnings:
  Balance at beginning of year                                 $         363,901    $       341,463    $      346,057
  Net income (loss)                                                       40,374             22,438            (4,594)
                                                               -----------------    ---------------    --------------

  Balance at end of year                                                 404,275            363,901           341,463
                                                               -----------------    ---------------    --------------

Accumulated other comprehensive income:
  Unrealized investment gains:
     Balance at beginning of year                                         59,068             47,413            13,978
     Unrealized gain (loss) on investment
      securities, net of tax (2004 - $(38); 2003 -
      $6,271; 2002 - $10,320)                                                (71)            11,655            33,435
                                                               -----------------    ---------------    --------------

     Balance at end of year                                               58,997             59,068            47,413
                                                               -----------------    ---------------    --------------

Total policyholders' surplus                                   $         463,272    $       422,969    $      388,876
                                                               =================    ===============    ==============

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years Ended December 31, 2004, 2003 and 2002
(000s omitted)

                                                                     2004                 2003              2002
                                                               -----------------    ---------------    --------------
Cash flows from operating activities:
  Net income (loss)                                            $          40,374    $        22,438    $       (4,594)
    Adjustments to reconcile net income (loss) to net cash
      provided by operating activities:
      Amortization of deferred policy acquisition costs                   33,396             32,505            35,669
      Policy acquisition costs deferred                                  (53,717)           (48,058)          (46,369)
      Depreciation of fixed assets                                         5,880              6,326             5,818
      Deferred income taxes                                                7,430             (4,742)            3,045
      Net realized investment (gains) losses                             (18,266)           (15,577)           29,545
      Policyholder assessments on investment-type contracts              (22,435)           (22,260)          (21,815)
      Interest credited to policyholder account balances                  93,044             84,621            79,026
      Amortization of bond premium and discount                           10,720              8,823             1,284
      Other investment income                                             (2,712)             3,066               484
      Equity in net income of unconsolidated affiliate                    (3,198)            (1,781)             (822)
    Changes in other assets and liabilities:
      Accrued investment income                                            2,498             (5,885)           (4,695)
      Other assets and receivables                                        (7,077)               164           (10,558)
      Insurance reserves                                                  57,602             94,734            22,850
      Unearned premiums                                                   (1,258)              (815)           (1,437)
      Accrued income taxes                                                 8,927              3,577           (21,125)
      Other liabilities                                                     (983)           (29,373)          145,130
                                                               -----------------    ---------------    --------------

Net cash provided by operating activities                      $         150,225    $       127,763    $      211,436
                                                               -----------------    ---------------    --------------

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows, continued
Years Ended December 31, 2004, 2003 and 2002
(000s omitted)

                                                                     2004                 2003              2002
                                                               -----------------    ---------------    --------------
Cash flows from investing activities:
  Purchase of investments:
    Debt securities                                            $      (1,331,845)   $    (1,792,068)   $   (1,350,286)
    Equity securities                                                    (74,966)           (36,136)          (24,622)
    Mortgage loans                                                        (3,499)                 -                 -
    Real estate                                                           (1,410)            (1,176)           (1,228)
    Short-term investments                                               (67,827)           (13,502)         (131,232)
  Proceeds on sale or maturity of investments:
    Debt securities                                                    1,139,746          1,351,244           955,610
    Equity securities                                                     18,670             11,940            26,119
    Mortgage loans                                                        34,250             35,042            30,931
    Real estate                                                              367                  -                 -
    Short-term investments                                                70,288              7,673            37,893
  Purchases of office properties, equipment and computer
    software                                                                (416)              (541)           (5,672)
  Change in policy loans                                                   2,695              2,753             1,253
  Other, net                                                             (12,250)           (22,801)          (12,299)
                                                               -----------------    ---------------    --------------

Net cash used in investing activities                                   (226,197)          (457,572)         (473,533)
                                                               -----------------    ---------------    --------------

Cash flows from financing activities:
  Deposits to policyholder account balances                              418,562            765,847           564,364
  Withdrawals from policyholder account balances                        (391,270)          (440,014)         (284,408)
  Change in notes payable                                                (10,056)            14,751                 -
                                                               -----------------    ---------------    --------------

Net cash provided by financing activities                                 17,236            340,584           279,956
                                                               -----------------    ---------------    --------------

Change in cash and cash equivalents                                      (58,736)            10,775            17,859
Cash and cash equivalents at beginning of year                            73,061             62,286            44,427
                                                               -----------------    ---------------    --------------

Cash and cash equivalents at end of year                       $          14,325    $        73,061    $       62,286
                                                               =================    ===============    ==============

Supplemental disclosures of cash information:
  Cash (refunded) paid during the year for income taxes, net
    of refunds                                                 $           2,383    $        10,612    $       (2,374)
                                                               =================    ===============    ==============

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(1)   NATURE OF BUSINESS

      CUNA Mutual Life Insurance Company ("CMLIC" or the "Company"), a mutual life insurance company domiciled in Iowa, offers a full range of ordinary life and health insurance and annuity products through face-to-face and direct response distribution systems. Most of its new business is generated from sales to credit union members. The Company owns 50% of MEMBERS Capital Advisors, Inc., a registered investment advisor and 100% of CMIA of Wisconsin, Inc., an insurance agency and holding company. CMIA of Wisconsin, Inc. owns 100% of League Insurance Agency.

      The Company is authorized to sell insurance in the District of Columbia and all states except New York. No single jurisdiction has a significant concentration of business.

(2)   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

            BASIS OF PRESENTATION

      The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of CMLIC and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

            USE OF ESTIMATES

      The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investment valuations, deferred policy acquisition costs and insurance reserves are most affected by the use of estimates and assumptions.

            INVESTMENTS OTHER THAN INVESTMENTS IN UNCONSOLIDATED AFFILIATES

      Investments in debt securities, including bonds and redeemable preferred stocks, are classified as available for sale and are carried at fair value. Prepayment assumptions for loan-backed bonds and structured securities were obtained from industry survey values or internal estimates. These assumptions are consistent with the current interest rate environment. The retrospective adjustment method is used to value all such securities.

      Investments in equity securities, including common stocks and nonredeemable preferred stocks, are classified as available for sale and are reported at fair value.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      Unrealized gains and losses on investments in debt and equity securities, net of deferred federal income taxes, are included in accumulated other comprehensive income as a separate component of policyholders' surplus.

      Debt and equity securities are considered impaired, and their cost basis is written down to fair value and a realized investment loss recorded, when management expects a decline in value to persist (i.e., the decline is other than temporary). In determining whether an unrealized loss is expected to be temporary, the Company considers severity of impairment, duration of impairment, financial position of the issuer, and the intent and ability of the Company to hold the investment until the fair value has recovered.

      Mortgage loans held for investment are carried at their aggregate unpaid principal balance, net of valuation allowances. Valuation allowances are provided when a mortgage loan becomes impaired. Impairment is determined when it becomes probable the Company will be unable to collect the total contractual amounts due. Impairments are recorded as realized investment losses and are determined based upon the carrying value of the recorded investment in the mortgage loan and the estimated fair value of the underlying collateral.

      Investments in real estate are carried at cost net of accumulated depreciation. The cost of real estate is adjusted for impairment whenever events or circumstances indicate the carrying value of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net realized investment losses.

      Policy loans are reported at their unpaid principal balance.

      Short-term investments, including the reinvestment of cash collateral received for securities lending transactions, are reported at amortized cost, which approximates fair value.

      Other invested assets include investments in limited partnerships and derivatives carried at fair value, as well as receivables resulting from investment transactions.

      Interest income is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income reflects amortization of premiums and accrual of discounts on an effective-yield basis, based upon expected cash flows. Other sources of investment income include real estate operations and derivative activity. Realized gains and losses on the sale of investments are determined based upon the specific identification method.

            DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative instruments, such as interest rate swaps and caps, total return swaps, foreign currency futures, bond and stock index futures, and purchased and written options to help maximize risk adjusted investment returns; reduce interest rate risks of long term assets; control exposure to various credit, currency and market risks; and manage exposure to various equity and fixed income market sectors. Derivatives are stated in the

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      consolidated balance sheets at estimated fair value. Changes in fair value are reported in net income, as are gains and losses at termination.

      CMLIC uses hedge accounting when derivatives are designated, qualify and are highly effective as hedges. Under hedge accounting, changes in fair value of the derivative and the hedged risk are generally recognized together and offset each other when reported in net income.

            EQUITY IN UNCONSOLIDATED AFFILIATE

      Equity in unconsolidated affiliate represents CMLIC's 50% ownership of the common stock of MEMBERS Capital Advisors, Inc., and is accounted for using the equity method.

            CASH AND CASH EQUIVALENTS

      Cash and cash equivalents include deposits in financial institutions, U.S. Treasury bills, money market instruments, and commercial paper with original maturities under 90 days, which are not otherwise restricted.

            OFFICE PROPERTIES, EQUIPMENT AND COMPUTER SOFTWARE

      Office properties, equipment, and computer software are carried at cost net of accumulated depreciation. Depreciation is determined on a straight-line basis over the estimated useful lives of the assets. The useful life of equipment and software is generally three to seven years, while for office properties it is generally twenty years.

            DEFERRED ACQUISITION COSTS

      The costs of acquiring new business that vary with, and are primarily related to, the production of new business have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs principally include commissions and similar selling expenses, premium taxes, sales costs, and certain policy issuance and underwriting costs. For investment contracts and universal life-type products, these deferred acquisition costs are amortized principally over the expected contract life in relation to the present value of estimated gross profits from mortality, investment, and expense margins. Deferred acquisition costs on participating insurance contracts are amortized over the life of the book of participating contracts at a constant rate based on the present value of the estimated gross margin expected to be realized. For other term life and whole life insurance products, deferred acquisition costs are amortized in relation to expected premiums. For universal life-type, investment and participating insurance contracts, the deferred policy acquisition cost asset is adjusted for the impact on estimated gross profits or gross margins of net unrealized gains and losses on investment securities.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

            SEPARATE ACCOUNTS

      The Company issues variable annuities, variable life insurance policies, and certain other insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. Separate account assets are carried at fair value. Separate account liabilities primarily represent the contractholders' claims to the related assets.

      Separate account contract fee income consists of charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are reflected in contract charges. Investment income and realized and unrealized investment gains and losses of the separate account assets, except for the portion related to the Company's ownership of the separate accounts, accrue directly to the contractholders and therefore, are not included in the Company's consolidated statements of operations. Deposits to the separate accounts are not included in consolidated cash flows. Appreciation or depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in policyholders' surplus.

      Substantially all of the separate account assets are invested in unit investment trusts that are registered with the Securities and Exchange Commission.

      Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or specified contract anniversary date, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives.

            POLICYHOLDER ACCOUNT BALANCES

      The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies. The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges. Average credited rates ranged from 2.45% to 6.47% in 2004 and 3.16% to 5.72% in 2003. Future
      minimum guaranteed interest rates during the life of the contracts vary from 1.5% to 4.5%.

            INSURANCE RESERVES

      For traditional participating products, future policy benefit reserves are computed using the net level premium method. Mortality and interest rates used are those guaranteed in calculating the cash surrender values. Mortality rates are based on statutory valuation tables and interest rates vary from 2.5% to 5.5%. No provision is made for adverse deviation.

      For other term life and whole life products, future policy benefit reserves are computed using the net level premium method based on assumptions related to estimated future investment yield, mortality, morbidity, withdrawals, and expenses. Mortality, morbidity and withdrawal assumptions reflect the Company's historical experience and industry standards. Interest rate

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      assumptions range from 8.0% to 5.5%. Provisions for adverse deviation have been reflected in the interest assumption and also in the mortality/morbidity assumption when deemed necessary.

      For immediate annuities or similar contracts with life contingencies, the reserve is calculated as the present value of future benefits. The mortality rates used are based on statutory valuation tables and the interest rates used range from 4.0% to 9.5%.

      The Company offers various death benefit guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. Liabilities for variable contract death benefit guarantees are included in policyholder account balances.

      Pursuant to the adoption of Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Traditional Long-Duration Contracts and for Separate Accounts" in 2004, the liability for death benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for those guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. Adoption of this Statement of Position did not have a material impact on the Company's consolidated balance sheet or Statement of Operations.

            REVENUE, BENEFIT, AND EXPENSE RECOGNITION

      Term life and whole life insurance premiums are recognized as premium income when due. Revenue is recognized at the time of issue on immediate annuity and supplemental contracts that subject the Company to longevity risk (risk that the Company will have to make payments contingent upon the continued survival of an insured or insureds). Related policy benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

      Amounts collected on policies not subject to significant mortality or longevity risk, principally group annuity and deferred annuity contracts (investment contracts), are recorded as increases in policyholder account balances. Revenue for investment contracts consists of net investment income as well as policy fees assessed against the policyholder account balance such as administration and surrender charges, which are recorded as contract charges in the accompanying consolidated financial statements. Expenses consist of interest credited to contracts, benefits incurred in the period in excess of related policyholder account balances and policy maintenance costs.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      Universal life-type policies are insurance contracts with terms that are not fixed or guaranteed. Amounts received as payments for such contracts are credited to policyholder account balances. Revenues from universal life-type policies, which are recorded as contract charges in the accompanying consolidated financial statements, consist of fees assessed against policyholder account balances for surrender charges, cost of insurance, and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefits incurred in the period in excess of related policyholder account balances.

      Profits from investment contract and universal life-type policies are recognized in relation to the expected gross profit stream of the product (fees, charges, and investment income reduced by related expenses).

            INCOME TAXES

      The provision for income taxes includes amounts currently payable and deferred income taxes, which result from differences between financial reporting and tax bases of assets and liabilities. Recorded deferred tax amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they are enacted.


            BENEFIT PLANS

      The Company recognizes costs for its defined benefit pension plans and postretirement benefits on an accrual basis as employees perform services to earn the benefits. Postretirement benefits are generally funded on a pay-as-you-go basis. The cost of benefits provided to former or inactive employees after employment but before retirement are recognized during an employee's service years if they meet certain requirements.

            REINSURANCE

      Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with those used in accounting for the underlying direct policies ceded and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported net in the statements of operations. A receivable is recorded for the portion of benefits paid that are reinsured and a reinsurance recoverable is recorded for insurance reserves reinsured and a prepaid reinsurance asset is recorded for unearned premiums that relate to policies that have been reinsured.

            FOREIGN EXCHANGE

      The Company's financial statements are impacted by changes in foreign currency exchange rates on investment holdings denominated in foreign currency. The foreign exchange impact of investment holdings classified as available for sale are included with unrealized investment gains in accumulated other comprehensive income as a separate component of policyholders' surplus. The foreign exchange impacts on all other investment holdings are reflected as transaction gains and losses in the Company's consolidated statements of operations.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

            FAIR VALUE OF FINANCIAL INSTRUMENTS

      Accounting standards require disclosure of fair value information about certain on- and off-balance sheet financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not readily available, fair values are based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows.

      Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. Certain financial instruments and all nonfinancial instruments are excluded from the disclosure requirements. In addition, the tax ramifications of the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been taken into consideration.

      The following methods and assumptions were used by the Company in estimating the fair value disclosures for significant financial instruments:

      Cash and Cash Equivalents, Short-term Investments, and Accrued Investment
      Income: the carrying amounts for these instruments approximate their fair values due to their short term nature.

      Policy Loans: policy loans are considered an integral part of the underlying insurance policies. Because policy loans are often repaid by reducing policy benefits and due to their variable maturity dates, it is not practicable to estimate their fair value.

      Investment Securities: fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values of equity securities are based on quoted market prices.

      Mortgage Loans: the fair values for mortgage loans are estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair values for mortgages in default are reported at the estimated fair value of the underlying collateral.

      Derivative Financial Instruments: the fair value of derivatives is based upon an estimate, using discounted cash flow techniques, of the amount which would be required to close the derivative position given the current market environment, or upon broker quotes. Fair values for derivatives traded on an exchange are based on quoted market prices.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      Investment-Type Contracts: the fair value of the Company's liabilities under investment-type insurance contracts such as annuities and other policyholder deposit contracts is based on the account balance less applicable surrender charges and considering applicable market value adjustments.

      Notes Payable: the short-term note payable has a variable interest rate and the carrying amount is a reasonable estimate of fair value. The other note payable is discounted using cash flow techniques as described for mortgage loans.

            EMERGING ACCOUNTING MATTERS

      In 2003, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 46R, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51" ("FIN 46R"). FIN 46R provides guidance to identify variable interest entities ("VIEs") and requires consolidation by their primary beneficiary. A VIE is defined as an entity in which either
      1) the equity investors, if any, do not have a controlling financial interest, or 2) the equity investment at risk is insufficient to finance that entity's activities without receiving additional subordinated financial support from other parties. An enterprise whose investment in a VIE absorbs the majority of the VIE's expected losses or receives a majority of its expected residual returns is considered a primary beneficiary, although not all VIEs will have a primary beneficiary. FIN 46R is not effective until 2005 for non-public entities and implementation is not expected to have a material impact on the Company's consolidated balance sheet.

      In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF 03-1, which was to be effective for fiscal periods beginning after June 15, 2004. EITF 03-1 requires that when the fair value of an investment security is less than its cost basis an impairment exists for which determination must be made as to whether the impairment is temporary or other than temporary. In September 2004, the FASB issued, and the Company adopted, FSP EITF Issue 03-1-1, which deferred the effective date of the impairment measurement and recognition provisions contained in paragraphs 10-20 of EITF 03-1 until proposed FSP EITF 03-1-a is issued as final guidance. The disclosure requirements of EITF 03-1 were previously adopted by the Company as of December 31, 2003 for investments accounted for under SFAS 115, "Accounting for Certain Investments in Debt and Equity Securities." For all other investments within the scope of EITF 03-1, the disclosures are effective and have been adopted by the Company as of December 31, 2004.

      In May 2004, the FASB issued FSP FAS 106-2 to address the accounting implications of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("Act"). The Act, which was signed into law on December 8, 2003, provides, among other things, a federal subsidy to plan sponsors who maintain postretirement health care plans that provide prescription drug benefits and meet certain equivalency criteria. The Company believes that its prescription drug benefits qualify for the subsidy and recognized the impact of the Act in 2004, which reduced its accumulated postretirement benefit obligation by $5,956.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(3)   INVESTMENTS

            DEBT SECURITIES

      The amortized cost, gross unrealized gains and losses and estimated fair values of debt securities at December 31, 2004 and 2003 are as follows:

                                                     Gross Unrealized
                                Amortized            ----------------                 Estimated
December 31, 2004                 Cost            Gains              Losses           Fair Value
-----------------              -----------   ---------------   -----------------    ---------------
U.S. government and agencies   $   134,878   $         1,260   $            (383)   $       135,755
States and political
  subdivisions                      11,263                21                (122)            11,162
Foreign government securities      293,166            20,308              (2,349)           311,125
Domestic corporate securities    1,189,663            34,673              (2,917)         1,221,419
Mortgage-backed and other
  structured securities          1,092,940            17,273              (3,418)         1,106,795
Foreign corporate securities        68,820             2,237                (327)            70,730
                               -----------   ---------------   -----------------    ---------------
Total debt securities          $ 2,790,730   $        75,772   $          (9,516)   $     2,856,986
                               ===========   ===============   =================    ===============

                                                     Gross Unrealized
                                Amortized            ----------------                 Estimated
December 31, 2003                 Cost            Gains             Losses            Fair Value
-----------------              -----------   ---------------   -----------------    ---------------
U.S. government and agencies   $   183,140   $         3,077   $            (112)   $       186,105
States and political
  subdivisions                       7,264                17                 (91)             7,190
Foreign government securities      270,360            17,001                 (43)           287,318
Domestic corporate securities    1,096,108            45,711              (3,339)         1,138,480
Mortgage-backed and other
  structured securities            977,961            22,540              (4,614)           995,887
Foreign corporate
  securities                        65,529             2,583                (258)            67,854
                               -----------   ---------------   -----------------    ---------------
Total debt securities          $ 2,600,362   $        90,929   $          (8,457)   $     2,682,834
                               ===========   ===============   =================    ===============

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      The amortized cost and estimated fair values of investments in debt securities at December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed and other structured securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                      Amortized       Estimated
                                                        Cost         Fair Value
                                                   ---------------   -----------
Due in one year or less                            $       184,828   $   184,395
Due after one year through five years                      783,676       801,709
Due after five years through ten years                     587,802       615,287
Due after ten years                                        141,484       148,800
Mortgage-backed and other structured securities          1,092,940     1,106,795
                                                   ---------------   -----------

Total debt securities                              $     2,790,730   $ 2,856,986
                                                   ===============   ===========

            EQUITY SECURITIES

      The cost, gross unrealized gains and losses, and estimated fair value of investments in equity securities at December 31 are as follows:

                                        Gross              Gross            Estimated
                                      Unrealized         Unrealized           Fair
                        Cost            Gains              Losses             Value
                      ---------       ----------         ----------         ---------
2004                  $ 167,221       $   32,812         $     (716)        $ 199,317
2003                    108,879           17,044               (799)          125,124

            MORTGAGE LOANS

      The Company's mortgage portfolio consists mainly of commercial mortgage loans made to customers throughout the United States. All outstanding commercial mortgage loans are secured by completed income-producing properties. At December 31, 2004 the commercial mortgage portfolio had an average remaining life of 4.5 years, with all principal in the total mortgage portfolio due prior to 2020. The Company limits its concentrations of credit risk by diversifying its mortgage loan portfolio so that loans made in any one major metropolitan area are not greater than 15% of the aggregate mortgage loan portfolio balance (at December 31, 2004, the company held 19.6% in California, which is the highest concentration in one state), and loans of no more than 2% of the aggregate mortgage loan portfolio balance are made to any one borrower.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

            NET INVESTMENT INCOME

      Sources of net investment income for the years ended December 31 are summarized as follows:

                                             2004              2003             2002
                                         -------------    --------------    ------------
Gross investment income:
    Debt securities                      $     126,975    $      126,633    $    115,323
    Equity securities                            3,753             1,662           1,678
    Mortgage loans                              20,467            22,881          24,216
    Real estate                                  9,888             9,195           8,928
    Policy loans                                 6,433             6,658           6,721
    Derivative financial instruments            (1,667)           (1,844)         (1,273)
    Short-term investments and other             1,295             1,668           1,653
                                         -------------    --------------    ------------

                                               167,144           166,853         157,246
Investment expenses                             (9,710)          (10,037)        (11,909)
                                         -------------    --------------    ------------

Net investment income                    $     157,434    $      156,816    $    145,337
                                         =============    ==============    ============

            NET REALIZED INVESTMENT GAINS (LOSSES)

      Sources of realized gains (losses) for the years ended December 31 are summarized as follows:

                                              2004             2003             2002
                                         -------------    --------------    ------------
Debt securities:
  Gross gains from sales                 $      20,039    $       30,920    $     13,461
  Gross losses from sales                       (7,945)           (9,960)        (20,053)
  Other                                          5,797               (38)            594
  Impairment losses                             (3,378)           (8,928)         (6,518)
Equity securities:
  Gross gains from sales                         3,447             4,534           1,536
  Gross losses from sales                         (755)             (384)        (16,303)
  Impairment losses                               (645)           (2,956)         (2,922)
Mortgage loans                                       -             1,099               -
Real estate                                         19                 -               -
Derivative financial instruments                   352             1,094           1,178
Other                                            1,335               196            (518)
                                         -------------    --------------    ------------

Net realized investment gains (losses)   $      18,266    $       15,577    $    (29,545)
                                         =============    ==============    ============

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      Proceeds from the sale of debt securities were $658,214, $940,941, and $607,210 in 2004, 2003 and 2002, respectively. Proceeds from the sale of equity securities were $17,959, $11,906, and $25,750 in 2004, 2003 and
      2002, respectively.

            NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                             2004              2003             2002
                                         -------------    --------------    ------------
Debt securities                          $      66,256    $       82,472    $     89,537
Equity securities                               32,096            16,245          (5,560)
Short-term investments                             (34)                -             (15)
Deferred policy acquisition cost
 adjustments                                   (12,220)          (14,240)        (17,122)
Other                                            4,644             6,365           6,102
Deferred income taxes                          (31,745)          (31,774)        (25,529)
                                         -------------    --------------    ------------

Net unrealized investment gains          $      58,997    $       59,068    $     47,413
                                         =============    ==============    ============

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      The amortized cost and associated unrealized investment losses for investments in debt and equity securities for which the fair value had temporarily declined and remained below cost as of December 31, 2004 were as follows:

                                              Unrealized       Unrealized
                                             Loss Period      Loss Period
                                             Under Twelve    Twelve Months
                                                Months         or Greater         Total
                                             ------------    -------------    -------------
Amortized cost of debt securities with
   unrealized investment losses:
   U.S. government and agencies              $     67,699    $           -    $      67,699
   States and political subdivisions               10,998                -           10,998
   Foreign government securities                   38,213           19,040           57,253
   Domestic corporate securities                  317,512           21,592          339,104
   Mortgage-backed and other structured
      securities                                  373,839           44,245          418,084
   Foreign corporate securities                    14,418            2,142           16,560
                                             ------------    -------------    -------------

   Total amortized cost of debt
      securities with unrealized
      investment losses                      $    822,679    $      87,019    $     909,698
                                             ============    =============    =============

Unrealized investment losses on debt
   securities:
   U.S. government and agencies              $        383    $           -    $         383
   States and political subdivisions                  122                -              122
   Foreign government securities                      925            1,424            2,349
   Domestic corporate securities                    2,580              337            2,917
   Mortgage-backed and other structured
      securities                                    2,624              794            3,418
   Foreign corporate securities                       122              205              327
                                             ------------    -------------    -------------

   Total unrealized investment losses on
      debt securities                        $      6,756    $       2,760    $       9,516
                                             ============    =============    =============

Cost of equity securities with unrealized
   investment losses                         $     15,304    $           -    $      15,304
Unrealized investment losses on equity
   securities
                                                      716                -              716
                                             ============    =============    =============

      At December 31, 2004, the Company owned 227 debt securities with a fair value of $900,182 in an unrealized investment loss position. Of these, 20, with a fair value of $84,259 have been in an unrealized loss position for twelve or more months. The $2,760 unrealized loss represents a three percent price impairment. The price impairment on the remaining 207 debt

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      securities is less than one percent. Out of the $900,182 representing the fair value of debt securities in an unrealized loss position, $868,637 relates to investment grade securities. The unrealized losses can be attributed primarily to interest rate and credit quality spread changes since the securities were first acquired and the Company believes they are temporary. In determining whether these unrealized losses are expected to be temporary, the Company considers severity of impairment, duration of impairment, financial position of the issuer, and the intent and ability of the Company to hold the investment until the market price has recovered.

      At December 31, 2004, the Company had 17 stocks with a fair value of $14,588 in an unrealized loss position. Of these, none have been in an unrealized position for more than twelve months. The Company believes that the unrealized losses related to the 17 stocks are temporary. In general, in determining whether these losses are expected to be temporary, the Company considers severity of impairment, duration of impairment, forecasted market price recovery, and the intent and ability of the Company to hold the investment until the market price has recovered.

            SECURITIES LENDING AGREEMENTS

      The Company is party to securities lending agreements to earn fee income. Unrelated parties borrow securities from the Company and must deposit cash or short-term investments as collateral equal to a minimum of 102% of the fair value of the loaned securities. The security custodian monitors the collateral position daily. The Company remains the beneficial owner and the loaned securities are included with debt securities. At December 31, 2004 and 2003, the fair value of securities loaned by the Company totaled $177,499 and $212,304, respectively.

      The amount of collateral received is invested in short-term securities and is included in the consolidated balance sheets as short-term investments with a corresponding liability included in accounts payable and other liabilities. The fair value of collateral held was $181,322 and $216,634 at December 31, 2004 and 2003, respectively.

            DERIVATIVE FINANCIAL INSTRUMENTS

      Consistent with its asset allocation strategy, the Company utilizes derivative financial instruments to help maximize risk-adjusted investment returns; to reduce interest rate risks of long-term assets; to control exposure to various credit, currency, and market risks; and to manage exposure to various equity and fixed income market sectors.

      Futures Contracts: futures contracts are a commitment to purchase or deliver securities or currency in the future at a predetermined price or yield, and are usually settled in cash. When a futures contract is entered, a margin account is established with the broker based on the requirements of the futures exchange. During 2003, the Company utilized equity index futures to help achieve strategic asset allocation targets. All such contracts were closed out prior to December 31, 2003 and no equity index futures were utilized in 2004.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      The Company utilizes short positions in foreign currency futures to manage the foreign currency fair value risk exposure to securities investments denominated in foreign currencies. Foreign currency futures designated to the foreign currency risk of Japanese yen, British pound and Euro denominated long-term bonds are classified as foreign currency fair value hedges. The Company measures the effectiveness of the foreign currency fair value hedge based on the changes in fair value attributable to changes in spot prices. The change in the fair value of the foreign currency futures related to the changes in the difference between the spot price and the futures price is therefore excluded from the assessment of hedge effectiveness. Based on this measurement of effectiveness, the foreign currency fair value hedges using short foreign currency futures contracts were no more than four percent ineffective. Foreign currency futures that cannot be designated to specific foreign currency risk are not accounted for under hedge accounting.

      Interest Rate Swaps: the Company uses interest rate swaps to reduce market risks from changes in interest rates and to properly align the risk characteristics of assets and liabilities. Under interest rate swaps the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. The interest rate swap contracts are entered into pursuant to master agreements that normally provide for a single net payment to be made by one counterparty at each due date. The Company accrues the net periodic settlement amount of interest rate swap agreements into income.

      Total return swaps: the Company uses total return swaps to gain exposure to various market sectors. Under total return swaps the Company agrees with other parties to exchange, at specified intervals, the difference between the total return on an index or basket of securities and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Consistent with its asset allocation strategy, the Company entered into commercial mortgage backed security swaps to gain additional exposure to the investment grade commercial mortgage backed securities market and high yield swaps to gain additional exposure to the high yield bond market. Generally, no cash is exchanged at the outset of a total return swap contract and no principal payments are made by either party. Normally, a single net payment is made by one of the counterparties at each due date. The net periodic payment accrued is recorded in income.

      Credit Default Swaps: the Company gained exposure to certain fixed-income credits by entering into credit default swap contracts in 2003. In return for periodic payments of interest based on LIBOR, the Company agreed to acquire certain fixed income securities in the event of default of that security. There were no credit default swap contracts open at December 31, 2003 and none were used in 2004.

      Options: options are contracts that grant the purchaser, for a premium payment, the right to receive an amount of money based on a specified formula within a specified period of time. The Company issues market index certificates, equivalent to a written option. In return for the premium received, the Company agrees to pay the participant a percentage of the market price

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      increase of an equity index above an agreed upon strike price at the end of a specified term. The Company mitigates risk from these agreements by purchasing over-the-counter call options with identical terms.

      The Company is exposed to credit losses in the event of nonperformance by the counterparties to its swap and option agreements. The Company monitors the credit standing of the counterparties and anticipates that the counterparties will be able to fully satisfy their obligations under the contracts given their high credit ratings. The futures contracts are traded on a regulated exchange and have little or no counterparty risk.

      The following tables provide a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2004 and 2003:

                               Carrying        Notional               Fair Value
                                 Value          Amount          Assets       Liabilities
                              -----------    ------------    ------------    -----------
   December 31, 2004
Interest rate and total
  return swaps                $      (560)   $    175,000    $        132    $       692
Financial futures                  (4,656)        310,442             225          4,881
Purchased option contracts          2,957          15,860           2,957              -
Written option contracts           (2,957)        (15,860)              -          2,957
                              -----------    ------------    ------------    -----------

Total derivative financial
  instruments                 $    (5,216)   $    485,442    $      3,314    $     8,530
                              ===========    ============    ============    ===========

   December 31, 2003
Interest rate and total
  return swaps                $      (176)   $    230,000    $      2,122    $     2,298
Financial futures                  (4,142)        236,555               -          4,142
Purchased option contracts          2,142          25,284           2,142              -
Written option contracts           (2,142)        (25,284)              -          2,142
                              -----------    ------------    ------------    -----------

Total derivative financial
  instruments                 $    (4,318)   $    466,555    $      4,264    $     8,582
                              ===========    ============    ============    ===========

            EQUITY IN UNCONSOLIDATED AFFILIATE

      CMLIC owns 50% of the common stock of MEMBERS Capital Advisors, Inc. ("MCA"), a registered investment advisor. At December 31, 2004, MCA had assets of $46,757 and liabilities of $6,628. MCA had net income of $9,839 in 2004, $5,480 in 2003, and $2,690 in 2002.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

            ASSETS DESIGNATED

      Iowa law requires that assets equal to a life insurer's legal reserve must be on deposit with the Iowa Department of Commerce, Insurance Division. The legal reserve is equal to the net present value of all outstanding policies and contracts involving life contingencies. At December 31, 2004 and 2003, bonds and notes, mortgage loans and policy loans with a carrying value of $2,459,068 and $2,235,770, respectively, were designated for Iowa and various other regulatory authorities as required by law.

            ASSET RESTRICTIONS

      Certain policyholder account balances are legally part of the Company's separate accounts. However, the assets supporting them are reported in the consolidated balance sheets with the general account assets because the company retains the risk of investment gains and losses. Debt securities with a fair value of $501,004 and $581,940 as of December 31, 2004 and 2003, respectively, are available only to satisfy obligations to these contract holders.

(4)   INCOME TAX

      The Company files a consolidated life-non-life federal income tax return with its wholly-owned subsidiaries. The Company has entered into a tax sharing agreement with its affiliates under Reg. Section 1.1552-1(a)(1) and 1.1502-33(d)(3). The agreement provides that the allocation of tax expense between the Company and its affiliates is to be based on a ratio of each company's federal income tax, as if it were filing a separate return, to the total federal income tax as calculated on the consolidated federal income tax return. Income tax credits are allocated to companies within the consolidated tax group based on the tax benefit that the consolidated tax group receives from each company.

      Income tax expense (benefit) attributable to income from operations for the years ended December 31 is as follows:

                                          2004            2003           2002
                                      ------------    ------------    -----------
Current tax expense (benefit)         $      6,543    $     14,188    $   (23,499)
Deferred tax expense (benefit)               7,430          (4,742)         3,045
                                      ------------    ------------    -----------

Total income tax expense (benefit)    $     13,973    $      9,446    $   (20,454)
                                      ============    ============    ===========

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      Income tax expense (benefit) for the years ended December 31 differs from the amount computed by applying the U.S. federal corporate income tax rate of 35% to income before income taxes and equity in net income of unconsolidated affiliate due to the items listed in the following reconciliation:

                                                 2004            2003           2002
                                             ------------    ------------   ------------
Tax expense (benefit) computed at federal
 corporate tax rate                          $     17,902    $     10,536   $     (9,054)
Meals and entertainment                                71              73            101
Tax-exempt interest                                   (64)           (117)          (181)
Dividends-received deduction                       (1,055)           (802)          (681)
Differential earnings rate tax                          -               -         (9,000)
Income tax benefit related to prior years            (213)             75         (1,216)
Other, net                                         (2,668)           (319)          (423)
                                             ------------    ------------   ------------

Total income tax expense (benefit)           $     13,973    $      9,446   $    (20,454)
                                             ============    ============   ============

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at December 31 are as follows:

                                                2004               2003
                                           ---------------     ------------
Deferred tax assets:
    Insurance reserves                     $        52,290     $     35,399
    Dividends payable to policyholders               2,448            3,577
    Unearned revenue                                10,306           38,223
    Pension and other employee benefits             12,406           12,199
    Real estate investments                              -            4,024
    Net operating loss                               2,697                -
    Other                                            1,173              910
                                           ---------------     ------------

Gross deferred tax assets                           81,320           94,332
                                           ---------------     ------------

Deferred tax liabilities:
    Deferred policy acquisition costs               75,691           69,096
    Unrealized gains                                31,745           31,774
    Investment income                                   96              500
    Deferred revenue                                 1,422            7,900
    Fixed assets                                     1,046            2,920
    Real estate investments                            262                -
    Other                                            7,628            9,728
                                           ---------------     ------------

Gross deferred tax liabilities                     117,890          121,918
                                           ---------------     ------------

Net deferred income tax liability          $       (36,570)    $    (27,586)
                                           ===============     ============

      Management believes that all gross deferred tax assets at December 31, 2004 and 2003 are fully realizable and, consequently, no valuation allowance has been established.

(5)   RELATED-PARTY TRANSACTIONS

      The Company and CUNA Mutual Insurance Society ("CUNA Mutual"), a Wisconsin life and health insurer, entered into an agreement of permanent affiliation (the Agreement) effective in 1990. The terms of the Agreement include provisions for reinsurance of each company's future individual life business; the joint development of business plans and distribution systems for the sale of individual insurance and financial services products within the credit union market; and provision for the sharing of certain resources and facilities. Because of the affiliation, certain expenses of the Company are paid by CUNA Mutual and vice-versa. These

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      expenditures are periodically reimbursed, generally monthly. Details related to reinsurance agreements between the companies are described in note 6.

      The Company and CUNA Mutual are parties to agreements with MEMBERS Capital Advisors, Inc. ("MCA") for investment advisory services. MCA, 50% of which is owned by the Company and 50% owned by CUNA Mutual, manages substantially all of the Company's invested assets in accordance with policies, directives, and guidelines established by the Company. The Company incurred MCA investment management fees totaling $2,199, $2,350, and $2,213 in 2004, 2003 and 2002, respectively. CUNA Mutual and its subsidiaries incurred MCA investment management fees totaling $2,150, $2,550, and $3,358 for 2004, 2003 and 2002, respectively.

      The Company invests in mutual funds managed by MCA. The carrying value of these investments was $73,117 and $65,567 at December 31, 2004 and 2003, respectively.

      CUNA Brokerage Services, Inc. ("CBSI"), a subsidiary of CUNA Mutual, is a broker dealer representing the Company in the sale of certain variable annuity, variable universal life and other products which require a broker dealer. Under a cost sharing agreement, CBSI reimburses the Company for various services, office space, equipment and other items incurred on behalf of CBSI. CMLIC received $5,901 in 2004, $4,069 in 2003 and $4,063 in 2002, related to the cost sharing agreement. CBSI also reimburses the Company for commissions CMLIC pays its representatives for CBSI related business. CMLIC received reimbursements for total commissions from CBSI of $47,565 in 2004, $40,196 in 2003, and $41,195 in 2002.

      Balances due from MCA and CUNA Mutual and its affiliates are reported as other assets and receivables and accounts payable and other liabilities in the accompanying consolidated balance sheets. Amounts due from affiliates were $7,566 and $7,853 at December 31, 2004 and 2003, respectively. Amounts due to affiliates were $29,146 and $20,980 at December 31, 2004 and 2003, respectively.

(6)   REINSURANCE

      The Company enters into reinsurance agreements for the purpose of limiting its exposure to loss on any one single insured, to diversify its risk and limit its overall financial exposure, and to comply with the affiliation agreement with CUNA Mutual. The Company has the risk of loss in the event that a reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      The effects of reinsurance on premiums and on claims and benefits for the years ended December 31 is as follows:

                                 2004            2003              2002
                              ----------    --------------    -------------
Premiums:
  Direct                      $   91,450    $       77,449    $      64,312
  Assumed from affiliates        109,910            97,384           88,386
  Ceded to affiliates             (6,537)           (6,348)          (6,200)
  Ceded to non-affiliates        (11,205)           (8,628)          (7,117)
                              ----------    --------------    -------------

Net premiums                  $  183,618    $      159,857    $     139,381
                              ==========    ==============    =============

Claims and benefits:
  Direct                      $  117,947    $      108,705    $      93,080
  Assumed from affiliates         48,223            43,018           34,195
  Ceded to affiliates             (7,592)           (6,524)          (6,100)
  Ceded to non-affiliates         (6,397)           (5,621)          (7,751)
                              ----------    --------------    -------------

Net claims and benefits       $  152,181    $      139,578    $     113,424
                              ==========    ==============    =============

      At December 31, 2004 and 2003, reinsurance recoverables on insurance reserves and unearned premiums of $751,131 and $700,911, respectively, were reported as assets of which $729,179 and $683,280 were recoverable from CUNA Mutual and one of its subsidiaries.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(7)   DEFERRED POLICY ACQUISITION COSTS

      A summary of policy acquisition costs deferred and amortized is shown in the following table:

                                                 2004              2003                2002
                                             -----------       ------------        -------------
  Balance at beginning of year               $   234,429       $    215,994        $     218,067
  Policy acquisition costs deferred               53,717             48,058               46,369
  Policy acquisition costs amortized             (33,395)           (32,505)             (35,669)
  Effect of net unrealized gains
   (losses) on securities                          2,020              2,882              (12,773)
                                             -----------       ------------        -------------

Balance at end of year                       $   256,771       $    234,429        $     215,994
                                             ===========       ============        =============

(8)   BENEFIT PLANS

      The Company has a noncontributory defined benefit pension plan covering substantially all regular full-time employees and agents. Retirement benefits are based on compensation and years of service. Certain employees are also eligible for a non-qualified defined benefit plan. The Company's policy is to fund pension costs as required to meet the minimum funding requirements under the Employee Retirement Income Security Act of 1974. Substantially all the benefit plan assets shown in the table below are invested in the Ultra Series Fund, a family of mutual funds which is managed by MCA.

      The Company has postretirement benefit plans which provide certain medical and life insurance benefits to eligible participants and dependents. The cost of postretirement benefits is recognized over the period the employees perform services to earn the benefits.

      The following table summarizes information about the plans at December 31:

                                            Pension Benefits              Other Postretirement Benefits
                                         2004             2003                2004           2003
                                     ------------    --------------       ------------    -------------
Fair value of plan assets at
   December 31                       $     70,928    $       66,573       $          -    $           -
Benefit obligation at
   December 31                            (84,049)          (79,335)           (26,205)         (24,300)
                                     ------------    --------------       ------------    -------------

Funded status at December 31         $    (13,121)   $      (12,762)      $    (26,205)   $     (24,300)
                                     ============    ==============       ============    =============

Liability recognized in the
   consolidated balance
   sheet                             $     (4,820)   $       (4,662)      $    (29,199)   $     (28,386)
                                     ============    ==============       ============    =============

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      The accumulated benefit obligations for the pension plan were $71,036 and $66,783 at December 31, 2004 and 2003 respectively.

      The following tables provide information for the plans for the years ended December 31:

                                                 2004          2003           2002
                                               --------      --------       --------
Pension benefits:
  Employer contributions                       $  4,256      $ 12,919       $      -
  Benefit payments                                5,491         5,683          2,013
  Net periodic benefit cost                       4,414         4,801          3,614
                                               ========      ========       ========

Other postretirement benefits:
  Employer contributions                       $  1,432      $    751       $    709
  Benefit payments                                1,432           751            709
  Net periodic benefit cost                       2,245         2,553          4,184
                                               ========      ========       ========

      The actuarial assumptions used to develop the components of pension and other postretirement benefit expense for the years ended December 31 were as follows:

Discount rate                                       6.0%          6.3%           6.5%
Expected long-term rate of return on plan
  assets                                            8.0%          8.0%           8.0%
Assumed rate of compensation increase               4.7%          4.7%           5.0%

      The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation are 12% reduced over a period of 20 years to 3.5% for 2004 and 11.0% reduced over a period of 20 years to 4.0% for 2003. The discount rate used in determining the accumulated postretirement benefit obligation is 6.0% in 2004 and 6.5% in 2003.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

            CASH FLOWS

      Expected employer contributions and future benefit payments for the years ended December 31 are as follows:

                                                    Other        Other           Other
                                                   Benefits     Benefits        Benefits
                                      Pension       Before      Medicare         After
                                      Benefits      Subsidy      Subsidy        Subsidy
                                      --------     --------     --------       ---------
Estimated future benefit payments:
    2005                              $  2,778     $  1,641     $      -       $   1,641
    2006                                 3,037        1,792         (156)          1,636
    2007                                 3,358        1,952         (183)          1,769
    2008                                 3,719        2,115         (215)          1,900
    2009                                 4,069        2,274         (252)          2,022
    2010-2014                           25,962       14,233       (1,897)         12,336

            PLAN ASSET INFORMATION

      The Company's pension plan allocation at December 31, by asset category, as a percentage of plan assets, and the target allocation, is shown below:

                                                                             Target
                                    2004                 2003              Allocation
                                    -----                -----             ----------
Asset category:
  Equity securities                  64.3%                65.1%                60.0%
  Debt securities                    35.7%                34.9%                40.0%
                                    -----                -----                -----
Total                               100.0%               100.0%               100.0%
                                    =====                =====                =====

      The company invests its pension plans' assets with the goal of meeting its short and long term obligations, employing optimization techniques to achieve the highest expected return under a target level of portfolio risk. The portfolio risk target is based on the pension plans' funded status, payout features, and participants' characteristics. This methodology takes into account asset class correlations to assure appropriate portfolio diversification. Asset class allocations are allowed to drift around target with a small tolerance to changes in overall portfolio risk. Derivatives may be used to maintain the target allocation.

      The expected rates of return and variance for each asset class are derived using statistical techniques based on long-term historical data. Returns and correlations are adjusted slightly to reflect recent trends and portfolio manager expectations.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

            OTHER POSTEMPLOYMENT BENEFITS

      The Company has a plan to provide severance pay and continuation of certain life and health benefits to qualifying inactive or former employees after employment but before retirement. Such costs are recognized during an employee's service years if he or she meets certain requirements. The liability for other postemployment benefits was $3,317 and $4,454 at December 31, 2004 and 2003, respectively.

            DEFINED CONTRIBUTION PLANS

      The Company has defined contribution thrift and savings plans which cover all regular full-time employees and agents who meet certain eligibility requirements. Under the plans, the Company contributes an amount equal to a participant's contribution, up to a maximum of 5% of a participant's salary. The Company match is vested according to plan schedules. The Company's contributions for the years ended December 31, 2004, 2003 and 2002 were $2,982, $2,987 and $3,847, respectively.

(9)   STATUTORY FINANCIAL DATA

      The Company is subject to statutory regulations as to maintenance of policyholders' surplus.

      Risk-Based Capital (RBC) requirements promulgated by the NAIC require U.
      S. life insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk, and general business risk. At December 31, 2004, the Company's adjusted surplus exceeds minimum requirements.

      CMLIC files statutory-basis financial statements with insurance regulatory authorities. The Iowa Department of Commerce, Insurance Division has allowed CMLIC to use an accounting practice which differs in some respects from prescribed statutory accounting practices (permitted practices). This permitted practice relates to the carrying value of fixed maturity securities held in the separate account which support certain funding agreements. The use of this permitted practice decreased reported statutory surplus by $678 and $1,436 as of December 31, 2004 and 2003, respectively.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      A reconciliation of the Company's statutory net income and surplus to GAAP net income and policyholders' surplus for the years ended and at December 31 is as follows:

                                                                 2004                 2003                 2002
                                                              ---------            ----------            ---------
Statutory net income (loss)                                   $  23,215            $      309            $ (29,271)
Adjustments:
    Deferred policy acquisition costs                            19,088                15,553               10,701
    Insurance reserves                                           (3,657)              (15,257)              17,390
    Federal income taxes                                         (6,106)                4,863               (3,092)
    Pension benefits                                                809                (1,847)              (2,750)
    Realized gains (losses)                                      (1,499)               (1,933)                 486
    Derivative financial instruments                             11,776                20,737                3,450
    Other                                                        (3,252)                   13               (1,508)
                                                              ---------            ----------            ---------

GAAP net income (loss)                                        $  40,374            $   22,438            $  (4,594)
                                                              =========            ==========            =========

                                                                2004                  2003                 2002
                                                              ---------            ----------            ---------
Statutory surplus                                             $ 287,272            $  250,898            $ 210,075
Adjustments:
    Deferred policy acquisition costs                           256,771               234,429              215,994
    Insurance reserves                                          (96,196)             (108,316)             (78,928)
    Carrying value of available for sale debt
      securities adjusted to fair value                          58,038                71,457               81,387
    Asset valuation reserve for life insurance
      companies                                                  66,129                51,997               44,011
    Unearned revenue                                            (22,420)              (23,062)             (24,509)
    Real estate valuation                                        (1,598)               (1,598)              (1,598)
    Accrued postretirement benefit liability                    (15,133)              (14,434)             (13,896)
    Dividends payable to policyholders                           12,094                14,321               13,560
    Accrual for pension benefits                                (14,435)              (15,244)              (7,753)
    Federal income taxes                                        (49,889)              (39,668)             (47,039)
    Derivative financial instruments                                  -                     -               (2,970)
    Other                                                       (17,361)                2,189                  542
                                                              ---------            ----------            ---------

GAAP policyholders' surplus                                   $ 463,272            $  422,969            $ 388,876
                                                              =========            ==========            =========

(10)  COMMITMENTS AND CONTINGENCIES

      The Company is liable for guaranty fund assessments related to unaffiliated insurance companies that have become insolvent during 2004 and prior years. The Company includes a provision for all known assessments that will be levied as well as an estimate of amounts that it believes will be assessed in the future relating to past insolvencies.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      The Company has established a liability of $1,200 in 2004 and $1,000 in 2003 for guaranty fund assessments. The Company also estimates the amount recoverable from future premium tax payments related to these assessments and has established an asset of $950 in 2004 and $800 in 2003. Recoveries of assessments from premium taxes are generally made over a five-year period.

      The Company is a defendant in various legal actions arising out of the conduct of its business. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the financial position or results of operations of the Company.

(11)  NOTES PAYABLE

      The Company entered into an advances, collateral pledge and security agreement with the Federal Home Loan Bank of Des Moines ("FHLB") and $5,000 and $15,000 was outstanding as of December 31, 2004 and 2003, respectively. As a condition of the agreement, the Company must purchase FHLB common stock and is allowed to borrow up to a multiple of that stock ownership and post collateral to secure any advances. Based on those terms, an additional $6,624 was available to CMLIC at December 31, 2004. The Company has pledged debt securities with a fair value of $11,624 to collateralize advances made under the agreement. Interest is calculated daily at floating rates ranging from 1.14% to 2.53% and is payable monthly. Borrowings from the FHLB are used for short-term cash flow management and are typically settled within one month.

      The Company has an outstanding liability of $921 and $977 as of December 31, 2004 and 2003, respectively, as a result of a non-recourse interest-free loan and grant made by the Community Redevelopment Agency of the City of Los Angeles, California in 1996. The loan is secured by real estate with an appraisal value that exceeds the loan principal balance. The loan is being amortized on a straight-line basis over 240 months beginning in 2001. Payments totaling approximately $55 annually are due through 2021.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(12)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

      The carrying amounts and estimated fair values of the Company's significant financial instruments at December 31 are as follows:

                                                       2004                                    2003
                                           Carrying            Estimated           Carrying           Estimated
                                            Amount             Fair Value           Amount            Fair Value
                                         -------------       -------------        ------------       ------------
Financial instruments recorded
  as assets:
    Debt securities                      $   2,856,986       $   2,856,986        $  2,682,834       $  2,682,834
    Equity securities                          199,317             199,317             125,124            125,124
    Mortgage loans                             211,278             235,807             242,029            268,821
    Short-term investments                     190,557             190,557             228,114            228,114
    Cash and cash equivalents                   14,325              14,325              73,061             73,061

    Accrued investment income                   34,261              34,261              36,759             36,759
    Derivatives                                  3,314               3,314               4,264              4,264

Financial instruments recorded
  as liabilities:
    Investment-type contracts               (2,590,633)         (2,522,745)         (2,446,832)        (2,397,708)
    Notes payable                               (5,921)             (5,581)            (15,977)           (15,614)
    Derivatives                                 (8,530)             (8,530)             (8,582)            (8,582)

                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors
CUNA Mutual Life Insurance Company


In our opinion, the accompanying consolidated balance sheet and related consolidated statements of income, comprehensive income, changes in policyholders' surplus and cash flows present fairly, in all material respects, the financial position of CUNA Mutual Life Insurance Company and its subsidiaries at December 31, 2003, and the results of their operations and their cash flows for each of the two years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
April 8, 2004

                                     PART C

                                OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements. All required financial statements are included in Part B of this registration statement.

(b)   Exhibits

      1. Certified resolution of the board of directors of Century Life of America (the "Company") establishing Century Variable Annuity Account (the "Account"). Incorporated herein by reference to post-effective amendment number 5 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 16, 1996.

      2.    Not Applicable.

      3.(a) Form of Distribution Agreement Between CUNA Mutual Life Insurance
            Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

        (b) Form of Servicing Agreement related to the Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post- effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

      4.(a) Form of Variable Annuity Contract. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

        (b) Form of Fixed Account Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

        (c) Form of Loan Account Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

        (d) Form of Additional Income Option Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

        (e) Form of 3% Annual Guarantee Death Benefit Rider. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

        (f) Form of Earnings Enhanced Death Benefit Rider. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

        (g) Form of Maximum Anniversary Value Death Benefit Rider. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

        (h) Form of Change of Annuitant Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.


        (i) Form of Income Payment Endorsement. Incorporated herein by reference to post-effective amendment 2 to Form N-4 registration statement (File No. 333-116426) with the Commission on April 28, 2005.


      5.(a) Form of Variable Annuity Application. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

      6.(a) Certificate of Existence of the Company. Incorporated herein by reference to post-effective amendment number 5 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 16, 1996.

        (b) Articles of Incorporation of the Company. Incorporated herein by reference to post- effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

        (c) Bylaws of the Company. Incorporated herein by reference to post-effective amendment number 2 to Form N-4 registration statement (File No. 333-40320) filed with the Commission on February 28, 2002.

      7.    Not Applicable.

      8.    Not Applicable.

      9.    Opinion and Consent of Counsel from Steve Suleski


      10. PricewaterhouseCoopers LLP Consent. Filed herewith. Deloitte & Touche LLP Consent. Filed herewith.


      11.   Not applicable.

      12.   Not applicable.

      13.   Not applicable.

      14.   Not applicable.


      15.   Powers of Attorney. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY


Name                              Position/Office
DIRECTORS

Eldon R. Arnold**                 Director & Vice Chairman of the Board
James L. Bryan**                  Director
Loretta M. Burd**                 Director & Chairman of the Board
Joseph J. Gasper, Jr.**           Director
Thomas R. Graham**                Director
Jerald R. Hinrichs**              Director
Thomas C. Jones**                 Director
Victoria W. Miller**              Director
C. Alan Peppers**                 Director
Jeff Post**                       Director
Neil A. Springer**                Director
Farouk D.G. Wang**                Director
Larry T. Wilson**                 Director



EXECUTIVE OFFICERS - AS OF APRIL 22, 2005



James E. Gowan**                  CUNA Mutual Life Insurance Company*
                                  Chief Officer - Sales & Marketing

Michael S. Daubs**                CUNA Mutual Life Insurance Company*
                                  Chief Officer - Investments

Lon Sprecher**                    CUNA Mutual Life Insurance Company*
                                  Acting Chief Financial Officer

Rick R. Roy**                     CUNA Mutual Life Insurance Company
                                  Chief Officer - Technology

Jeffrey D. Holley**               CUNA Mutual Life Insurance Company*
                                  Executive Vice President and Chief Officer - Finance

Reid A. Koenig***                 CUNA Mutual Life Insurance Company*
                                  Chief Officer - Operations

David Lundgren**                  CUNA Mutual Life Insurance Company*
                                  Executive Vice President and Chief Administrative Officer

Daniel E. Meylink, Sr.**          CUNA Mutual Life Insurance Company*
                                  Chief Officer - Members Solution Group

Faye Patzner**                    CUNA Mutual Life Insurance Company*
                                  Chief Officer - Legal

Jeff Post**                       CUNA Mutual Life Insurance Company*
                                  President and Chief Executive Officer

* CUNA Mutual Life Insurance Company entered into a permanent affiliation with the CUNA Mutual Insurance Society on July 1, 1990. Those persons marked with an "*" hold identical titles with CUNA Mutual Insurance Society. The most recent position has been given for those persons who have held more than one position with CUNA Mutual Life Insurance Company or CUNA Mutual Insurance Society during the last five year period.

** Principal place of business is 5910 Mineral Point Road, Madison, Wisconsin 53705.

***   Principal place of business is 2000 Heritage Way, Waverly, Iowa 50677.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the Company and may be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

In addition, as described in the prospectus under the caption "CUNA Mutual Life Insurance Company," by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Company and the registrant could be considered to be affiliated persons of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                   SEE ORGANIZATION CHARTS ON FOLLOWING PAGE.

         Persons Controlling, Controlled by or Under Common Control with
   THE INVESTMENT ADVISER, PRINCIPAL UNDERWRITER, SPONSORING INSURANCE COMPANY

CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contract owners. Various companies and other entities are controlled by CUNA Mutual Insurance Society and various companies may be considered to be under common control with CUNA Mutual Insurance Society. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual Life Insurance Company. Likewise, CUNA Mutual Life Insurance Company and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts. Because CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company own MEMBERS Capital Advisors, Inc., the investment adviser to the MEMBERS Mutual Funds, each of the entities set forth below could be considered affiliated persons of the MEMBERS Mutual Funds or affiliated persons of such affiliated persons.

                          CUNA Mutual Insurance Society
                    Organizational Chart As Of June 10, 2004

CUNA Mutual Insurance Society
Business: Life, Health & Disability Insurance
May 20, 1953*
State of domicile: Wisconsin

CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:

1.    CUNA Mutual Investment Corporation
      Business: Holding Company
      October 15, 1972*
      State of domicile: Wisconsin

      CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

            a.    CUMIS Insurance Society, Inc.
                  Business: Corporate Property/Casualty Insurance
                  May 23, 1960*
                  State of domicile: Wisconsin

            b.    CUNA Brokerage Services, Inc.
                  Business: Brokerage
                  July 19, 1985*
                  State of domicile: Wisconsin

            c.    CUNA Mutual General Agency of Texas, Inc.

                  Business: Managing General Agent
                  August 14, 1991*
                  State of domicile: Texas

                        (1)   MEMBERS Financial Services, Inc.
                              Business: Local Recording Agent (LRA) for the selling of property and casualty coverage to Texas CU members Incorporated September 5, 1973 under the name of Members Insurance Agency, Inc., later changed its name to CUNA Mutual Insurance Agency of Texas, Inc., and effective August 7, 2003, changed its name again to MEMBERS Financial Services, Inc.

                              Ownership: For Regulatory purposes,
                              MEMBERS Financial Services, Inc. is currently owned by two individuals, each owning 50% of the stock.

                              State of domicile: Texas

            d.    MEMBERS Life Insurance Company
                  Business: Credit Disability/Life/Health
                  February 27, 1976*
                  State of domicile: Wisconsin
                  Formerly CUMIS Life & CUDIS

            e.    International Commons, Inc.
                  Business: Special Events
                  January 13, 1981*
                  State of domicile: Wisconsin

            f.    CUNA Mutual Mortgage Corporation
                  Business: Mortgage Servicing
                  November 20, 1978* Incorporated
                  December 1, 1995 Wholly Owned
                  State of domicile: Wisconsin

            g.    CUNA Mutual Insurance Agency, Inc.
                  Business: Leasing/Brokerage
                  March 1, 1974*
                  State of domicile: Wisconsin
                  Formerly CMCI Corporation

                  CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

                        (1)   CUNA Mutual Insurance Agency of New Mexico, Inc.
                              Business: Brokerage of Corporate & Personal Lines June 10, 1993*
                              State of domicile: New Mexico

                        (2) CUNA Mutual Casualty Insurance Agency of Mississippi, Inc.
                              Business: Property & Casualty Agency

                              June 24, 1993*
                              State of domicile: Mississippi

                        (3)   CUNA Mutual Insurance Agency of Massachusetts,
                              Inc.
                              Business: Brokerage of Corporate & Personal Lines January 27, 1995*
                              State of domicile: Massachusetts

            h.    Stewart Associates Incorporated
                  Business: Insurance Agency for Credit Insurance, Collateral Protection, Mechanical Breakdown
                  March 6, 1998
                  State of domicile: Wisconsin

            i.    CMG Mortgage Assurance Company
                  Formerly Investors Equity Insurance Company, Inc.
                  Business: Private Mortgage Insurance
                  50% ownership by CUNA Mutual Investment Corporation
                  50% ownership by PMI Mortgage Insurance Company
                  Incorporated in California on March 3, 1969
                  Acquired by CUNA Mutual Investment Corporation April 14, 1994 State of domicile: Wisconsin

            j.    CUNA Mutual Business Services, Inc.
                  Business: Financial Services
                  Incorporated April 22, 1974
                  Wholly owned March 6, 2000
                  State of domicile: Wisconsin

            k.    Lending Call Center Services, LLC
                  Business: Provides Lending Call Center Services & Lending Solutions to Credit Unions
                  Incorporated June 24, 2002
                  Owned by a sole Class A Owner - APPRO Systems, Inc.
                  Owned by a sole Class B Owner - CUNA Mutual Investment Corporation

            l.    MEMBERS Trust Company (MTC)
                  Business: MTC will offer an array of estate financial planning services to members through their credit unions.
                  Incorporated 2003
                  MTC will operate independently from Suncoast and CUNA Mutual with shares of ownership to be sold to credit unions and credit union entities.

            m.    Lenders Protection, LLC
                  Business: Limited Liability Company
                  Owned 50% CUNA Mutual Insurance Society and 50% Open Lending, Inc.
                  State of domicile: Delaware

            n.    CUNA Mutual Insurance Society Political Action Committee

Business: Increase the effectiveness of CUNA Mutual Group's participation in lobbying and other legislative advocacy activities.
                  Created: June 24, 2004

2.    C.U.I.B.S. Pty. Ltd.
      Business: Brokerage
      February 18, 1981*
      Country of domicile: Australia

3.    CUNA Caribbean Insurance Society Limited
      Business: Life and Health
      July 4, 1985*
      Country of domicile: Trinidad and Tobago

      CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

            a.    CUNA Caribbean Insurance Services Limited
                  Business: Consultants, Advisors and Managers for Insurance & Pension Plans
                  Incorporated November 26, 1991
                  Country of domicile: Trinidad and Tobago

4.    CUNA Mutual Australia Holding Co. Pty. Ltd.
      Business: Holding Company
      September 17, 1999*
      Country of domicile: Australia

      CUNA Mutual Australia Holding Co. Pty. Ltd. Is the owner of the following subsidiary:

            a.    CUNA Mutual Life Australia, Ltd.
                  Business: Life Insurance
                  October 15, 1999
                  Country of domicile: Australia

5.    CUNA Mutual Group, Limited
      Business: Brokerage
      May 27, 1998
      Country of domicile: U.K.

6.    CUNA Mutual Group Services (Ireland) Limited
      Business: Insurance Services (currently seeking authorization to provide Sales & Marketing Services)
      June 6, 2003
      Country of domicile: Ireland

* Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.    C.U. Insurance Services, Inc./Oregon
      50% ownership by CUNA Mutual Insurance Agency, Inc.
      50% ownership by Oregon Credit Union League
      December 27, 1989

2.    The CUMIS Group Limited
      63.3% ownership by CUNA Mutual Insurance Society
      December 31, 1991

      The CUMIS Group Limited is the 100% owner of the following companies:

            a.    CUMIS Life Insurance Company
                  Business: Creditor Group, Individual Life and Disability Insurance
                  January 1, 1977
                  Country of domicile: Canada

            b.    CUMIS General Insurance Company
                  Business: Property & Casualty Insurance
                  July 1, 1980
                  Country of domicile: Canada

            c.    MemberCARE Financial Services Limited
                  Business: Serve as a partner with CUMIS Life for the deliver of the MemberCARE Financial Services Program
                  August 1, 1993
                  Country of domicile: Canada

            d.    MemberCARE Financial Services Partnership
                  Originally formed on January 1, 1994 as a partnership between Co-operators Life Insurance Company and CUMIS Life Insurance Company.
                  January 1, 1997 - CUMIS Life purchased 49.5% of Co-operator's interest in the partnership (bringing their total to 99.5%) and MemberCARE Financial Services Limited purchased 0.5%. Country of domicile: Canada

            e.    Canadian Northern Shield Insurance Company
                  Business: Property & Casualty Insurance
                  February 1, 1985
                  Country of domicile: British Columbia, Canada

            f.    CUMIS Services Limited
                  Business: Acquisitions and Insurance Agency Management
                  Services
                  June 1, 2000
                  Country of domicile: Canada

            g.    WESTCU Insurance Services Limited
                  Business: Insurance Agency Management
                  June 21, 2000
                  Country of domicile: Westminster, Canada

      The CUMIS Group Limited is the 50% owner of the following companies:

            a.    CREDENTIAL FINANCIAL, INC.
                  Business: Holding Company with ownership in a number of insurance and securities distribution companies
                  Acquired January 2004
                  Country of domicile: Canada

3.    MEMBERS Capital Advisors, Inc. (formerly CIMCO Inc.)
      50% ownership by CUNA Mutual Investment Corporation
      50% ownership by CUNA Mutual Life Insurance Company
      January 1, 1992

4.    CMG Mortgage Insurance Company (formerly Investors Mortgage Insurance
      Company)
      50% ownership by CUNA Mutual Investment Corporation
      50% ownership by PMI Mortgage Insurance Company
      April 14, 1994

5.    Cooperators Life Assurance Society Limited (Jamaica)
      CUNA Mutual Insurance Society owns 122,500 shares
      Jamaica Co-op Credit Union League owns 127,500 shares
      May 10, 1990

6.    CMG Mortgage Reinsurance Company
      50% ownership by CUNA Mutual Investment Corporation
      50% ownership by PMI Insurance Company
      July 26, 1999

7.    Credit Union Service Corporation
      Atlanta, Georgia
      Owned by Credit Union National Association, Inc. and 18 state league organizations
      March 26, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

8. CUNA Mutual Australia Limited (formerly finsure.australia limited) 100% ownership by CUNA Mutual Australia Holding Company Pty. Limited October 15, 1999

      CUNA Mutual Australia Limited is the 100% owner of the following companies:

            a.    CUNA Mutual Insurance Brokers Pty Limited
                  Business: Brokerage
                  Incorporated as NCUIS Brokers February 6, 1986
                  Renamed on September 3, 2002
                  Country of Domicile: Australia

            b.    CUNA Mutual Technology Services Australia Pty Limited
                  Business: Technology Services

                  Incorporated as Direct Insurance Network International on August 31, 2000
                  Renamed on September 3, 2002
                  Country of Domicile: Australia

The following company is owned 100% by CUNA Mutual Technology Services Australia Pty Limited:

                        (1)   CUNA Mutual Insurance Brokers Pty Limited
                              Business: Brokerage
                              Incorporated as NCUIS Brokers February 6, 1986 Renamed on September 3, 2002
                              Country of Domicile: Australia

9.    CUNA Strategic Services, Inc.
      CUNA Mutual Insurance Society owns 200.71 shares
      December 31, 1999

10.   China Credit Co-operative Services, Limited
      Business: Hong Kong Holding Company; provide technology and business consulting in support of the PRC operations of CUNA Mutual Group. Incorporated November 21, 2003
      Effective March 2, 2004, owned 70% by CUNA Mutual Insurance Society and 30% by IFC
      Country of domicile: China

      The following company is a wholly-owned subsidiary of China Credit Co-operative Services, Limited:

            a.    CCC Services, Limited
                  Incorporated December 3, 2003
                  Country of domicile: China

            b. CUNA Mutual Consulting Services (Guangdong) Company Limited (CMCSC Ltd.) Business: To give us a corporate presence in the PRC, and to facilitate transactions and payments among our Hong Kong companies, and our RCCU partners.
                  Incorporated July 1, 2004
                  Country of domicile: China

Partnerships

1.    CM CUSO Limited Partnership, a Washington Partnership
      CUMIS Insurance Society, Inc. - General Partner
      Credit Unions in Washington - Limited Partners
      June 14, 1993

1.    "Sofia LTD." (Ukraine)
      99.96% ownership by CUNA Mutual Insurance Society
      .04% ownership by CUMIS Insurance Society, Inc.
      March 6, 1996

2.    `FORTRESS' (Ukraine)
      80% ownership by "Sofia LTD."
      19% ownership by The Ukrainian National Association of Savings and Credit Unions
      1% ownership by Service Center by UNASCU
      September 25, 1996

3.    MEMBERS Development Company LLC
      49% ownership by CUNA Mutual Investment Corporation
      51% ownership by Credit Unions & CUSOs
      September 24, 1999

      a. MEMBERS Business Solutions Company, LLC is 100% owned by MEMBERS Development Company, LLC; effective 5/27/04; created to provide business services to credit unions and other related entities, and to engage in any lawful business or activity permitted under the Act and to do any and all other actions and things that may be necessary, incidental or convenient to accomplish these purposes.

4.    The Center for Credit Union Innovation LLC
      33.3% ownership by CUNA Mutual Insurance Society
      33.3% ownership by CUNA & Affiliates
      33.3% ownership by American Association of Credit Union Leagues January 5, 2000

5.    HRValue Group LLC
      49% ownership by CUNA Mutual Investment Corporation
      51% ownership by Leagues & League Service Organizations
      December 1, 2000

Affiliated (Nonstock)

1.    CUNA Mutual Group Foundation, Inc.
      July 5, 1967

2.    CUNA Mutual Life Insurance Company
      July 1, 1990

                       CUNA Mutual Life Insurance Company
                  Organizational Chart As Of November 14, 2002

CUNA Mutual Life Insurance Company
An Iowa mutual life insurance company
Fiscal Year End: December 31

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1.    MEMBERS Capital Advisors, Inc.
      An Iowa Business Act Corporation
      50% ownership by CUNA Mutual Life Insurance Company
      50% ownership by CUNA Mutual Investment Corporation

      July 16, 1982

      MEMBERS Capital Advisors, Inc. is the investment adviser of:
      Ultra Series Fund
      MEMBERS Mutual Funds
      CU System Funds

2.    CMIA Wisconsin, Inc.
      A Wisconsin Business Act Corporation
      100% ownership by CUNA Mutual Life Insurance Company
      May 29, 1998

3.    League Insurance Agency, Inc.
      (Wholly owned by CMIA Wisconsin, Inc.)
      Business: Insurance Agency
      Incorporated on August 16, 1973
      Acquired on August 31, 2000
      State of domicile: Connecticut

      League Insurance Agency is the 100% owner of the following subsidiary:

            a.    Member Protection Insurance Plans
                  Business: Insurance Agency
                  Incorporated on August 21, 1991
                  Acquired on August 31, 2000
                  State of domicile: Connecticut

ITEM 27. NUMBER OF CONTRACTOWNERS


As of February 28, 2005, there were 226 non-qualified contracts outstanding and 284 qualified contracts outstanding.

ITEM 28. INDEMNIFICATION.

      Section 10 of the Bylaws of the Company and Article VIII, Section 4 of the Company's charter together provide for indemnification of officers and directors of the Company against claims and liabilities that such officers and/or directors become subject to by reason of having served as an officer or director of the Company or any subsidiary or affiliate of the Company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such officers or directors in the line of duty as an officer or director, except liability arising out of an officer's or a director's willful misconduct.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

      (a) CUNA Brokerage is the registrant's principal underwriter and for certain variable life insurance contracts issued by CUNA Mutual Life Variable Account. CUNA Brokerage is also principal underwriter for the Ultra Series Fund, an underlying Fund for the Company's variable products. CUNA Brokerage is the distributor of MEMBERS Mutual Funds, a group of open-end investment companies.

      (b)   Officers and Directors of CUNA Brokerage.


Name and Principal              Positions and Offices                Positions and Offices
Business Address                With the Underwriter                 With Registrant
----------------------          -------------------------            --------------------------------------
Christine M. Anderson*          Secretary & Treasurer                Forecasting & Planning Vice President,
                                                                     Finance

Grael B. Barker                 Director                             None

Dennis J. Godfrey               Chairman                             None

Katherine I. Grete**            Assistant Treasurer                  Business Finance Team
                                                                     Financial Analysis Manager

Timothy Halevan**               Chief Compliance Officer             Chief Compliance Officer

John W. Henry*                  Director, Vice President             Senior Vice President - Members
                                & Acting President                   Solutions Group

Kevin T. Lenz*                  Director                             Senior Vice President - Members
                                                                     Solutions Group

Sheila M. Kittleson**           Assistant Treasurer                  Business Finance Team Cost Analyst
                                                                     Manager

Tracy K. Lien*                  Assistant Secretary                  Senior Law Specialist

Faye A. Patzner*                Chief Officer - Legal                Chief Officer - Legal

Steven A. Riser*                Finance Corporate Asset &            Assistant Vice President
                                Employee Protection

Mark T. Warshauer*              Director                             Senior Vice President

Mark K. Willson*                Assistant Secretary                  Assistant Vice President - Associate
                                                                     General Counsel

*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

      (c) CUNA Brokerage Services is the only principal underwriter. The Distribution Agreement between the Company and CUNA Brokerage Services and the Related Servicing Agreement between the Company and CUNA Brokerage Services specify the services provided by each party. Those contracts will have been filed as exhibits under Item 24(b)(3) on or before the date of effectiveness of the registration statement covering the contracts described herein. The Company intends to pay a dealer concession of approximately 7.25 percent, as will be more fully described in Schedule A of the Servicing Agreement


                                            (2)
                                      Net Underwriting              (3)                (4)
               (1)                     Discounts and           Compensation on       Brokerage              (5)
Name of Principal Underwriter           Commissions               Redemption        Commissions        Compensation
-----------------------------         ----------------         ---------------     -------------       ------------
CUNA Brokerage Services, Inc.         $   1,104,072.12                0            $1,070,949.96        $33,122.16

ITEM 30. LOCATION BOOKS AND RECORDS

      All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CUNA Mutual Group, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 31. MANAGEMENT SERVICES

      All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

      (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

      (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to the Company for a statement of additional information.

      (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

      (d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

      (e) The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the registrant, CUNA Mutual Life Variable Annuity Account, has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 11 day of April, 2005.


                                       CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                                       (REGISTRANT)
                                       BY CUNA MUTUAL LIFE INSURANCE COMPANY

                                       By: /s/Jeff Post
                                           ------------
                                           Jeff Post
                                           President


Pursuant to the requirements of the Securities Act of 1933, the registrant, CUNA Mutual Life Variable Annuity Account, has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 11 day of April, 2005.


                                       CUNA MUTUAL LIFE INSURANCE COMPANY
                                            (DEPOSITOR)

                                       By: /s/Jeff Post
                                           ------------
                                           Jeff Post
                                           President

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 1 for this Registration Statement has been signed by the following persons in the capacities indicated and on the dates indicated.


SIGNATURE AND TITLE                  DATE         SIGNATURE AND TITLE                               DATE
/s/ ELDON R. ARNOLD                    *          /s/ VICTORIA W. MILLER                              *
----------------------------                      -------------------------------
Eldon R. Arnold, Director                         Victoria W. Miller, Director

/s/ JAMES L. BRYAN                     *          /s/ C. ALAN PEPPERS                                 *
----------------------------                      -------------------------------
James L. Bryan, Director                          C. Alan Peppers, Director

/s/ LORETTA M. BURD                    *          /s/ JEFF POST                                    04/11/05
----------------------------                      -------------------------------
Loretta M. Burd, Director                         Jeff Post, Director

/s/ JOSEPH J. GASPER, JR.              *          /s/ NEIL A. SPRINGER
----------------------------                      -------------------------------
Joseph J. Gasper, Director                        Neil A. Springer, Director

/s/ THOMAS R. GRAHAM                   *          /s/STEVE SULESKI                                04/18/05
----------------------------                      -------------------------------
Thomas R. Graham, Director                        Steve Suleski, Attorney-In-Fact

/s/ JERALD R. HINRICHS                 *          /s/ FAROUK D. G. WANG                               *
----------------------------                      -------------------------------
Jerald R. Hinrichs, Director                      Farouk D. G. Wang, Director

/s/ THOMAS C. JONES                    *          /s/ LARRY T. WILSON                                 *
----------------------------                      -------------------------------
Thomas C. Jones, Director                         Larry T. Wilson, Director



*Pursuant to Power of Attorney

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacity indicated on the date indicated.

SIGNATURE AND TITLE                                 DATE


/s/ Jeffrey D. Holley                           Date 4/11/05
-------------------------------------
Jeffrey D. Holley
Chief Financial Officer



/s/Jeff Post                                    Date 4/11/05
-------------------------------------
Jeff Post
President and Chief Executive Officer

                                  EXHIBIT INDEX


      (i)   Income Payment Endorsement



      10.   PricewaterhouseCoopers LLP Consent.
            Deloitte & Touche LLP Consent.


      15.   Powers of Attorney.